AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 20, 2006
                                                      REGISTRATION NO. 033-61122
                                                               AND NO. 811-04819

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER |_|

                           THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 17 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 40 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2006 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

                |_| on , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

    |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                                                              JEFFERSON NATIONAL

--------------------------------------------------------------------------------
                                 MAXIFLEX GROUP
             GROUP FLEXIBLE PREMIUM DEFERRED FIXED/VARIABLE ANNUITY
                                    ISSUED BY
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                                       AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

   This prospectus describes the group flexible premium deferred fixed/variable annuity contract ("Contract") issued by Jefferson National Life Insurance Company ("Jefferson National"). The Contracts are designed for use in retirement planning.

   You can allocate money to one of the Variable Account Investment Options, which invest in one of the Investment Portfolios listed below. Depending on market conditions, you can make or lose money in any of the Variable Account Investment Options. You can also allocate money to the Fixed Account. Money you direct into the Fixed Account earns interest at a rate guaranteed by us.

40|86
SERIES TRUST MANAGED BY 40|86 ADVISORS, INC.
   o  40|86 Series Trust Balanced Portfolio
   o  40|86 Series Trust Equity Portfolio
   o  40|86 Series Trust Fixed Income Portfolio
   o  40|86 Series Trust Government Securities Portfolio
   o  40|86 Series Trust High Yield Portfolio
   o  40|86 Series Trust Money Market Portfolio

A I M VARIABLE INSURANCE FUNDS
MANAGED BY A I M ADVISORS, INC.
   o  AIM V.I. Basic Value Fund - Series II shares
   o  AIM V.I. Core Equity Fund - Series I shares
   o  AIM V.I. Financial Services Fund - Series I shares
   o  AIM Global Health Care Fund - Series I shares
   o  AIM V.I. High Yield Fund - Series I shares
   o  AIM V.I. Mid Cap Core Equity Fund - Series II shares
   o AIM V.I. Real Estate Fund - Series I shares (effective July 3, 2006 renamed AIM V.I. Global Real Estate Fund)
   o  AIM V.I. Technology Fund - Series I shares

THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.
   o  Alger American Growth Portfolio Class O
   o  Alger American Leveraged AllCap Portfolio Class O
   o  Alger American MidCap Growth Portfolio Class O
   o  Alger American Small Capitalization Portfolio Class O

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
MANAGED BY ALLIANCEBERNSTEIN L.P.
   o  AllianceBernstein Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
   o  American Century VP Balanced Fund (Class I)
   o  American Century VP Income & Growth Fund (Class I)
   o  American Century VP Inflation Protection Fund (Class II)
   o  American Century VP Value Fund (Class I)

MANAGED BY AMERICAN CENTURY GLOBAL INVESTMENT MANAGEMENT, INC.
   o  American Century VP International Fund (Class I)

THE DREYFUS INVESTMENT PORTFOLIOS
(SERVICE SHARES)
MANAGED BY THE DREYFUS CORPORATION
   DREYFUS IP - SMALL CAP STOCK INDEX PORTFOLIO

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION

DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES.

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")
(INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION
   o  Dreyfus VIF--Disciplined Stock Portfolio (Initial Shares)
   o  Dreyfus VIF--International Value Portfolio (Initial Shares)

FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
   o  Federated Capital Income Fund II
   o  Federated High Income Bond Fund II (Primary Shares)

MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.
   o  Federated International Equity Fund II

JANUS ASPEN SERIES (INSTITUTIONAL SHARES)
MANAGED BY JANUS CAPITAL MANAGEMENT LLC
   o  Janus Aspen Large Cap Growth Portfolio (Institutional Shares)
   o  Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)
   o  Janus Aspen Growth and Income Portfolio (Institutional Shares)
   o  Janus Aspen International Growth Portfolio (Institutional Shares)
   o  Janus Aspen Worldwide Growth Portfolio (Institutional Shares)

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT LLC
   o  Lazard Retirement Emerging Markets Portfolio
   o  Lazard Retirement Equity Portfolio
   o  Lazard Retirement International Equity Portfolio
   o  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO. LLC

--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
   o  Lord Abbett Series Fund, Inc. - America's Value Portfolio
   o  Lord Abbett Series Fund, Inc. - Growth and Income Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
MANAGED BY SALOMON BROTHERS ASSET MANAGEMENT INC
   o  Legg Mason Partners Variable Aggressive Growth Portfolio
   o  Legg Mason Partners Variable All Cap Portfolio
   o  Legg Mason Partners Variable High Yield Bond Portfolio
   o  Legg Mason Partners Variable Large Cap Growth Portfolio
   o  Legg Mason Partners Variable Strategic Bond Portfolio
   o  Legg Mason Partners Variable Total Return Portfolio

   MANAGED BY SMITH BARNEY MANAGEMENT LLC
   Legg Mason Partners Variable Government Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.
   o  Neuberger Berman AMT Fasciano Portfolio (Class S)
   o  Neuberger Berman AMT High Income Bond Fund
   o  Neuberger Berman AMT Limited Maturity Bond Portfolio
   o  Neuberger Berman AMT Mid-Cap Growth Portfolio
   o  Neuberger Berman AMT Partners Portfolio
   o  Neuberger Berman AMT Regency Portfolio
   o  Neuberger Berman AMT Socially Responsive Portfolio

THE POTOMAC INSURANCE TRUST
MANAGED BY  RAFFERTY ASSET MANAGEMENT, LLC
   o  Potomac Dynamic VP HY Bond Fund

PIMCO VARIABLE INSURANCE TRUST
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   o  PIMCO VIT All Asset Portfolio (Administrative Class)
   o  PIMCO CommodityRealReturn Strategy Portfolio (Administrative Class)
   o  PIMCO VIT Emerging Markets Bond Portfolio (Administrative Class)
   o  PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)
      (Administrative Class)
   o  PIMCO VIT Global Bond Portfolio (Unhedged) (Administrative Class)
   o  PIMCO VIT High Yield Portfolio (Administrative Class)
   o  PIMCO VIT Money Market Portfolio (Administrative Class)
   o  PIMCO VIT RealEstateRealReturn Strategy Portfolio (Administrative Class)
   o  PIMCO VIT Real Return Portfolio (Administrative Class)
   o  PIMCO VIT Short-Term Portfolio (Administrative Class)
   o  PIMCO VIT StockPLUS(R) Total Return Portfolio (Administrative Class)
   o  PIMCO VIT Total Return Fund (Administrative Class)

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.
   o  Pioneer Fund VCT Portfolio
   o  Pioneer Equity Income VCT Portfolio
   o  Pioneer Europe VCT Portfolio
   o  Pioneer Core Bond VCT Portfolio
   o  Pioneer High Yield VCT Portfolio
   o  Pioneer Mid Cap Value VCT Portfolio

ROYCE CAPITAL FUND
MANAGED BY ROYCE & ASSOCIATES, LLC
   o  Royce Micro-Cap Portfolio
   o  Royce Small-Cap Portfolio

RYDEX VARIABLE TRUST
MANAGED BY RYDEX INVESTMENTS
   o  Rydex Absolute Return Strategies Fund
   o  Rydex Banking Fund
   o  Rydex Basic Materials Fund
   o  Rydex Biotechnology Fund
   o  Rydex Commodities Fund
   o  Rydex Consumer Products Fund
   o  Rydex Dynamic Dow Fund
   o  Rydex Dynamic OTC Fund
   o  Rydex Dynamic Strengthening Dollar Fund
   o  Rydex Dynamic S&P 500 Fund
   o  Rydex Dynamic Weakening Dollar Fund
   o  Rydex Electronics Fund
   o  Rydex Energy Fund
   o  Rydex Energy Services Fund
   o  Rydex Europe Advantage Fund
   o  Rydex Financial Services Fund
   o  Rydex Government Long Bond Advantage Fund
   o  Rydex Health Care Fund
   o  Rydex Hedged Equity Fund
   o  Rydex Internet Fund
   o  Rydex Inverse Dynamic Dow Fund
   o  Rydex Inverse Government Long Bond Fund
   o  Rydex Inverse Mid-Cap Fund
   o  Rydex Inverse OTC Fund
   o  Rydex Inverse Russell 2000 Fund
   o  Rydex Inverse S&P 500 Fund
   o  Rydex Japan Advantage Fund
   o  Rydex Large-Cap Growth Fund
   o  Rydex Large-Cap Value Fund
   o  Rydex Leisure Fund
   o  Rydex Mid Cap Advantage Fund
   o  Rydex Multi-Cap Core Equity Fund
   o  Rydex Mid-Cap Growth Fund
   o  Rydex Mid-Cap Value Fund
   o  Rydex Nova Fund
   o  Rydex OTC Fund
   o  Rydex Precious Metals Fund
   o  Rydex Real Estate Fund
   o  Rydex Retailing Fund
   o  Rydex Russell 2000 Advantage Fund
   o  Rydex Sector Rotation Fund
   o  Rydex Small-Cap Growth Fund
   o  Rydex Small-Cap Value Fund
   o  Rydex Technology Fund
   o  Rydex Telecommunications Fund

   o  Rydex Transportation Fund
   o  Rydex U.S. Government Money Market Fund
   o  Rydex Utilities Fund
   o  CLS AdvisorOne Amerigo Fund
   o  CLS AdvisorOne Clermont Fund

SELIGMAN PORTFOLIOS, INC.
MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED
   o  Seligman Communications and Information Portfolio
   o  Seligman Global Technology Portfolio

THIRD AVENUE VARIABLE SERIES TRUST
MANAGED BY THIRD AVENUE MANAGEMENT LLC.
   o  Third Avenue Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION
   o  Van Eck Worldwide Absolute Return Fund
   o  Van Eck Worldwide Bond Fund
   o  Van Eck Worldwide Emerging Markets Fund
   o  Van Eck Worldwide Hard Assets Fund
   o  Van Eck Worldwide Real Estate Fund

WELLS FARGO ADVANTAGE FUNDS
MANAGED BY WELLS FARGO FUNDS MANAGEMENT, LLC
   o  Wells Fargo Advantage VT Discovery Fund
   o  Wells Fargo Advantage VT Opportunity Fund

   Please read this prospectus before investing and retain it for future reference. It contains important information about The Maxiflex Group Flexible Premium Deferred Fixed and Variable Annuity Contract.

   To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. The SAI is available on Our Website. For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:

   o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

   o  Address for correspondence sent via courier or overnight mail:
      9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

   THE CONTRACTS:
   o ARE NOT BANK DEPOSITS
   o ARE NOT FEDERALLY INSURED
   o ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   o ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL.

May 1, 2006

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TABLE OF CONTENTS

                                                                            PAGE
DEFINITIONS...................................................................6
HIGHLIGHTS....................................................................7
FEE TABLE.....................................................................8
CONDENSED FINANCIAL INFORMATION...............................................9
JEFFERSON NATIONAL............................................................10
CONTRACT OWNER INQUIRIES......................................................10
FINANCIAL STATEMENTS..........................................................10
THE VARIABLE ACCOUNT..........................................................10
   Variable Account Investment Options........................................10
   Voting Rights..............................................................11
FIXED ACCOUNT.................................................................11
THE CONTRACT..................................................................11
ACCUMULATION PROVISIONS.......................................................11
   Purchase Payments..........................................................11
   Allocation of Purchase Payments............................................11
   Accumulation Units.........................................................12
   Accumulation Unit Values...................................................12
TRANSFERS.....................................................................12
   How You Can Make Transfers.................................................12
   Excessive Trading Limits...................................................13
   Dollar Cost Averaging......................................................14
   Rebalancing................................................................14
   Asset Allocation Program...................................................14
   Interest Sweep Program.....................................................14
   Withdrawals................................................................14
   Suspension of Payments.....................................................15
RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS...............................15
RESTRICTIONS UNDER SECTION 403(B) PLANS.......................................15
CONVERSION TO INDIVIDUAL CONTRACT UPON TERMINATION IN PLAN....................15
SYSTEMATIC WITHDRAWAL PLAN....................................................15
LOANS.........................................................................16
CHARGES AND DEDUCTIONS........................................................16
   Withdrawal Charge..........................................................16
   Administrative Charge......................................................16
   Morality and Expense Risk Charge...........................................16
   Premium Taxes..............................................................17
   Investment Portfolio Expenses..............................................17
   Reduction or Elimination of Contract Charges...............................17
   Other Charges..............................................................17
DEATH BENEFITS................................................................17
THE ANNUITY PERIOD............................................................17
   Optional Annuity Period Elections..........................................17
   Annuity Options............................................................18
   Transfers During the Annuity Period........................................19
   Death Benefit Amount During the Annuity Period.............................19

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TAXES.........................................................................19
   Annuity Contracts in General...............................................19
   Tax Status of the Contracts................................................19
   Taxation of Non-Qualified Contracts........................................21
   Taxation of Qualified Contracts............................................21
   Possible Tax Law Changes...................................................22
GENERAL MATTERS...............................................................22
   Distribution of Contracts..................................................22
   Legal Proceedings..........................................................22
APPENDIX A--CONDENSED FINANCIAL INFORMATION...................................24
APPENDIX B--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS..................50
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................63

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DEFINITIONS

   ACCUMULATION PERIOD: The period before the commencement of Annuity Payments during which you can make Purchase Payments.

   ACCUMULATION UNIT: An accounting unit of measure we use to calculate your Contract Value during the Accumulation Period.

   ANNUITANT: The natural person(s) upon whose life (lives) Annuity Payments are based. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

   ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract.

   ANNUITY PAYMENTS: A series of income payments we make under an annuity option.

   ANNUITY PERIOD: The period during which we make Annuity Payments.

   CONTRACT OWNER: The entity to which the group Contract is issued, usually the employer. You are a Participant in the group and will receive a certificate evidencing your ownership. References to "you" and "your" in this prospectus refer to you as the Participant.

   CONTRACT VALUE: The total value of your values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

   CODE: Internal Revenue Code of 1986, as amended.

   FIXED ACCOUNT: The general account of Jefferson National. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.

   INDIVIDUAL CONTRACT: The record we establish to represent your interest as a Participant in an Investment Option during the Accumulation Period. This term is called "Individual Account" in your Contract.

   INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission, or other adviser selected by You to provide asset allocation and investment advisory services.

   INVESTMENT OPTIONS: The investment choices available to Contract Owners.

   INVESTMENT PORTFOLIO: The variable Investment Options available under the Contract. Each Variable Account Investment Option has its own investment objective and is invested in the underlying Investment Portfolio.

   PARTICIPANT: Any eligible person participating in a Plan and for whom an Individual Contract is established. References to "you" and "your" in this prospectus refer to you as the Participant.

   PLAN: A voluntary program for an employer that qualifies for special tax treatment.

   PURCHASE PAYMENTS: The purchase payments made to Jefferson National under the terms of the Contract.

   REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the National Association of Securities Dealers, Inc. ("NASD") to sell variable products and is sponsored by an NASD member broker/dealer that is party to a selling group agreement with the Company.

   VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

   VARIABLE ACCOUNT: The separate account we established known as Jefferson National Life Annuity Account C. Prior to May 1, 2003, it was known as Conseco Variable Annuity Account C and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. The Variable Account is divided into subaccounts.

   WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain certain information about your Contract and request certain transactions through the Website.

   WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

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HIGHLIGHTS

   The group flexible premium variable annuity contract that we are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest on a tax deferred basis in the subaccounts of Jefferson National Life Annuity Account C ("Variable Account") and the Fixed Account. The Fixed Account may not be available in your state. The contract is intended to be used to accumulate money for retirement. The Contract provides for the accumulation of money and the payment of annuity benefits on a variable and/or fixed basis.

   All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, we may assess a Withdrawal Charge of up to 5% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances. For details refer to "Access to Your Money" section in this prospectus.

   If you are considering purchasing this Contract to fund a tax-deferred retirement program (including but not limited to IRAs and employer sponsored retirement Plans), you should be aware that this annuity will fund a retirement program that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the Contract are designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments.

   These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is suitable for your tax qualified plan.

   RETIREMENT PLANS: The Contract may be issued pursuant to Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: tax-sheltered annuities (TSAs) and state and local government deferred compensation plans. For general information, see "Taxes" in this prospectus.

   DEATH BENEFIT: This Contract includes a standard minimum death benefit that is provided by Us. This benefit is described in detail under the heading "Death Benefits."

   LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading "Loans."

   ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

   FREE LOOK. If you or the Contract Owner cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the Contract without assessing a Withdrawal Charge. You will receive whatever your Contract is worth on the day we receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

   TAX PENALTY. In general, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. The entire amount of any withdrawal or Annuity Payment will be taxable income to you. For TSA Contracts, there are restrictions on your ability to withdraw money from the Contract.

   INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

   Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

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FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

PARTICIPANT TRANSACTION EXPENSES

WITHDRAWAL CHARGE (as a percentage of the amount
withdrawn)(1)......................................            5%
Transfer Fee.......................................           None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

ANNUAL CONTRACT FEE(2).............................   $15 per contract per year
ANNUAL EXPENSES OF THE VARIABLE ACCOUNT
(as a percentage of average Variable Account
Investment Option value under the Contract)........
MORTALITY AND EXPENSE FEES(3)......................          1.00%
OTHER FEES.........................................           None
TOTAL ANNUAL EXPENSES OF THE VARIABLE ACCOUNT......          1.00%

   The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.



TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES          MINIMUM        MAXIMUM
(expenses that are deducted from Investment
Portfolio assets, including management fees,
distribution and/or service (12b-1) fees, and       Gross: 0.27%   Gross: 10.10%
other expenses)(4).................................  Net: 0.27%     Net: 5.11%

(1) The Withdrawal Charge decreases to zero over time. You can make a withdrawal subject to any applicable limitations, each contract year of 10% of the total contract value of a flexible Purchase Payment Contract without payment of a Withdrawal Charge. You can withdraw 10% of the Contract Value of the single Purchase Payment Contract without payment of a deferred sales load each year beginning with the second Contract year (see the "Charges and Deductions" section of this Prospectus for further explanation).

(2) We reserve the right to reduce or waive the fee.

(3) Jefferson National has guaranteed the total of the investment management fees charged against 40|86 Series Trust's Equity, Fixed Income and Money Market Portfolios whose shares are purchased by the Variable Account, plus the mortality and expense risk fee imposed upon the assets of the corresponding subaccounts of the Variable Account will not exceed 1.44%. Therefore, the current Mortality and Expense Fees for the 40|86 Series Trust's Equity, Fixed Income, and Money Market subaccounts are equal to 0.66%, 0.81% and 0.99%, respectively. See the Statement of Additional Information for more information about this agreement.

(4) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least May 1, 2007. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

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EXAMPLES OF FEES AND EXPENSES

   This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Fees, Annual Expenses of the Variable Account and Investment Portfolio Operating Expenses.

   The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

ASSUMING MAXIMUM INVESTMENT          1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES ...   $1,128.83   $3,452.99   $5,454.12   $9,123.20

ASSUMING MINIMUM INVESTMENT          1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES ...     $645.17     $936.70   $1,249.72   $1,937.00

(2) If you annuitize at the end of the applicable time period (except under certain circumstances):

ASSUMING MAXIMUM INVESTMENT          1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES ...   $1,128.83   $3,452.99   $4,954.12   $8,823.20

ASSUMING MINIMUM INVESTMENT          1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES ...     $645.17     $936.70     $749.72   $1,637.00

(3) If you do not surrender your Contract:

ASSUMING MAXIMUM INVESTMENT          1 YEAR     3 YEARS     5 YEARS     10 YEARS
PORTFOLIO OPERATING EXPENSES ...     $621.92   $2,947.03   $4,948.99   $8,819.68

ASSUMING MINIMUM INVESTMENT          1 YEAR     3 YEARS     5 YEARS     10 YEARS
Portfolio Operating Expenses ...     $137.92     $428.91     $741.36   $1,627.01

CONDENSED FINANCIAL INFORMATION

   Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Investment Options of the Variable Account offered through variable annuity contracts. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

--------------------------------------------------------------------------------
JEFFERSON NATIONAL

   Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, we were known as Conseco Variable Insurance Company and prior to October 7, 1998, we were known as Great American Reserve Insurance Company.

   We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Inviva, Inc.

   The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

CONTRACT OWNER INQUIRIES

   You should direct any inquiries you have regarding your Individual Contract, the Group Contract, or any related matter to the Company's Website, or the address or telephone number shown under "Administrative Office" in the front of this prospectus.

FINANCIAL STATEMENTS

   The financial statements of Jefferson National and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Jefferson National only as bearing upon the ability of Jefferson National to meet its obligations under the Contracts.

THE VARIABLE ACCOUNT

   The Variable Account was originally established in 1980 by Voyager Life Insurance Company. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

   Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999, the Variable Account was known as Great American Reserve Variable Annuity Account C. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

   The assets of the Variable Account are held in Jefferson National's name on behalf of the Variable Account and legally belong to Jefferson National. However, those assets that underlie the Contracts are not available to be used to pay the liabilities arising out of any other business Jefferson National may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Jefferson National may issue.

   The Variable Account is divided into subaccounts. Each subaccount invests in shares of one of the Investment Portfolios. Jefferson National has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed:

   (a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law;

   (b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law;

   (c) to transfer any assets in any subaccount to another subaccount, or to one or more separate investment accounts, or to Jefferson National's Fixed Account; or to add, combine or remove subaccounts in the Variable Account;

   (d) to substitute shares of a Investment Portfolio for shares of another Investment Portfolio (with any necessary prior approval of the Securities and Exchange Commission); and

   (e) to change the way Jefferson National assesses charges, so long as charges are not increased beyond the maximum charges guaranteed by the Contract.

   New or substitute Investment Portfolios may have different fees and expenses than the ones they replace, and their availability may be limited to certain classes of purchasers.

VARIABLE ACCOUNT INVESTMENT OPTIONS

   The Contract currently offers several Variable Account Investment Options (or subaccounts) which invest in the Investment Portfolios listed at the beginning of this Prospectus. You bear the investment risk for amounts you allocate to the Variable Account Investment Options. We may make additional Investment Options available in the future.

   You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses visit Our Website, or call Jefferson National at: (866) 667-0561. See Appendix B which contains a summary of investment objectives and strategies for each Investment Portfolio.

   The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

   A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

   Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Jefferson National. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolios believe that offering their shares in this manner will not be disadvantageous to you.

   Jefferson National may enter into certain arrangements under which it is compensated by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative or distribution services which it provides to the Investment Portfolios.

VOTING RIGHTS

   Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, we will send you and other owners materials describing the matters to be voted on. You instruct us how to vote those shares. When we receive those instructions, we will vote all of the shares we own and those for which no timely instructions are received in proportion to those instructions timely received. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.

FIXED ACCOUNT

   During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 4.5%. From time to time, we may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account may not be available in your state.

   The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   The Variable Account expenses do not apply to amounts allocated to the Fixed Account.

   If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

   See your Contract for more information on the Fixed Account.

THE CONTRACT

   The Contract, like all deferred annuity Contracts, has two phases: the Accumulation Period and the Annuity Period. When you are making Purchase Payments to the Contract, it is called the Accumulation Period. During the Accumulation Period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. When you begin receiving Annuity Payments from the Contract, it switches to the Annuity Period.

   The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

   Unless contrary to law, assignment of the Contract or of a Participant's Individual Contract is prohibited.

ACCUMULATION PROVISIONS
PURCHASE PAYMENTS

   The Contract is designed for Plans generally involving 25 or more Participants. Purchase Payments must be at least $10 per month. We reserve the right to accept purchase payments for less than the minimum. Purchase Payments in excess of $2,000,000 may be made only with our approval and will be subject to such terms and conditions as we may require.

   Jefferson National must approve each application. Upon acceptance, a Contract is issued to the Contract Owner and the Purchase Payment, as applicable to each Individual Contract, is credited to the Participant's account. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

ALLOCATION OF PURCHASE PAYMENTS

   You may elect to have Purchase Payments accumulate:

   (a) on a fully variable basis, which means they are invested in the subaccounts of the Variable Account (Variable Account Investment Options);

   (b) on a fully fixed basis, which means they are invested in the Fixed Account; or

   (c) a combination of both.

   TEN-DAY RIGHT TO REVIEW. The Contract provides a "10-day free look" (in some states, the period may be longer). This allows the Contract Owner or Participant to revoke the Contract by returning it to either a Jefferson National representative or to Us within 10 days (or the period required in your state) of delivery of the Contract. Jefferson National deems this period as ending 15 days after it mails a Contract. If you return the Contract under the terms of the free

--------------------------------------------------------------------------------
look provision, Jefferson National will refund the Contract Value, unless a different amount is required by state law. However, Our Annual Expenses of the Variable Account and Investment Portfolio Operating Expenses will have been deducted.

   ALLOCATION OF PURCHASE PAYMENTS

   Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

   If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract on the business day we receive them at the Accumulation Unit value next computed. Our business day closes when the New York Stock Exchange (or applicable bond market) closes, usually 4:00 P.M. Eastern time. Unlike the other Investment Portfolios available under your Contract, all transactions involving the Rydex Investment Portfolios listed below must be received no later than 15 or 30 minutes before the New York Stock Exchange closes, I.E., 3:30 P.M. or 3:45 P.M. Eastern Time based on the usual 4:00 P.M. Eastern Time close. Any transaction involving a Rydex Investment Portfolio received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day.

-------------------------------------------------------------------------------

                         15 MINUTES BEFORE NYSE CLOSE
-------------------------------------------------------------------------------
Dynamic Dow                   Dynamic OTC                Dynamic S&P 500
----------------------------- -------------------------- ----------------------
Dynamic Strengthening Dollar  Dynamic Weakening Dollar   Europe Advantage
----------------------------- -------------------------- ----------------------
Government Long Bond          Inverse Government Long    Inverse Mid-Cap
Advantage                     Bond                       Growth
----------------------------- -------------------------- ----------------------
Inverse Dynamic Dow           Inverse OTC                Russell 2000 Advantage
----------------------------- -------------------------- ----------------------
Inverse S&P 500               Japan Advantage            Large-Cap Growth
----------------------------- -------------------------- ----------------------
Mid Cap Advantage             Mid-Cap Growth             Nova
----------------------------- -------------------------- ----------------------
OTC                           Sector Rotation            Small-Cap Growth
----------------------------- -------------------------- ----------------------
Small-Cap Value               U.S. Govt Money Mkt
-------------------------------------------------------------------------------

                         30 MINUTES BEFORE NYSE CLOSE
-------------------------------------------------------------------------------
Banking                       Energy Services            Real Estate
----------------------------- -------------------------- ----------------------
Basic Materials               Financial Services         Retailing
----------------------------- -------------------------- ----------------------
Biotechnology                 Health Care                Technology
----------------------------- -------------------------- ----------------------
Commodities                   Internet                   Telecommunication
----------------------------- -------------------------- ----------------------
Consumer Products             Leisure                    Transportation
----------------------------- -------------------------- ----------------------
Electronics                   Precious Metals            Utilities
----------------------------- -------------------------- ----------------------
Energy
-------------------------------------------------------------------------------

Similarly, any transaction involving the Potomac Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the Potomac Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

ACCUMULATION UNITS

   We credit Purchase Payments that you allocate to the subaccounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. The method of payment (E.G., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, we determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each subaccount separately.

ACCUMULATION UNIT VALUES

   Every business day we determine the value of an Accumulation Unit for each of the subaccounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

   1. dividing the value of a Investment Portfolio share at the end of the current Valuation Period (and any charges for taxes) by the value of a Investment Portfolio share for the previous Valuation Period; and

   2.  subtracting the daily amount of the mortality and expense risk fee.

   The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Contract will equal or exceed the Purchase Payments you have made.

   We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Contract, the current Accumulation Unit values and the value of your Individual Contract. TRANSFERS During the Accumulation Period, you may make transfers from one subaccount to another subaccount and/or to the Fixed Account. You can make transfers between subaccounts and changes in allocations in writing or by telephone (if you have completed a telephone authorization request). Limits on transfers out of the Fixed Account may apply.

HOW YOU CAN MAKE TRANSFERS

   You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, we may also allow you to submit a request through other means.

   TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

   We will accept transaction requests from your Registered

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Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from and provide information to either you or the other Owner.

   We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before we will make the telephone transaction. A password will be required for Website transfers. If we fail to use such procedures we may be liable for any losses due to unauthorized or fraudulent instructions.

   We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. A password will also be required for transfers via Our Website. Additionally, as with other transactions, you will receive a confirmation of your transfer. Under certain circumstances, your quarterly statement may serve as the confirmation for transactions you made during the quarter covered by the statement. If reasonable procedures are employed, neither Jefferson National nor Inviva Securities Corporation will be liable for following instructions which it reasonably believes to be genuine.

   Subject to the earlier cut-off times described above, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (or applicable bond market) (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

EXCESSIVE TRADING LIMITS

   The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

   We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

   o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

   o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

   o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

   The restrictions imposed may include, but are not limited to, restrictions on transfers (E.G., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

   We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.

   SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

   The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

   As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

   We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading and the PIMCO VIT Money Market Portfolio. As of the date of this prospectus, the

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--------------------------------------------------------------------------------
only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund, Rydex Absolute Return Strategies Fund, Rydex Multi-Cap Core Equity Fund, and Rydex Hedged Equity Fund which do not permit active trading), the Potomac Dynamic VP HY Bond Fund, the PIMCO VIT Money Market Portfolio and the 40|86 Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale or sale and purchase involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table.

-------------------------------------------------------------------------------

                                 30 DAY HOLD
-------------------------------------------------------------------------------
CLS AdvisorOne Amerigo        CLS AdvisorOne Clermont    Federated Capital
                                                         Income Fund II
----------------------------- -------------------------- ----------------------
Federated High Income Bond    Federated International    Legg Mason
Fund II                       Equity Fund II             Aggressive Growth
----------------------------- -------------------------- ----------------------
Legg Mason All Cap            Legg Mason Government      Legg Mason High
                                                         Yield Bond
----------------------------- -------------------------- ----------------------
Legg Mason Large Cap Growth   Legg Mason Strategic Bond  Legg Mason Total
                                                         Return
----------------------------- -------------------------- ----------------------
Lord Abbett America's Value   Lord Abbett Growth and     Rydex Sector Rotation
                              Income
-------------------------------------------------------------------------------

                                 60 DAY HOLD
-------------------------------------------------------------------------------
Dreyfus Socially              Dreyfus Stock Index        Dreyfus Disciplined
Responsible Growth                                       Stock
----------------------------- -------------------------- ----------------------
Dreyfus International Value   Dreyfus Small Cap Stock
                              Index
-------------------------------------------------------------------------------

                                 90 DAY HOLD
-------------------------------------------------------------------------------
40|86 Series Trust High       AllianceBernstein Growth   Janus Aspen Growth
Yield Portfolio               and Income                 and Income
----------------------------- -------------------------- ----------------------
Janus Aspen International     Janus Aspen Large Cap      Janus Aspen Mid-Cap
Growth                        Growth                     Growth
----------------------------- -------------------------- ----------------------
Janus Aspen Worldwide         Third Avenue Value
Growth
-------------------------------------------------------------------------------

This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

   We monitor transfers and impose these rules across multiple Contracts owned by the same owner. Thus, if you own two Contracts and make a purchase in an Investment Portfolio in Contract 1, you will have to wait at least seven (7) days to make a sale in the same Investment Portfolio in Contract 2. All transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging, rebalancing, systematic contributions and systematic withdrawals. These systematic transactions are not monitored if they are scheduled at least 7 days in advance. If you (or your agent's) Website transfer request is restricted or denied, we will send notice via U.S. Mail.

DOLLAR COST AVERAGING

   Jefferson National offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from one or more Investment Options to other Investment Option(s) on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. Currently, there is no charge for participating in this program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Variable Account Investment Options regardless of fluctuating price levels of the Variable Account Investment Option(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING

   Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers during the Accumulation Period among the subaccounts pursuant to your written instructions or via Our Website. Rebalancing via Our Website is subject to Our administrative rules and procedures. The transfers under this program are made to maintain a particular percentage allocation among the subaccounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. Transfers must be in whole percentages in one (1%) percent allocation increments. The maximum number of subaccounts you can use for rebalancing is 15. You can request that rebalancing occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Jefferson National reserves the right to terminate, modify or suspend the rebalancing program at any time.

ASSET ALLOCATION PROGRAM

   Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract (asset allocation program). Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

   Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should

--------------------------------------------------------------------------------
consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.

INTEREST SWEEP PROGRAM

   Sweep is a program which provides for the automatic transfer of the interest from the Fixed Account into a Variable Account Investment Option on a periodic and systematic basis. Currently, there is no charge for participating in this program.

WITHDRAWALS

   You can withdraw all or a portion of the Contract Value at any time before the commencement of Annuity Payments and, under certain circumstances, during the Annuity Period (subject to any restrictions of the Code). We will determine the value of the Contract as of the date we receive a written request for a withdrawal at our Administrative Office or a later date you specify in the request. The portion of the redemption payment attributable to the Variable Account will be the value of Accumulation Units then credited to the Individual Contract under the Contract less applicable withdrawal charges, any outstanding loans and applicable administrative fees. With respect to any Individual Contract value or portion thereof which has been applied to provide Annuity Payments, Jefferson National will continue to make Annuity Payments under the option you selected until its obligations to make such payments terminates.

   For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

   If you have amounts allocated to more than one Investment Option, a request for a partial withdrawal must specify the manner in which the amount redeemed is to be allocated between the Investment Options. If you do not specify how the withdrawal is to be allocated between Investment Options, Jefferson National will make the withdrawal from your Investment Options on a pro rata basis. Withdrawals may be subject to income taxes, penalty taxes and certain restrictions.

SUSPENSION OF PAYMENTS

   We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of the date Jefferson National receives the written request, in proper form, at its Administrative Office. Jefferson National reserves the right to defer the right of withdrawal or postpone payments for any period when:

   (1) the New York Stock Exchange (or applicable bond market) is closed (other than customary weekend and holiday closings);

   (2) trading on the New York Stock Exchange (or applicable bond market) is restricted;

   (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

   (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

   We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months. If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to an owner's contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, loans, or death benefits. Once blocked, monies would be held in that contract until instructions are received from the appropriate regulator.

RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS

   If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

   (1) termination of employment in all public institutions of higher education as defined by applicable law,

   (2) retirement, or

   (3) death.

Accordingly, you (as a Participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

RESTRICTIONS UNDER SECTION 403(b) PLANS

   If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under one of the following circumstances:

   (1) when you attain age 59 1/2,

   (2) when you separate from service,

   (3) when you die,

   (4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),

   (5) in the case of hardship, or

   (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

   Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

   o  salary reduction contributions made after December 31, 1988;

   o  income attributable to such contributions; and

   o  income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

CONVERSION TO INDIVIDUAL CONTRACT UPON TERMINATION IN PLAN

   Upon termination of participation in Plan, the Participant who is entitled to a benefit under the terms of the Plan may elect, if the Contract Owner so requests, to convert to an individual annuity contract. The individual annuity contract will be of the form then currently issued for this class of individual, at a duration equivalent to the lesser of the number

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of full years: (a) the Participant has been in the Plan; or (b) the Contract has been in force.

SYSTEMATIC WITHDRAWAL PLAN

   Jefferson National offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic withdrawals. You can participate in this program by sending a written request to our Administrative Office. Subject to Our administrative procedures, you can instruct Jefferson National to withdraw a level dollar amount from specified Investment Options on a periodic basis. If you do a reallocation and do not specify Investment Options, all systematic withdrawals will be withdrawn from the Fixed Account and Variable Account Investment Options on a pro-rata basis.

    Systematic withdrawals may be subject to income taxes, penalty taxes and certain restrictions.

LOANS

   Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

   The amount of any loan outstanding on the date of death will be deducted from the death benefit. Loans are also deducted from full withdrawals. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

CHARGES AND DEDUCTIONS

WITHDRAWAL CHARGE

   If you make a partial or full withdrawal during the Accumulation Period, Jefferson National will deduct a Withdrawal Charge from the amount withdrawn ("amount redeemed") if there are less than 15 completed annual purchase payment periods (annual purchase payment period means a contract year which is the one year period beginning on the issue date and each subsequent one year period) for the Individual Contract. For purposes of the Withdrawal Charge, your oldest Purchase Payment is treated as being withdrawn first. We do not impose withdrawal charges on withdrawals we make to pay advisory fees to Your Investment Advisor. During the Annuity Period, Withdrawal Charges may apply to the fourth and fifth options.

   We do not deduct withdrawal charges from Annuity Payments under an annuity option involving lifetime payments or from amounts paid due to the death of a Participant.

   The Withdrawal Charge will be a percentage of the amount redeemed, ranging from 5% to 0% depending upon the number of completed annual Purchase Payment periods for the Individual Contract. In no event, however, will the cumulative deductions exceed 9% of the cumulative Purchase Payments made. Until such percentage reaches zero, it is possible that the actual dollar amount of the Withdrawal Charge will increase, even though the percentage will decline, because of the increased Participant's Individual Contract.

COMPLETED ANNUAL
PURCHASE PAYMENT PERIODS
FOR THE INDIVIDUAL CONTRACT               CHARGE
Less than 5                               5.00%
5 but less than 10                        3.00%
10 but less than 15                       2.00%
15 or more                                None

EXAMPLES:

(1) If you make a complete withdrawal of your Individual Contract before five completed Purchase Payment periods:

VALUE OF CONTRACT OR
INDIVIDUAL CONTRACT      WITHDRAWAL        ADMINISTRATIVE       REDEMPTION
(AMOUNT REDEEMED)        CHARGE            FEE DEDUCTION*       PAYMENTS
$2,000                   5% ($100)         $15                  $1,885

* Applicable to full withdrawals only.

(2) If you make a partial withdrawal of your Individual Contract before five completed Purchase Payment periods, assuming you request a $1,000 redemption payment:

                           AMOUNT          WITHDRAWAL       REDEMPTION
AMOUNT REQUESTED          REDEEMED           CHARGE          PAYMENTS
$1,000.00                 $1,052.63        $52.63 (5%)       $1,000.00

   In order to make a redemption payment of $1,000, the amount redeemed must be greater than the amount requested by the amount of the withdrawal charge. We calculate the amount redeemed by dividing (a) the amount requested ($1,000) by
(b) 1.00 minus the deduction rate of 5% (or .95), which produces $1,052.63. The value of the Individual Contract will be reduced by this amount.

   If the cost of selling the Contracts is greater than the Withdrawal Charge we collect, the deficiency will be made up out of our general account assets which may include profits we derive from the mortality and expense risk fees.

ADMINISTRATIVE CHARGE (ANNUAL CONTRACT FEE)

   During the Accumulation Period, Jefferson National deducts an annual contract fee of $15 on each July 2 from the Individual Contract value. We reserve the right to reduce or waive the fee. If you fully surrender your Individual Contract prior to the commencement of Annuity Payments, the annual contract fee will be deducted from proceeds paid.

   Jefferson National deducts the administrative fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the subaccounts of the Variable Account on a pro rata basis.

MORTALITY AND EXPENSE RISK CHARGE

   Jefferson National makes daily deductions from the Variable Account at an effective annual rate equal to 1.00% of the value of the assets of the Variable Account for the mortality and expense risks it assumes. The amounts are deducted from the assets of the Variable Account in

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accordance with the Contracts.

   Variable Annuity Payments made under the Contracts vary with the investment performance of the subaccounts of the Variable Account, but are not affected by Jefferson National's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity Payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by Jefferson National, Jefferson National provides funds from its general funds to make Annuity Payments. Conversely, if longevity among Annuitants is lower than Jefferson National determined, Jefferson National realizes a gain. Jefferson National also provides the death benefits under the Contracts. These are the mortality risks.

   Jefferson National performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Jefferson National also assumes the expense risk that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Jefferson National will pay the amount of any shortfall from its general funds. Any amounts paid by Jefferson National may consist of, among other things, proceeds derived from mortality and expense risk charges.

PREMIUM TAXES

   We may deduct any premium tax due from Purchase Payments or from Individual Contract values at the annuity commencement date or at any such other time as Jefferson National determines in its sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

INVESTMENT PORTFOLIO EXPENSES

   There are deductions from and expenses paid out of the assets of the Investment Portfolios, which are described in the Investment Portfolio prospectuses.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES

   In some cases, Jefferson National may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average contribution and the use of group enrollment procedures. Then, Jefferson National may be able to reduce or eliminate the Contract charges for administrative expense and withdrawal charges.

OTHER CHARGES

   Currently, Jefferson National does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Jefferson National may charge each subaccount of the Variable Account for its portion of any income tax charged to the subaccount or its assets.

   Under present laws, Jefferson National may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Jefferson National may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its subaccounts could have an adverse effect on the investment performance of the subaccounts.

DEATH BENEFITS

   In the event of the death of a Participant before Annuity Payments commence, Jefferson National will pay the beneficiary the value of the Participant's Individual Contract, less any debt (the "Death Benefit Amount"). We will determine the Individual Contract Value as of the Valuation Period in which we receive due proof of death acceptable to us at our Administrative Office. There is no withdrawal charge applicable to amounts paid due to the death of a Participant. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, any remaining Death Benefit Amount invested in the Investment Portfolios will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

   Generally, the distribution of the Owner's interest in the Contract must be made within five years after the Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's death, distribution may generally be made as an annuity which begins within one year of the Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the deceased Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Owner, dies. In the case of a qualified contract, the date on which distributions are required to begin must be no later than April 1 of the first calendar year following the later of: (a) the calendar year in which the Annuitant attains age 70 1/2, or (b) the calendar year in which the Annuitant retires. Additional requirements may apply to certain qualified contracts.

   In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract and in accordance with the terms of the Plan.

THE ANNUITY PERIOD

OPTIONAL ANNUITY PERIOD ELECTIONS

   The retirement date and the annuity options are normally established by the terms of the Plan. If you do not elect otherwise (a) the manner of payment will be a lifetime annuity with 120 monthly payments certain, and (b) the value of the Participant's Individual Contract will be applied as follows:

   o any value accumulated in the Fixed Account will be applied to provide a fixed annuity; and

   o the value in the subaccount(s) of the Variable Account will be applied, separately, to provide variable Annuity Payments.

   By giving written notice to Jefferson National at least 30 days prior to the commencement of Annuity Payments, the Contract Owner may, as to each Participant, elect to change:

   o  the annuity option to any of the annuity options described below, and

   o  the manner in which the value of a Participant's Individual


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      Contract is to be applied to provide Annuity Payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed Annuity Payments or vice versa).

Once Annuity Payments begin, no changes may be elected by the Contract Owner.

   Prior to the selected Annuity Date, an Individual Contract may be terminated by the Contract Owner and the value thereof received in a lump sum. Once Annuity Payments have begun, neither the Annuitant nor the Contract Owner can terminate the annuity benefit and receive a lump-sum settlement in lieu thereof, except as permitted under the Fourth and Fifth Options below.

   The assumed investment rate (AIR) is 3 1/2%. The Contract Owner may elect to have all variable benefits payable for a Participant based on a 5% AIR instead. The election must be made in writing at least 30 days prior to the Participant's retirement date. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when investment performance decreases. If the performance of the Variable Account Investment Options exceeds the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will increase. Similarly, if the actual rate is less than the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will decrease.

   You cannot make an election that would result in a first monthly Annuity Payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed Annuity Payments is elected. If, at any time, payments are or become less than $25 per monthly payment, Jefferson National has the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $25 each, except that it will not make payments less frequently than annually.

   See "Taxes" for information on the federal tax treatment of Annuity Payments or other settlements.

ANNUITY OPTIONS

   You may select one of the following annuity options on either a fixed or variable basis. If you elect payments on a variable basis, payments will vary in accordance with the investment results of the subaccounts of the Variable Account.

   FIRST OPTION-INCOME FOR LIFE. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this option offers the maximum level of monthly payments since it would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment and there is no provision for a death benefit payable to a beneficiary.

   SECOND OPTION-INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

   THIRD OPTION-JOINT AND SURVIVOR INCOME FOR LIFE. Under this option, we will make monthly payments during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100%, 75%, 66% or 50% of the amount which would have been payable to the Annuitant (you can select the rate at the time this option is elected). This option is designed primarily for couples who require the maximum possible payments during their joint lives and are not concerned with providing for beneficiaries at the death of the last to survive. Under current law, this option is automatically provided for a Participant in a pension plan who is married and for married Participants in most other qualified plans; however, a married Participant may waive the joint and last survivor annuity during the appropriate election period if the Participant's spouse consents in writing (acknowledging the effect of such consent) to such waiver.

   FOURTH OPTION-INCOME FOR A SPECIFIED PERIOD. Under this option, we make payments for the number of years selected, which may be from one through 30, except that, if the number of completed annual Purchase Payment periods for the Individual Contract is five or less, the number of years selected for this option may not be less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the minimum Annuity Payment period which can be elected for this Option is two years (i.e., five minus three). If the Annuitant dies before we have made the specified number of monthly payments, the present value of the remaining payments (as set forth in your Contract) will be paid to the designated beneficiary in one sum. If the Annuitant dies within 5 years after the start of Annuity Payments, Jefferson National will treat this payment as a surrender, which may involve a withdrawal charge. If the present value of the remaining payment is at least $5,000 it may be applied under the first three options.

   FIFTH OPTION-INCOME OF SPECIFIED AMOUNT. Under this option, we will make payments on a monthly, quarterly, semi-annual, or annual basis of a designated dollar amount until the Individual Contract value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. The designated amount of each installment may not be less than $6.25 per month per $1,000 of Individual Contract value applied. If the number of completed annual Purchase Payment periods for the Individual Contract is five or less, the designated amount of each installment may not be greater than an amount which would total the value applied in less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the payments cannot be greater than an amount

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which would total the value applied in two years (i.e., five minus three). If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in one sum. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the Annuitant's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the Annuitant.

   To the extent that the Fourth or Fifth Option is chosen on a variable basis, at any time during the payment period you may elect that the remaining value be applied to provide a lifetime annuity under one of the first three Options described above, provided that the balance is at least $5,000 and the distribution will be made at least as rapidly as during the life of the Annuitant. If this election is made within 5 years after the start of Annuity Payments, and the remaining balance is elected to be paid in one sum, then such election will be treated as a surrender. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, deductions for these risks will continue to be made from the Individual Contract values.

   The SAI contains a further discussion of annuity provisions, including how annuity unit values are calculated.

TRANSFERS DURING THE ANNUITY PERIOD

   You can make transfers during the Annuity Period by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units. Jefferson National reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, you may not make transfers from a fixed annuity option.

   Jefferson National reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Investment Portfolios. Jefferson National also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT AMOUNT DURING THE ANNUITY PERIOD

   If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Jefferson National will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no beneficiary is living, Jefferson National will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

TAXES

NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

ANNUITY CONTRACTS IN GENERAL

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified Contract. The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

   Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each subaccount of the Variable Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each subaccount, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

   OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of Our Contracts, such as the flexibility of an owner to allocate Premium Payments and transfer amounts among the subaccounts of the Variable Account have not been explicitly addressed in published rulings. While we believe that the Contracts do not give owners investment control over Variable Account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of

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the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of a Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom Ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

   The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the Owner or the joint lives of the Owner and the Owner's designated beneficiary determined by using the life expectancy factor under the table in Treasury Regulation 1.401(a)(9)-9 Q&A-2; or

(b) if the Owner's only designated beneficiary is the Owner's spouse and the spouse is more than 10 years younger than the Owner, then the distribution period is determined by using the joint life expectancy factor under the table in Treasury Regulation 1.401(a)(9)-9 Q&A-3. For Tax Sheltered Annuities, required distributions do not have to be withdrawn from the Contract if they are being withdrawn from another Tax Sheltered Annuity you own.

   For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this Contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA you own. If the Owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

   If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

   If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year. For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

      Other rules may apply to qualified Contracts.

--------------------------------------------------------------------------------
TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (E.G., a corporation or certain trusts) owns a non-qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract Value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   o  made on or after the taxpayer reaches age 59 1/2;

   o  made on or after the death of an Owner;

   o  attributable to the taxpayer's becoming disabled; or

   o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the Annuity Option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under an Annuity Option, they are taxed in the same way as Annuity Payments.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

   INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a Contract.

   ROTH IRAS, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion

--------------------------------------------------------------------------------
from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the Participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

   TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These Purchase Payments may be subject to FICA (Social Security) tax.

   Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

   CODE SECTION 457, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a Participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

   OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

   Distributions from contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Eligible rollover distributions" from section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

GENERAL MATTERS

DISTRIBUTION OF CONTRACTS

   Inviva Securities Corporation (ISC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. ISC is registered as a broker-dealer under the Securities Exchange Act of 1934. ISC is a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

   Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

   In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

LEGAL PROCEEDINGS

   Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Inviva Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

    On August 9, 2004, Jefferson National and Inviva, Inc., of which Jefferson National is an indirect wholly-owned

--------------------------------------------------------------------------------
subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

   On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2005, and for the year then ended, and the financial statements of Jefferson National Life Annuity Account C for the year ended December 31, 2005 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

   The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2004, and for the year then ended, and the financial statements of Jefferson National Life Annuity Account C for the year ended December 31, 2004 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------

APPENDIX A--CONDENSED FINANCIAL INFORMATION

The table below provides per unit information about the financial history of the subaccounts for the periods ended December 31:

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:

BALANCED PORTFOLIO (b)
Beginning AUV              $3.260     $2.971     $2.434     $2.823     $3.053     $2.874     $2.219     $2.030     $1.740     $1.370
Ending AUV                 $3.410     $3.260     $2.971     $2.434     $2.823     $3.053     $2.874     $2.219     $2.030     $1.740

Percentage change
  in AUV                    4.60%      9.73%     22.06%    -13.78%     -7.53%      6.22%     29.55%      9.27%     16.68%     27.01%

Ending number of AUs    3,265,747  3,625,474  4,013,589  4,287,817  5,429,731  5,974,170  6,250,754  7,300,114  6,907,154  5,801,102

EQUITY PORTFOLIO - QUALIFIED (c)

Beginning AUV             $46.282    $38.430    $28.196    $32.776    $36.778    $36.036    $24.295    $21.148    $17.933    $12.448
Ending AUV                $51.236    $46.282    $38.430    $28.196    $32.776    $36.778    $36.036    $24.295    $21.148    $17.933

Percentage change
  in AUV                   10.70%     20.43%     36.30%    -13.97%    -10.88%      2.06%     48.33%     14.88%     17.93%     44.06%

Ending number of AUs    2,244,896  2,468,736  2,718,137  3,332,246  4,643,061  5,664,084  6,177,795  7,294,849  8,714,598  8,464,009

EQUITY - NON-QUALIFIED (c)

Beginning AUV             $36.636    $30.422    $22.320    $25.945    $29.113    $28.526    $19.232    $16.740    $14.195     $9.854
Ending AUV                $40.558    $36.636    $30.422    $22.320    $25.945    $29.113    $28.526    $19.232    $16.740    $14.195

Percentage change
  in AUV                   10.71%     20.43%     36.30%    -13.97%    -10.88%      2.06%     48.33%     14.88%     17.93%     44.06%

Ending number of AUs       62,856     70,280     73,766     83,792    110,643    126,693    154,728    223,506    274,648    283,828

FIXED INCOME PORTFOLIO - QUALIFIED (d)

Beginning AUV              $7.851     $7.538     $6.946     $6.685     $6.188     $5.674     $5.738     $5.445     $4.990     $4.790
AUV  at end of period      $7.964     $7.851     $7.538     $6.946     $6.685     $6.188     $5.674     $5.738     $5.445     $4.990

Percentage change
  in AUV                    1.44%      4.15%      8.52%      3.90%      8.03%      9.06%     -1.12%      5.39%      9.11%      4.19%

Ending number of AUs      816,492    914,126  1,096,246  1,277,270  1,777,051  1,750,249  2,139,411  2,455,411  2,784,065  2,973,412

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO - NON-QUALIFIED (d)
AUV  at beginning
  of period                $7.543     $7.243     $6.674     $6.423     $5.945     $5.452     $5.514     $5.232     $4.795     $4.602

Ending AUV                 $7.652     $7.543     $7.243     $6.674     $6.423     $5.945     $5.452     $5.514     $5.232     $4.795

Percentage change
  in AUV                    1.45%      4.14%      8.53%      3.91%      8.03%      9.06%     -1.12%      5.39%      9.11%      4.19%

Ending number of AUs       35,412     36,099     37,649     40,573     66,984     55,818     69,191     93,115    125,557    136,642

GOVERNMENT SECURITIES PORTFOLIO (b)
Beginning AUV              $1.653     $1.629     $1.623     $1.500     $1.427     $1.290     $1.336     $1.261     $1.176     $1.156
Ending AUV                 $1.665     $1.653     $1.629     $1.623     $1.500     $1.427     $1.290     $1.336     $1.261     $1.176

Percentage change
  in AUV                    0.73%      1.47%      0.37%      8.20%      5.12%     10.58%     -3.44%      6.01%      7.19%      1.72%

Ending number of AUs      291,458    322,707    414,231    599,973    447,132    414,137    989,803    702,665    485,631    365,164

HIGH YIELD PORTFOLIO (g)
Beginning AUV              $1.511     $1.379     $1.093     $1.047     $1.025     $1.000        N/A        N/A        N/A        N/A
Ending AUV                 $1.513     $1.511     $1.379     $1.093     $1.047     $1.025        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    0.13%      9.57%     26.17%      4.39%      2.15%      2.50%        N/A        N/A        N/A        N/A

Ending number of AUs      140,003    115,199     91,637     68,503     26,639     11,801        N/A        N/A        N/A        N/A

MONEY MARKET PORTFOLIO (d)
Beginning AUV              $3.165     $3.167     $3.178     $3.170     $3.080     $2.930     $2.821     $2.708     $2.598     $2.496
Ending AUV                 $3.224     $3.165     $3.167     $3.178     $3.170     $3.080     $2.930     $2.821     $2.708     $2.598

Percentage change
  in AUV                    1.86%     -0.06%     -0.35%      0.25%      2.92%      5.12%      3.85%      4.18%      4.22%      4.10%

Ending number of AUs      567,983    735,279    838,406  1,203,004  1,765,091  2,302,771  3,362,182  1,922,118  1,624,326  1,849,618
------------------------------------------------------------------------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS:

BASIC VALUE FUND (m)
Beginning AUV              $1.421     $1.295     $1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.483     $1.421     $1.295        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    4.36%      9.73%     29.50%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs       50,990     56,762     19,744        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND  (j)
Beginning AUV              $1.130     $1.050     $0.819     $0.971     $1.008        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.185     $1.130     $1.050     $0.819     $0.971        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    4.87%      7.62%     28.21%    -15.65%     -3.67%        N/A        N/A        N/A        N/A        N/A

Ending number of AUs        1,611      1,794      5,872      5,291        544        N/A        N/A        N/A        N/A        N/A

GLOBAL HEALTH CARE FUND  (j)
Beginning AUV              $1.033     $0.970     $0.767     $1.025     $1.005        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.106     $1.033     $0.970     $0.767     $1.025        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    7.07%      6.49%     26.47%    -25.17%      1.99%        N/A        N/A        N/A        N/A        N/A

Ending number of AUs      118,222    161,637     82,572     30,657      4,861        N/A        N/A        N/A        N/A        N/A

HIGH YIELD FUND (O)
Beginning AUV             $10.797     $9.966        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.980    $10.797        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    1.69%      8.34%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending number of AUs        4,194      2,990        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

MID CAP CORE EQUITY FUND (m)
Beginning AUV              $1.398     $1.244     $0.996        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.485     $1.398     $1.244        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    6.22%     12.38%     24.90%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs       11,394      8,909      2,324        N/A        N/A        N/A        N/A        N/A        N/A        N/A

REAL ESTATE FUND  (j)
Beginning AUV              $1.984     $1.467     $1.068     $1.014     $1.003        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $2.244     $1.984     $1.467     $1.068     $1.014        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   13.10%     35.24%     37.36%      5.33%      1.10%        N/A        N/A        N/A        N/A        N/A

Ending number of AUs      428,835    316,479    137,497     83,537          0        N/A        N/A        N/A        N/A        N/A


TECHNOLOGY FUND  (j)
Beginning AUV              $0.569     $0.549     $0.382     $0.726     $1.025        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $0.576     $0.569     $0.549     $0.382     $0.726        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    1.23%      3.64%     43.72%    -47.38%    -29.17%        N/A        N/A        N/A        N/A        N/A

Ending number of AUs       19,691    106,480     33,386        544          0        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:

GROWTH PORTFOLIO (e)
Beginning AUV              $1.597     $1.528     $1.142     $1.722     $1.972     $2.338     $1.765     $1.204     $1.000        N/A
Ending AUV                 $1.771     $1.597     $1.528     $1.142     $1.722     $1.972     $2.338     $1.765     $1.204        N/A

Percentage change
  in AUV                   10.90%      4.52%     33.80%    -33.68%    -12.68%    -15.64%     32.41%     46.60%     20.42%        N/A

Ending number of AUs      824,867    954,458  1,063,276  1,197,574  1,752,801  1,625,583  1,184,056    335,852    120,648        N/A

LEVERAGED ALLCAP PORTFOLIO (a)
Beginning AUV              $2.958     $2.762     $2.071     $3.165     $3.802     $5.109     $2.898     $1.855     $1.565     $1.411
Ending AUV                 $3.352     $2.958     $2.762     $2.071     $3.165     $3.802     $5.109     $2.898     $1.855     $1.565

Percentage change
  in AUV                   13.32%      7.10%     33.37%    -34.57%    -16.75%    -25.58%     76.29%     56.26%     18.49%     10.92%

Ending number of AUs      621,561    826,062  1,038,001  1,321,634  1,652,034  1,598,002  1,092,626    479,432    388,810    332,180

MIDCAP GROWTH PORTFOLIO (e)
Beginning AUV              $2.307     $2.062     $1.409     $2.020     $2.183     $2.019     $1.547     $1.199     $1.000        N/A
Ending AUV                 $2.509     $2.307     $2.062     $1.409     $2.020     $2.183     $2.019     $1.547     $1.199        N/A

Percentage change
  in AUV                    8.76%     11.88%     46.34%    -30.25%     -7.47%      8.11%     30.54%     29.00%     19.91%        N/A

Ending number of AUs      468,148    538,400    576,759    446,395    410,608    303,861    107,741     85,729     10,680        N/A

SMALL CAPITALIZATION (a)
Beginning AUV              $1.349     $1.168     $0.829     $1.135     $1.627     $2.257     $1.590     $1.390     $1.260     $1.222
Ending AUV                 $1.561     $1.349     $1.168     $0.829     $1.135     $1.627     $2.257     $1.590     $1.390     $1.260

Percentage change
  in AUV                   15.72%     15.50%     40.89%    -26.96%    -30.24%    -27.91%     41.99%     14.38%     10.28%      3.14%

Ending number of AUs    1,250,603  1,088,098  1,090,232  1,081,268  1,407,153  1,518,472  1,477,791  1,509,932  1,616,358  1,294,236

------------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.: (i)

ALLIANCE BERNSTEIN GROWTH AND INCOME PORTFOLIO
Beginning AUV              $1.148     $1.040     $0.793     $1.027     $1.005        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.192     $1.148     $1.040     $0.793     $1.027        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    3.83%     10.38%     31.15%    -22.78%      2.19%        N/A        N/A        N/A        N/A        N/A

Ending number of AUs        5,568     18,475      6,010        979      7,334        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:

VP BALANCED FUND (q)
Beginning AUV             $10.042        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.627        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    5.83%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending number of AUs          120        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

VP INCOME & GROWTH FUND (f)
Beginning AUV              $1.164     $1.041     $0.812     $1.018     $1.122     $1.268     $1.085     $1.000        N/A        N/A
Ending AUV                 $1.206     $1.164     $1.041     $0.812     $1.018     $1.122     $1.268     $1.085        N/A        N/A

Percentage change
  in AUV                    3.61%     11.82%     28.20%    -20.24%     -9.27%    -11.48%     16.85%      8.48%        N/A        N/A

Ending number of AUs       93,520    121,254    217,674    134,358    227,081    285,708    180,072     91,593        N/A        N/A

VP INFLATION PROTECTION FUND (o)
Beginning AUV             $10.582    $10.044        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.640    $10.582        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    0.55%      5.36%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending number of AUs           72          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

VP INTERNATIONAL FUND (e)
Beginning AUV              $1.336     $1.174     $0.953     $1.208     $1.723     $2.093     $1.289     $1.096     $1.000        N/A
Ending AUV                 $1.498     $1.336     $1.174     $0.953     $1.208     $1.723     $2.093     $1.289     $1.096        N/A

Percentage change
  in AUV                   12.13%     13.80%     23.19%    -21.11%    -29.89%    -17.67%      62.41%    17.58%      9.59%        N/A

Ending number of AUs      430,511    264,337    340,277    217,435    178,676    149,696    148,279    105,233         95        N/A

VP VALUE FUND (e)
Beginning AUV              $2.045     $1.807     $1.415     $1.636     $1.465     $1.252     $1.276     $1.229     $1.000        N/A
Ending AUV                 $2.127     $2.045     $1.807     $1.415     $1.636     $1.465     $1.252     $1.276     $1.229        N/A

Percentage change
  in AUV                    4.01%     13.17%     27.70%    -13.51%     11.67%     17.00%    -1.84%       3.77%     22.93%        N/A

Ending number of AUs      538,015    598,220    559,711    667,068    621,519    300,917    300,067    111,175     19,126        N/A

------------------------------------------------------------------------------------------------------------------------------------

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS INVESTMENT PORTFOLIOS:

DREYFUS SMALL CAP STOCK INDEX PORTFOLIO (q)
Beginning AUV             $10.131        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.523        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   13.74%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending number of AUs          578        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (a)
Beginning AUV              $1.846     $1.756     $1.408     $2.001     $2.610     $2.964     $2.301     $1.796     $1.413     $1.178
Ending AUV                 $1.894     $1.846     $1.756     $1.408     $2.001     $2.610     $2.964     $2.301     $1.796     $1.413

Percentage change
  in AUV                    2.60%      5.13%     24.72%    -29.64%    -23.33%    -11.93%     28.79%     28.09%     27.11%     20.01%

Ending number of AUs    1,422,654  1,705,117  1,701,704  1,648,448  1,925,972  1,946,033  1,607,964    802,406    359,437    114,173
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND: (a)
Beginning AUV              $2.346     $2.142     $1.686     $2.193     $2.522     $2.808     $2.352     $1.853     $1.402     $1.160
Ending AUV                 $2.432     $2.346     $2.142     $1.686     $2.193     $2.522     $2.808     $2.352     $1.853     $1.402

Percentage change
  in AUV                    3.67%      9.52%     27.05%    -23.12%    -13.05%    -10.20%     19.40%     26.94%     32.20%     20.79%

Ending number of AUs    4,901,114  5,281,900  5,750,564  6,282,169  8,337,240  8,840,618  8,745,043  5,996,870  3,025,807  1,395,520
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND:

DISCIPLINED STOCK PORTFOLIO (f)
Beginning AUV              $0.974     $0.912     $0.746     $0.973     $1.133     $1.260     $1.075     $1.000        N/A        N/A
Ending AUV                 $1.025     $0.974     $0.912     $0.746     $0.973     $1.133     $1.260     $1.075        N/A        N/A

Percentage change
  in AUV                    5.24%      6.80%     22.25%    -23.33%    -14.12%    -10.11%     17.27%      7.48%        N/A        N/A

Ending number of AUs      140,576    144,993    158,295    166,443    317,573    331,573     57,395     18,002        N/A        N/A

INTERNATIONAL VALUE PORTFOLIO (f)
Beginning AUV              $1.365     $1.148     $0.851     $0.979     $1.139     $1.195     $0.944     $1.000        N/A        N/A
Ending AUV                 $1.512     $1.365     $1.148     $0.851     $0.979     $1.139     $1.195     $0.944        N/A        N/A

Percentage change
  in AUV                   10.77%     18.90%     34.90%    -13.07%    -14.05%     -4.68%     26.55%    -5.58%         N/A        N/A

Ending number of AUs      248,094    212,668    164,785     87,174     52,695     34,328      5,892          0        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:

CAPITAL INCOME FUND II (a)
Beginning AUV              $1.334     $1.226     $1.026     $1.363     $1.595     $1.770     $1.758     $1.558     $1.243     $1.125
Ending AUV                 $1.404     $1.334     $1.226     $1.026     $1.363     $1.595     $1.770     $1.758     $1.558     $1.243

Percentage change
  in AUV                    5.25%      8.81%     19.49%    -24.72%    -14.55%     -9.88%      0.68%     12.82%     25.38%     10.45%

Ending number of AUs      252,835    258,865    260,608    275,084    317,990    316,840    417,936    428,133    196,753    111,929

HIGH INCOME BOND FUND II (a)
Beginning AUV              $1.687     $1.542     $1.275     $1.270     $1.265     $1.405     $1.387     $1.364     $1.210     $1.070
Ending AUV                 $1.714     $1.687     $1.542     $1.275     $1.270     $1.265     $1.405     $1.387     $1.364     $1.210

Percentage change
  in AUV                    1.60%      9.40%     20.94%      0.39%      0.40%     -9.96%      1.29%      1.68%     12.70%     13.17%

Ending number of AUs      169,372    206,847    256,317    280,937    454,854    410,607    521,675    402,613    103,898     44,124

INTERNATIONAL EQUITY FUND II  (a)
Beginning AUV              $1.650     $1.461     $1.119     $1.464     $2.095     $2.734     $1.494     $1.201     $1.102     $1.028
Ending AUV                 $1.782     $1.650     $1.461     $1.119     $1.464     $2.095     $2.734     $1.494     $1.201     $1.102

Percentage change
  in AUV                    8.00%     12.94%     30.56%    -23.57%    -30.12%    -23.38%     83.05%     24.33%      8.99%      7.23%

Ending number of AUs      105,082     92,191    224,295    144,534    232,182    227,718    158,076    153,805    117,785     70,090

------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES:

GROWTH AND INCOME PORTFOLIO (n)
Beginning AUV              $1.364     $1.230     $1.023        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.517     $1.364     $1.230        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   11.22%     10.89%     20.23%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs      385,513    445,636    453,889        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO (n)
Beginning AUV              $1.706     $1.448     $1.014        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $2.234     $1.706     $1.448        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   30.95%     17.82%     42.80%       N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs      272,046    114,975     27,998        N/A        N/A        N/A        N/A        N/A        N/A        N/A

LARGE CAP GROWTH PORTFOLIO (a)
Beginning AUV              $1.976     $1.909     $1.464     $2.013     $2.701     $3.193     $2.240     $1.668     $1.372     $1.170
Ending AUV                 $2.040     $1.976     $1.909     $1.464     $2.013     $2.701     $3.193     $2.240     $1.668     $1.372

Percentage change
  in AUV                    3.24%      3.51%     30.40%    -27.27%    -25.47%    -15.40%     42.55%     34.31%     21.53%     17.27%

Ending number of AUs    2,552,769  2,989,380  3,283,713  3,348,500  4,139,585  4,537,896  3,595,530  1,722,621  1,026,609    570,927

MID CAP GROWTH PORTFOLIO (a)
Beginning AUV              $2.072     $1.733     $1.296     $1.816     $3.030     $4.489     $2.011     $1.513     $1.357     $1.269
Ending AUV                 $2.304     $2.072     $1.733     $1.296     $1.816     $3.030     $4.489     $2.011     $1.513     $1.357

Percentage change
  in AUV                   11.20%     19.56%     33.72%    -28.63%    -40.07%    -32.49%    123.17%     32.92%     11.54%      6.87%

Ending number of AUs    2,576,245  3,091,726  3,246,648  3,593,852  4,023,856  3,896,189  2,363,771  1,484,765  1,145,154    881,491

WORLDWIDE GROWTH PORTFOLIO (a)
Beginning AUV              $2.347     $2.262     $1.843     $2.499     $3.254     $3.898     $2.394     $1.876     $1.551     $1.214
Ending AUV                 $2.460     $2.347     $2.262     $1.843     $2.499     $3.254     $3.898     $2.394     $1.876     $1.551

Percentage change
  in AUV                    4.81%      3.76%     22.73%    -26.25%    -23.20%    -16.52%     62.82%     27.64%     20.94%     27.74%

Ending number of AUs    3,973,961  4,822,438  5,528,028  6,526,170  8,496,431  9,424,505  8,203,823  6,332,820  4,929,502  1,845,276
------------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES INC.:

EMERGING MARKETS PORTFOLIO (o)
Beginning AUV             $12.687     $9.817        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $17.684    $12.687        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   39.39%     29.24%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending number of AUs       23,983      2,978        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO (f)
Beginning AUV              $1.157     $1.045     $0.851     $1.027     $1.121     $1.133     $1.058     $1.000        N/A        N/A
Ending AUV                 $1.184     $1.157     $1.045     $0.851     $1.027     $1.121     $1.133     $1.058        N/A        N/A

Percentage change
  in AUV                    2.33%     10.72%     22.80%    -17.14%     -8.39%     -1.07%      7.09%      5.81%        N/A        N/A

Ending number of AUs       54,672     78,056     39,514     37,445     46,069     17,246      1,022          0        N/A        N/A

INTERNATIONAL EQUITY PORTFOLIO (o)
Beginning AUV             $11.323     $9.932        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $12.404    $11.323        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    9.55%     14.01%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending number of AUs        6,076        342        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

SMALL CAP PORTFOLIO (f)
Beginning AUV              $1.582     $1.391     $1.024     $1.256     $1.070     $0.893     $0.858     $1.000        N/A        N/A
Ending AUV                 $1.629     $1.582     $1.391     $1.024     $1.256     $1.070     $0.893     $0.858        N/A        N/A

Percentage change
  in AUV                    2.97%     13.73%     35.84%    -18.47%     17.38%     19.87%      4.08%    -14.23%        N/A        N/A

Ending number of AUs      211,292    340,572    289,465    302,501    124,850     10,017         44      4,307        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.:

AGGRESSIVE GROWTH PORTFOLIO (q)
Beginning AUV             $10.030        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.787        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   17.52%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending number of AUs          236        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

ALL CAP PORTFOLIO (o)
Beginning AUV             $10.727    $10.069        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.050    $10.727        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    3.01%      6.53%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending number of AUs        1,308      1,117        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO (q)
Beginning AUV             $10.010        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.580        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    5.69%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending number of AUs            0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

LARGE CAP GROWTH PORTFOLIO (o)
Beginning AUV              $9.950     $9.914        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.366     $9.950        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    4.18%      0.36%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending number of AUs        1,261      1,069        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

GOVERNMENT PORTFOLIO (q)
Beginning AUV              $9.999        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.040        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    0.41%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending number of AUs           69        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

STRATEGIC BOND PORTFOLIO (o)
Beginning AUV             $10.642     $9.999        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.796    $10.642        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    1.45%      6.43%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending number of AUs        1,383          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

TOTAL RETURN PORTFOLIO (o)
Beginning AUV             $10.623    $10.017        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.866    $10.623        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    2.29%      6.05%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending number of AUs        1,575      1,575        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:

AMERICA' VALUE PORTFOLIO (m)
Beginning AUV              $1.412     $1.225     $1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.451     $1.412     $1.225        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    2.76%     15.27%     22.50%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs      116,935     59,337     19,215        N/A        N/A        N/A        N/A        N/A        N/A        N/A

GROWTH & INCOME PORTFOLIO (f)
Beginning AUV              $1.447     $1.297     $1.000     $1.232     $1.335     $1.164     $1.007     $1.000        N/A        N/A
Ending AUV                 $1.479     $1.447     $1.297     $1.000     $1.232     $1.335     $1.164     $1.007        N/A        N/A

Percentage change
  in AUV                    2.21%     11.57%     29.70%    -18.83%     -7.72%     14.67%     15.58%      0.73%        N/A        N/A

Ending number of AUs      779,888    902,784    796,709    675,787    314,294     38,899     13,117     13,870        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

FASCIANO PORTFOLIO (m)
Beginning AUV              $1.393     $1.257     $1.004        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.419     $1.393     $1.257        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    1.87%     10.82%     25.20%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs        5,081     11,023      2,203        N/A        N/A        N/A        N/A        N/A        N/A        N/A

HIGH INCOME BOND PORTFOLIO (q)
Beginning AUV              $9.999        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.350        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    3.51%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs            0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

LIMITED MATURITY BOND PORTFOLIO (e)
Beginning AUV              $1.305     $1.308     $1.290     $1.237     $1.148     $1.086     $1.081     $1.046     $1.000        N/A
Ending AUV                 $1.310     $1.305     $1.308     $1.290     $1.237     $1.148     $1.086     $1.081     $1.046        N/A

Percentage change
  in AUV                    0.38%     -0.23%      1.40%      4.28%      7.75%      5.70%      0.47%      3.35%      4.59%        N/A

Ending number of AUs       89,199    105,131    116,039     96,604     63,120    449,909     79,074    225,717          0        N/A

MIDCAP GROWTH PORTFOLIO  (j)
Beginning AUV              $0.882     $0.766     $0.604     $0.863     $1.008        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $0.993     $0.882     $0.766     $0.604     $0.863        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   12.59%     15.14%     26.82%    -30.01%    -14.38%        N/A        N/A        N/A        N/A        N/A

Ending number of AUs       41,318     20,003        761        806          0        N/A        N/A        N/A        N/A        N/A

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
PARTNERS PORTFOLIO (e)
Beginning AUV              $1.547     $1.313     $0.982     $1.307     $1.359     $1.363     $1.283     $1.243     $1.000        N/A
Ending AUV                 $1.808     $1.547     $1.313     $0.982     $1.307     $1.359     $1.363     $1.283     $1.243        N/A

Percentage change
  in AUV                   16.87%     17.82%     33.71%    -24.87%     -3.83%     -0.33%      6.30%      3.17%     24.32%        N/A

Ending number of AUs      302,114    222,410    212,337    228,992    427,900    413,116    422,449    336,371     60,137        N/A

REGENCY PORTFOLIO (m)
Beginning AUV              $1.583     $1.307     $1.001        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.755     $1.583     $1.307        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    10.87%     21.12%     30.57%       N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs       87,272     58,081      9,831        N/A        N/A        N/A        N/A        N/A        N/A        N/A

SOCIALLY RESPONSIVE PORTFOLIO (o)
Beginning AUV             $11.325    $10.015        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.982    $11.325        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    5.80%     13.08%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs          897        128        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST:

MONEY MARKET PORTFOLIO (o)
Beginning AUV             $10.003     $9.999        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.178    $10.003        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    1.75%      0.04%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs       11,565      1,823        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

REAL RETURN PORTFOLIO (m)
Beginning AUV              $1.137     $1.054     $1.004        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.149     $1.137     $1.054        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    1.06%      7.87%      4.98%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs      142,050    134,483      2,745        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM PORTFOLIO (o)
Beginning AUV             $10.038    $10.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.188    $10.038        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    1.49%      0.38%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs        8,639      2,585        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

TOTAL RETURN PORTFOLIO (m)
Beginning AUV              $1.053     $1.014     $1.001        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.068     $1.053     $1.014        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    1.42%      3.85%      1.30%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs      117,575     76,696      5,344        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST

CORE BOND PORTFOLIO (s)
Beginning AUV             $10.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $9.996        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   -0.04%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending number of AUs            0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

EQUITY INCOME PORTFOLIO (k)
Beginning AUV              $1.063     $0.925     $0.764     $0.919     $0.986        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.110     $1.063     $0.925     $0.764     $0.919        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    4.42%     14.92%     21.07%   -16.87%     -6.80%         N/A        N/A        N/A        N/A        N/A

Ending number of AUs      126,460    125,467    266,825    180,822    307,554        N/A        N/A        N/A        N/A        N/A

EUROPE PORTFOLIO (k)
Beginning AUV              $0.930     $0.795     $0.604     $0.754     $0.994        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $0.993     $0.930     $0.795     $0.604     $0.754        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    6.77%     16.98%     31.62%    -19.89%    -24.14%        N/A        N/A        N/A        N/A        N/A

Ending number of AUs          372          0          0          0          0        N/A        N/A        N/A        N/A        N/A

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
FUND PORTFOLIO (k)
Beginning AUV              $0.944     $0.860     $0.704     $0.880     $0.984        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $0.990     $0.944     $0.860     $0.704     $0.880        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    4.87%      9.77%     22.16%    -20.00%    -10.57%        N/A        N/A        N/A        N/A        N/A

Ending number of AUs       83,102     87,167    108,242     97,229     88,332        N/A        N/A        N/A        N/A        N/A

HIGH YIELD PORTFOLIO (q)
Beginning AUV             $10.003        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.473        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    4.70%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending number of AUs        2,891        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

MID CAP VALUE PORTFOLIO (q)
Beginning AUV             $10.058        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.934        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    8.71%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending number of AUs            0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                     1.20%       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending number of AUs            0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------

POTOMAC INSURANCE TRUST

DYNAMIC VP HY BOND FUND (q)
Beginning AUV             $10.056        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.459        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    4.01%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs            0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND:

MICRO-CAP PORTFOLIO (m)
Beginning AUV              $1.668     $1.480     $1.005        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.843     $1.668     $1.480        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   10.49%     12.70%     47.26%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs      163,609    246,602    112,213        N/A        N/A        N/A        N/A        N/A        N/A        N/A

SMALL-CAP PORTFOLIO (m)
Beginning AUV              $1.728     $1.397     $0.998        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.857     $1.728     $1.397        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    7.47%     23.69%     39.98%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs      344,285    324,574     98,796        N/A        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:

CLS ADVISORONE AMERIGO FUND (q)
Beginning AUV             $10.041        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.297        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   12.51%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs           19        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

CLS ADVISORONE CLERMONT FUND (q)
Beginning AUV             $10.028        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.555        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    5.26%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs            0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

BANKING FUND (o)
Beginning AUV             $11.607    $10.096        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.174    $11.607        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   -3.73%     14.97%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs          455         19        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS FUND (o)
Beginning AUV             $12.401     $9.969        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $12.773    $12.401        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    3.00%     24.40%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs        1,782          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

BIOTECHNOLOGY FUND (o)
Beginning AUV              $9.275     $9.796        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.162     $9.275        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    9.56%     -5.32%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs        2,876        560        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

COMMODITIES FUND (t)
Beginning AUV             $10.048        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $9.643        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   -4.03%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs            0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

CONSUMER PRODUCTS FUND (o)
Beginning AUV             $10.431    $10.097        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.286    $10.431        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   -1.39%      3.31%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs        2,396        334        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

DYNAMIC DOW FUND (p)
Beginning AUV             $11.057     $9.918        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.530    $11.057        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   -4.77%     11.48%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs        4,336          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
DYNAMIC OTC FUND (o)
Beginning AUV             $12.143     $9.767        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.658    $12.143        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   -3.99%     24.33%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs        1,427          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

DYNAMIC S&P 500 FUND (o)
Beginning AUV             $11.590    $10.054        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.863    $11.590        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    2.36%     15.28%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs           68          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

DYNAMIC STRENGTHENING DOLLAR FUND (t)
Beginning AUV             $10.120        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.358        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    2.35%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs            0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

DYNAMIC WEAKENING DOLLAR FUND (t)
Beginning AUV              $9.880        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $9.666        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   -2.17%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs            0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

ELECTRONICS FUND (o)
Beginning AUV              $9.122     $9.741        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $9.382     $9.122        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    2.85%     -6.35%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs          655          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

ENERGY FUND (o)
Beginning AUV             $12.128    $10.225        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $16.636    $12.128        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   37.17%     18.61%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs       51,941     14,737        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND (o)
Beginning AUV             $12.118    $10.174        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $17.793    $12.118        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   46.83%     19.11%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs       31,146      3,248        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

EUROPE ADVANTAGE FUND (o)
Beginning AUV             $12.070    $10.113        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $12.710    $12.070        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    5.30%     19.35%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs        2,398          6        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FINANCIAL SERVICES FUND (o)
Beginning AUV             $11.500    $10.048        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.771    $11.500        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    2.36%     14.45%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs          219         75        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

GOVERNMENT LONG BOND ADVANTAGE FUND (m)
Beginning AUV              $1.041     $0.969     $0.998        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.110     $1.041     $0.969        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    6.63%      7.43%     -2.91%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs       56,353      1,565          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A

HEALTH CARE FUND (o)
Beginning AUV             $10.086    $10.066        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.049    $10.086        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    9.55%      0.20%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs        1,654      1,414        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
INTERNET FUND (o)
Beginning AUV             $11.219     $9.793        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.955    $11.219        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   -2.35%     14.56%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs          378          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

INVERSE DYNAMIC DOW FUND (p)
Beginning AUV              $8.726    $10.077        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $8.780     $8.726        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    0.62%    -13.41%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs          692          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

INVERSE GOVERNMENT LONG BOND FUND (m)
Beginning AUV              $0.872     $0.986     $1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $0.818     $0.872     $0.986        N/A        N/A        N/A        N/A        N/A        N/A        N/A

INVERSE MID-CAP FUND (p)
Beginning AUV              $8.757     $9.942        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $7.963     $8.757        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   -9.07%    -11.92%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs        2,024          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

INVERSE OTC FUND (o)
Beginning AUV              $8.657    $10.110        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $8.680     $8.657        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    0.27%    -14.37%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs       15,323          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

INVERSE RUSSELL 2000 FUND (p)
Beginning AUV              $8.473     $9.964        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $8.133     $8.473        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   -4.01%    -14.96%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs           50          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
INVERSE S&P 500 FUND (m)
Beginning AUV              $0.715     $0.804     $0.999        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $0.702     $0.715     $0.804        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   -1.82%    -11.07%    -19.52%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs       94,691          0          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A

JAPAN ADVANTAGE FUND (o)
Beginning AUV             $10.346     $9.875        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $12.328    $10.346        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   19.16%      4.77%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs       13,690      2,846        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

LARGE CAP GROWTH FUND (p)
Beginning AUV             $10.507     $9.955        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.588    $10.507        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    0.77%      5.54%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs          515        283        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

LARGE CAP VALUE FUND (p)
Beginning AUV             $11.187     $9.964        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.540    $11.187        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    3.16%     12.27%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs        9,944        766        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

LEISURE FUND (o)
Beginning AUV             $11.538    $10.021        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.867    $11.538        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   -5.82%     15.14%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs            0        131        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

MID CAP ADVANTAGE FUND (m)
Beginning AUV              $1.798     $1.486     $1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $2.030     $1.798     $1.486        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   12.90%     21.00%     48.60%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs       25,813     40,981     30,941        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND (p)
Beginning AUV             $11.080    $10.057        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $12.228    $11.080        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   10.36%     10.17%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs        8,789        395        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

MID-CAP VALUE FUND (p)
Beginning AUV             $11.339    $10.040        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $12.161    $11.339        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    7.25%     12.94%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs        1,862          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

NOVA FUND (h)
Beginning AUV             $11.426    $10.069     $7.307    $11.482    $15.176    $18.407        N/A        N/A        N/A        N/A
Ending AUV                $11.762    $11.426    $10.069     $7.307    $11.482    $15.176        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    2.94%     13.48%     37.80%    -36.36%    -24.34%    -17.55%        N/A        N/A        N/A        N/A

Ending number of AUs        6,187      7,647      2,746      2,073      1,846        585        N/A        N/A        N/A        N/A

OTC FUND (h)
Beginning AUV             $14.346    $13.252     $9.204    $15.204    $23.690    $39.086        N/A        N/A        N/A        N/A
Ending AUV                $14.361    $14.346    $13.252     $9.204    $15.204    $23.690        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    0.10%      8.26%     43.98%    -39.46%    -35.82%    -39.39%        N/A        N/A        N/A        N/A

Ending number of AUs       25,745     30,020     28,571     29,697     25,497     14,991        N/A        N/A        N/A        N/A

PRECIOUS METALS FUND (o)
Beginning AUV             $11.488     $9.999        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $13.749    $11.488        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   19.68%     14.89%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs       20,482      4,398        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND (o)
Beginning AUV             $13.408    $10.092        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $14.224    $13.408        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    6.09%     32.86%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs        3,362      1,440        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

RETAILING FUND (o)
Beginning AUV             $10.693     $9.991        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.167    $10.693        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    4.43%      7.03%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs          461          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

RUSSELL 2000 ADVANTAGE FUND (m)
Beginning AUV              $1.966     $1.586     $1.001        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $2.023     $1.966     $1.586        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    2.90%     23.96%     58.44%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs       77,690    139,697    138,970        N/A        N/A        N/A        N/A        N/A        N/A        N/A

SECTOR ROTATION FUND (m)
Beginning AUV              $1.374     $1.253     $1.002        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.546     $1.374     $1.253        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   12.52%      9.66%     25.05%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs          622     11,748      3,762        N/A        N/A        N/A        N/A        N/A        N/A        N/A

SMALL-CAP GROWTH FUND (p)
Beginning AUV             $11.550    $10.056        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $12.144    $11.550        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    5.14%     14.86%        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs        6,956          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE FUND (p)
Beginning AUV             $11.517    $10.043        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.818    $11.517        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                     2.61%     14.68%       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs        1,041        504        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

TECHNOLOGY FUND (o)
Beginning AUV             $10.491     $9.845        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.710    $10.491        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                     2.09%      6.56%       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs          114          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

TELECOMMUNICATIONS FUND (o)
Beginning AUV             $10.858     $9.887        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $10.876    $10.858        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                     0.17%      9.82%       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs            0          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

TRANSPORTATION FUND (o)
Beginning AUV             $12.595    $10.023        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $13.527    $12.595        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                     7.40%     25.66%       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs           70          0        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

U.S. GOVERNMENT MONEY MARKET FUND (j)
Beginning AUV              $0.984     $0.991     $1.001     $1.007     $1.000        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $0.994     $0.984     $0.991     $1.001     $1.007        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                     1.02%    -0.71%     -1.00%     -0.60%       0.70%       N/A        N/A        N/A        N/A        N/A

Ending number of AUs      455,818    178,039     67,324      1,061      2,301        N/A        N/A        N/A        N/A        N/A

UTILITIES FUND (o)
Beginning AUV             $11.560    $10.059        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $12.654    $11.560        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                     9.46%     14.92%       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs        6,325         63        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.

COMMUNICATIONS AND INFORMATION PORTFOLIO (g)
Beginning AUV              $0.571     $0.520     $0.365     $0.578     $0.556     $1.000        N/A        N/A        N/A        N/A
Ending AUV                 $0.608     $0.571     $0.520     $0.365     $0.578     $0.556        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    6.48%      9.81%     42.47%    -36.85%      3.96%    -44.40%        N/A        N/A        N/A        N/A

Ending number of AUs      139,874    212,289    323,737    321,186    300,842    240,260        N/A        N/A        N/A        N/A

GLOBAL TECHNOLOGY PORTFOLIO (g)
Beginning AUV              $0.486     $0.473     $0.351     $0.520     $0.675     $1.000        N/A        N/A        N/A        N/A
Ending AUV                 $0.519     $0.486     $0.473     $0.351     $0.520     $0.675        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    6.79%      2.75%     34.76%    -32.50%    -22.96%    -32.50%        N/A        N/A        N/A        N/A

Ending number of AUs      219,673    186,088    206,754    219,892    100,203     68,037        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST:

VALUE PORTFOLIO (m)
Beginning AUV              $1.636     $1.378     $1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $1.856     $1.636     $1.378        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   13.45%     18.72%     37.80%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs      318,168    253,722    145,553        N/A        N/A        N/A        N/A        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST:

WORLDWIDE ABSOLUTE RETURN FUND (l)
Beginning AUV              $0.982     $0.995     $1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                 $0.975     $0.982     $0.995        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                   -0.71%     -1.31%     -0.50%        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Ending Number of AUs          840        893        893        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE BOND FUND (a)
Beginning AUV              $1.543     $1.427     $1.221     $1.013     $1.079     $1.070     $1.172     $1.050     $1.036     $1.021
Ending AUV                 $1.481     $1.543     $1.427     $1.221     $1.013     $1.079     $1.070     $1.172     $1.050     $1.036

Percentage change
  in AUV                   -4.02%      8.13%     16.87%     20.53%     -6.12%      0.87%     -8.74%     11.63%      1.37%      1.50%

Ending number of AUs      120,025    149,603    196,186    190,656     24,692     51,708     37,696     30,830     16,578     23,735

WORLDWIDE EMERGING MARKETS FUND (e)
Beginning AUV              $1.068     $0.857     $0.562     $0.584     $0.601     $1.044     $0.527     $0.808     $1.000        N/A
Ending AUV                 $1.396     $1.068     $0.857     $0.562     $0.584     $0.601     $1.044     $0.527     $0.808        N/A

Percentage change
  in AUV                   30.71%     24.62%     52.49%     -3.77%     -2.83%    -42.44%     98.29%    -34.80%    -19.24%        N/A

Ending number of AUs      275,976    257,253    206,466    136,664    175,217    179,333    253,897    177,924     99,333        N/A

WORLDWIDE HARD ASSETS FUND (a)
Beginning AUV              $1.669     $1.359     $0.946     $0.984     $1.110     $1.006     $0.840     $1.228     $1.262     $1.080
Ending AUV                 $2.506     $1.669     $1.359     $0.946     $0.984     $1.110     $1.006     $0.840     $1.228     $1.262

Percentage change
  in AUV                   50.15%     22.81%     43.66%     -3.86%    -11.35%     10.30%     19.80%    -31.62%     -2.66%     16.88%

Ending number of AUs      243,458    156,657    221,992    104,339    107,947    199,902    556,013    198,619    280,960     49,773

WORLDWIDE REAL ESTATE FUND (f)
Beginning AUV              $1.723     $1.277     $0.960     $1.015     $0.973     $0.828     $0.854     $1.000        N/A        N/A
Ending AUV                 $2.064     $1.723     $1.277     $0.960     $1.015     $0.973     $0.828     $0.854        N/A        N/A

Percentage change
  in AUV                   19.79%     34.93%     33.02%     -5.42%      4.32%     17.49%     -2.99%    -14.63%        N/A        N/A

Ending number of AUs       81,779    161,770     42,249     46,514     42,170     18,412     14,855      3,276        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VARIABLE TRUST:

DISCOVERY FUND (r)
Beginning AUV              $9.904        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Ending AUV                $11.388        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Percentage change
  in AUV                    14.98%       N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                           2005       2004       2003       2002       2001       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
Ending number of AUs       49,000        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPORTUNITY FUND: (e)
Beginning AUV              $2.143     $1.831     $1.350     $1.863     $1.954     $1.852     $1.386     $1.233     $1.000        N/A
Ending AUV                 $2.289     $2.143     $1.831     $1.350     $1.863     $1.954     $1.852     $1.386     $1.233        N/A

Percentage change
  in AUV                    6.81%     17.04%     35.63%    -27.54%     -4.66%      5.53%     33.57%     12.41%     23.32%        N/A

Ending number of AUs      396,884    539,705    430,702    546,629    436,551    186,616    160,380     89,350      4,089        N/A

------------------------------------------------------------------------------------------------------------------------------------


(a) This unit value was $1.000 on the inception date of June 1, 1995.

(b) This unit value was $1.000 on the inception date of May 1, 1993.

(c) This unit value was $1.000 on the inception date of December 3, 1965.

(d) This unit value was $1.000 on the inception date of May 19, 1981.

(e) This unit value was $1.000 on the inception date of May 1, 1997

(f) This unit value was $1.000 on the inception date of May 1, 1998.

(g) This unit value was $1.000 on the inception date of May 1, 2000.

(h) These unit values were $18.407 for Rydex Nova and $39.086 for Rydex OTC on the inception date of May 1, 2000.

(I) This was the unit value on the inception date of October 26, 2001.

(j) This was the unit value on the inception date of May 1, 2001.

(k) This was the unit value on the inception date of January 2, 2001.

(l) This was the unit value on the inception date of June 24, 2002.

(m) This was the unit value on the inception date of May 1, 2003.

(n) This was the unit value on the inception date of March 21, 2003.

(o) This was the unit value on the inception date of May 1, 2004.

(p) This was the unit value on the inception date of July 15, 2004.

(q) This was the unit value on the inception date of May 1, 2005.

(r) This was the unit value on the inception date of April 8, 2005.

(s) This was the unit value of the inception date of July 15, 2005.

(t) This was the unit value of the inception date of October 21, 2005.

--------------------------------------------------------------------------------

APPENDIX B--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

   Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

   The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

40|86 SERIES TRUST

   40|86 Series Trust is managed by 40|86 Advisors, Inc. 40|86 Series Trust is a mutual fund with multiple portfolios. The following Investment Portfolios are available under the Contract:

40|86 SERIES TRUST BALANCED PORTFOLIO

   The 40|86 Series Trust Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk.

40|86 SERIES TRUST EQUITY PORTFOLIO

   The 40|86 Series Trust Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The Portfolio normally invests at least 80% of its assets in U.S. common stocks, primarily in small and midsize U.S. companies, widely diversified by industry and company.

40|86 SERIES TRUST FIXED INCOME PORTFOLIO

   The 40|86 Series Trust Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The Portfolio normally invests at least 80% of its assets in investment-grade U.S. and foreign corporate and government debt.

40|86 SERIES TRUST GOVERNMENT SECURITIES PORTFOLIO

   The 40|86 Series Trust Government Securities Portfolio seeks safety of capital, liquidity and current income. The Portfolio normally invests at least 80% of its assets in securities issued by the U.S. government and its agencies and instrumentalities.

40|86 SERIES TRUST HIGH YIELD PORTFOLIO

   The 40|86 Series Trust High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. The Portfolio normally invests at least 80% of its assets in high-yield (below investment grade) fixed income securities.

40|86 SERIES TRUST MONEY MARKET PORTFOLIO

   The 40|86 Series Trust Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

AIM VARIABLE INSURANCE FUNDS

   The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. serves as the investment advisor. INVESCO Institutional (N.A.), Inc. serves as the investment subadvisor for AIM V.I. Real Estate Fund (Effective July 3, 2006, AIM V.I. Real Estate Fund will be renamed AIM V.I. Global Real Estate Fund). The following Investment Portfolios are available under the Contract:

AIM V.I. BASIC VALUE FUND - SERIES II SHARES

   The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million.

AIM V.I. HIGH YIELD FUND - SERIES I SHARES

   The fund's investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds."

AIM V.I. MID CAP CORE EQUITY FUND - SERIES II SHARES

   The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. REAL ESTATE FUND - SERIES I SHARES (Effective July 3, 2006 renamed AIM V.I. Global Real Estate Fund)

   The fund's investment objective is to achieve high total return. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. Effective July 3, 2006, AIM V.I. Real Estate Fund will be renamed AIM V.I. Global Real Estate Fund. The investment objective will be as follows: The fund's investment objective is to achieve high total return through growth of capital and income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies.

AIM V.I. CORE EQUITY FUND--- SERIES I SHARES

   The Fund seeks growth of capital. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings.

AIM V.I. FINANCIAL SERVICES FUND - SERIES I SHARES

   The Fund seeks capital growth. It is actively managed. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector.

AIM V.I. GLOBAL HEALTH CARE FUND - SERIES I SHARES

   The Fund seeks capital growth. It is actively managed. The Fund normally invests 80% of its assets in securities of health care industry companies.

AIM V.I. TECHNOLOGY FUND SERIES I SHARES

   The Fund seeks capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

--------------------------------------------------------------------------------
THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

   The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies that have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

   The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, updated quarterly. Both indexes are designed to track the performance of medium capitalization stocks.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

   The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.

ALLIANCEBERNSTEIN L.P.

   AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $579 billion in assets under management at December 31, 2005. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.

ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO

   The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc., except for American Century Investments VP International Fund, which has American Century Global Investment Management, Inc. as an investment adviser. The following Investment Portfolios are available under the Contract:

AMERICAN CENTURY INVESTMENTS VP BALANCED FUND

   The American Century Investments VP Balanced Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND

   The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND

   The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against

U.S. inflation.

AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND

   The American Century VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

AMERICAN CENTURY INVESTMENTS VP VALUE FUND

   The American Century VP Value Fund seeks long-term capital growth. Income is a secondary objective.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

   The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

   The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)

   The Dreyfus Investment Portfolios ("Dreyfus IP") is a mutual fund with multiple portfolios. The investment adviser to the fund is the Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS IP - SMALL CAP STOCK INDEX PORTFOLIO

   The portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index (R). To pursue this goal, the portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R), and in futures whose performance is related to the index, rather than attempt to replicate the index.

DREYFUS STOCK INDEX FUND,INC. (INITIAL SHARES)

   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

   The Dreyfus VIF--Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

   The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. The following Investment Portfolios are available under the Contract:

FEDERATED CAPITAL INCOME FUND II

    The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential. The Fund's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objectives by investing in both equity and fixed-income securities that have high relative income potential.

FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)

      The Federated High Income Bond Fund II's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds"). The Fund's investment objective is to seek high current income. The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield lower-rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY FUND II

    The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund's investment objective is to obtain a total return on its assets. The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

JANUS ASPEN SERIES

   Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following Investment Portfolios are available under your Contract:

JANUS ASPEN GROWTH & INCOME PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States.

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It has a non-fundamental policy to invest under normal circumstances, at least 80% of its net assets in large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index, at the time of purchase.

JANUS ASPEN MID CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

--------------------------------------------------------------------------------
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size through the world.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. LF&Co. established Lazard Asset Management as its investment management division and registered with the Securities and Exchange Commission as an investment advisor on May 1, 1970. On May 5, 2005, Lazard LLC announced certain changes to its ownership structure. On that date, shares of Lazard Ltd, a newly formed Bermuda corporation, began trading publicly on the New York Stock Exchange under the symbol "LAZ". Interests in Lazard Ltd are held by public stockholders, as well as by current and former Managing Directors of Lazard LLC, which changed its name to "Lazard Group LLC". As before the initial public offering of shares, Lazard Group LLC continues to be the sole member of Lazard Freres & Co. LLC, a New York limited liability company, which continues to be the parent of Lazard Asset Management. The day-to-day management and operations of Lazard Asset Management have not changed as a result of the changes described above. The following Investment Portfolios are available under the Contract:

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Market (EM) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

LAZARD RETIREMENT EQUITY PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of companies included in the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio also may invest up to 15% of its total assets in non-U.S. equity securities that trade in U.S. markets.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stock, of relatively large non-U.S. companies with market capitalizations in the range of companies included the Morgan Stanley Capital International (MSCI(R)) Europe, Australia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. IN choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers "small cap companies" to be those companies that at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.75 billion as of March 31, 2004). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:

   o  The potential to become a larger factor in the company's business sector

   o  Significant debt but high levels of free cash flow

   o A relatively short corporate history with the expectation that the business may grow

   The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

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LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the Contract:

LORD ABBETT SERIES FUND, INC.--AMERICA'S VALUE PORTFOLIO

   The Portfolio's investment objective is to seek current income and capital appreciation. To pursue this goal, the Portfolio normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Portfolio generally uses a value approach to identify particular investments for the Portfolio. The mix of the Portfolio's investments at any time will depend on our judgments regarding the degree to which we believe specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Portfolio invests at least 65% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Portfolio invests under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Portfolio will provide shareholders with at least 60 days' notice of any change in this policy. The Portfolio may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO

   The Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that we believe are undervalued. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index, a widely used benchmark for large-cap stock performance. As of January 31, 2006, the market capitalization range of the Russell 1000 Index was $611million to $390 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following Investment Portfolios are available under the Contract:

NEUBERGER BERMAN AMT FASCIANO PORTFOLIO (CLASS S)

   The fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them.

NEUBERGER BERMAN AMT HIGH INCOME BOND FUND

   The fund's investment objective is to seek high total returns consistent with capital preservation. To pursue this goal, the fund normally invests primarily in a diversified portfolio of intermediate-term, high-yield corporate bonds of
U. S. issuers (including those sometimes known as "junk bonds") with maturities of 10 years or less rated at the time of investment "Baa1" to "B3" by Moody's Investors Service, Inc. ("Moodys"), or "BBB+" to "B-" by Standard & Poor's ("S&P"), or unrated bonds deemed by Neuberger Berman Management Inc. to be of comparable quality.

NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO

   The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

NEUBERGER BERMAN AMT MIDCAP GROWTH PORTFOLIO

   The Neuberger Berman AMT Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT PARTNERS PORTFOLIO

   The Neuberger Berman AMT Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.

NEUBERGER BERMAN AMT REGENCY PORTFOLIO

   The fund seeks growth of capital. To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO

   Seeks long-term growth of capital. Invests in companies that meet the fund's financial criteria and social policy--mainly in mid- to large-cap companies.

PIMCO VARIABLE INSURANCE TRUST

   The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT ALL ASSET PORTFOLIO

   Seeks maximum real return consistent with preservation of real capital and prudent investment management. The

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Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds ("Underlying Funds").

PIMCO COMMODITYREALRETURN STRATEGY PORTFOLIO

    Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

PIMCO VIT EMERGING MARKETS BOND PORTFOLIO

    Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.

PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)

    Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by future contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT GLOBAL BOND PORTFOLIO (UNHEDGED)

    Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which my be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT HIGH YIELD PORTFOLIO

    Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least Caa by Moody's or CCC by S&P, or , if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody's or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT MONEY MARKET PORTFOLIO

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests at least 95% of assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

PIMCO VIT REALESTATEREALRETURN STRATEGY PORTFOLIO

    Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

PIMCO VIT REAL RETURN PORTFOLIO

   The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT SHORT TERM PORTFOLIO

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. The average portfolio duration will normally not exceed one year, but will vary based on PIMPCO'S forecast for interest rates.

PIMCO VIT STOCKPLUS(R) TOTAL RETURN PORTFOLIO

    Seeks total return which exceeds that of the S&P 500. The Portfolio seeks to exceed the total return of the S&P500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Securities.

PIMCO VIT TOTAL RETURN PORTFOLIO

   The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

   Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

PIONEER CORE BOND VCT PORTFOLIO

   The Pioneer Core Bond VCT Portfolio seeks to provide

PIONEER EQUITY INCOME VCT PORTFOLIO

   The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

   The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests at least 80% of its total assets in equity securities of European issuers.

PIONEER FUND VCT PORTFOLIO

   The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

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current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; debt securities, including convertible debt, of corporate and other issuers rated at least investment grade at the time of investment, and comparably rated commercial paper; and cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less and bankers' acceptances.

PIONEER HIGH YIELD VCT PORTFOLIO

   The Pioneer High Yield VCT Portfolio seeks maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high

PIONEER MID CAP VALUE VCT PORTFOLIO

   The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in the Russell Mid-Cap Value Index.

THE POTOMAC INSURANCE TRUST

  The Potomac Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the Potomac Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

POTOMAC DYNAMIC VP HY BOND FUND

   Potomac Dynamic VP HY Bond Fund is an open-end fund. The Fund's objective is to maximize total return. The fund invests at least 80% of the fund's net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds", or derivatives of such instruments. The fund is designed to provide liquidity for active asset alocators.

ROYCE CAPITAL FUND

   Royce Capital Fund is a mutual fund with multiple portfolios. Royce & Associates, LLC is the Funds' investment adviser and is responsible for the management of the Funds' assets. The following Investment Portfolios are available under the Contract:

ROYCE CAPITAL FUND--MICRO-CAP PORTFOLIO

   Royce Capital Fund--Micro-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies.

ROYCE CAPITAL FUND--SMALL-CAP PORTFOLIO

   Royce Capital Fund--Small-Cap Portfolio's primary investment goal is long-term growth of capital. Current income is a secondary goal.

RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading (other than the Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, and CLS AdvisorOne Clermont Fund which do not permit active trading.) This list may change at any time without notice. For more information, see the prospectus for these Investment Portfolios. The following Investment Portfolios are available under the
Contract:

RYDEX ABSOLUTE RETURN STRATEGIES FUND

     The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund employs a proprietary quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by well established investment strategies widely employed by hedge funds. The Fund pursues this objective by allocating capital to gain exposure to a combination of directional and non-directional positions. The Fund will predominately have a long exposure to directional and non-directional positions. There may betimes that the Fund will have a short exposure to one or more of the directional and/or non-directional positions. Directional positions include equities, fixed income, commodities, currencies, covered call options and long options. Non-directional positions include market neutral value, market neutral growth, market neutral momentum, market neutral capitalization, merger arbitrage spreads, duration neutral term spread and duration neutral default spreads.

RYDEX BANKING FUND

   The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

RYDEX BASIC MATERIALS

   The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

RYDEX BIOTECHNOLOGY FUND

   The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

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RYDEX COMMODITIES FUND

   The Commodities Fund seeks long-term capital appreciation through an investment in commodity-linked instruments. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities.

RYDEX CONSUMER PRODUCTS

   The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

RYDEX DYNAMIC DOW FUND

   The Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM.

RYDEX DYNAMIC OTC FUND

   The Dynamic OTC Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

RYDEX DYNAMIC S&P 500 FUND

   The Dynamic S&P 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

RYDEX DYNAMIC STRENGTHENING DOLLAR FUND

    The Dynamic Strengthening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the US Dollar Index. The US Dollar Index (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

RYDEX DYNAMIC WEAKENING DOLLAR FUND

    The Dynamic Weakening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the US Dollar Index. The US Dollar Index (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

RYDEX ELECTRONICS FUND

   The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

RYDEX ENERGY FUND

   The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

RYDEX ENERGY SERVICES FUND

   The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

RYDEX EUROPE ADVANTAGE FUND

   The Europe Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones StoxxSM 50 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX FINANCIAL SERVICES FUND

   The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector.

RYDEX GOVERNMENT LONG BOND ADVANTAGE FUND

   The Government Long Bond Advantage Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Lehman Long Treasury Bond Index.

RYDEX HEALTH CARE FUND

   The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry.

RYDEX HEDGED EQUITY FUND

   The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund employs a proprietary quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by well established investment strategies widely employed by long/short hedge funds. The Fund pursues this objective by allocating capital to gain exposure to a combination of directional and non-directional positions. The Fund will predominately have a long exposure to directional and non-directional positions. There may be times that the Fund will have a short exposure to one or more of the directional and/or non-directional positions. Directional positions include equities, covered call options and long options. Non-directional positions include market neutral value, market neutral growth, market neutral momentum, market neutral capitalization, and merger arbitrage spreads.

RYDEX INTERNET FUND

   The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

RYDEX INVERSE DYNAMIC DOW FUND

   The Inverse Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

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RYDEX INVERSE GOVERNMENT LONG BOND FUND

   The Inverse Government Long Bond Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the Long Treasury Bond.

RYDEX INVERSE MID-CAP FUND

   The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE OTC FUND

   The Inverse OTC Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX INVERSE RUSSELL 2000 FUND

   The Inverse Russell 2000 Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE S&P 500 FUND

   The Inverse S&P 500 Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index. Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX JAPAN ADVANTAGE FUND

   The Japan Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX LARGE CAP GROWTH FUND

   The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

RYDEX LARGE CAP VALUE FUND

   The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

RYDEX LEISURE FUND

   The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

RYDEX MID CAP ADVANTAGE FUND

   The Mid Cap Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX MID-CAP GROWTH FUND

   The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

RYDEX MID-CAP VALUE FUND

   The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index").

RYDEX MULTI-CAP CORE EQUITY FUND

   The Multi-Cap Core Equity Fund seeks long-term capital appreciation. It invests in a broad mix of equity securities of companies representative of the total US stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing in a combination of quantitative value-oriented and growth-oriented strategies within economic sectors and across the small, medium and large market capitalization ranges. The Advisor uses a quantitative model to allocate the Fund's investments among these sector and capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each.

RYDEX NOVA FUND

   The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

RYDEX OTC FUND

   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

RYDEX PRECIOUS METALS FUND

   The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

RYDEX REAL ESTATE SECTOR FUND

   The Real Estate Sector Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

RYDEX RETAILING FUND

   The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

RYDEX RUSSELL 2000 ADVANTAGE FUND

   The Russell 2000 Advantage Fund seeks to provide

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investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX SECTOR ROTATION FUND

   The Sector Rotation Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.

RYDEX SMALL-CAP GROWTH FUND

   The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

RYDEX SMALL-CAP VALUE FUND

   The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

RYDEX TECHNOLOGY FUND

   The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

RYDEX TELECOMMUNICATIONS FUND

   The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

RYDEX TRANSPORTATION FUND

   The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

RYDEX U.S. GOVERNMENT MONEY MARKET FUND

   The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

RYDEX UTILITIES FUND

   The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities.

CLS ADVISORONE AMERIGO FUND

   The Fund seeks capital appreciation and long-term growth of capital without regard to current income. The Fund invests in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

CLS ADVISORONE CLERMONT FUND

   The objective of the Clermont Fund is a combination of current income and growth of capital. The Fund's principal investment strategies include: Investing in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. Investing at least 20% of its total assets in Underlying Funds that invest in long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions with respect to these investments. The Fund may also invest in individual securities of foreign issuers and engage in foreign currency transactions. The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

SALOMON BROTHERS ASSET MANAGEMENT INC.

   Salomon Brothers is located at 399 Park Avenue, New York, New York, and is a wholly owned subsidiary of Legg Mason, Inc. Salomon Brothers, together with its affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of December 31, 2005, Salomon Brothers had approximately $88.6B in assets under management.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

   The fund seeks capital appreciation. It invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings and/or cash flow that exceeds the average rate of earnings growth of the companies that comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, a significant portion of the fund's assets may be invested in the securities of small to medium-sized companies because such companies often achieve higher earnings growth rates.

LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO

   The fund seeks capital appreciation through investment in securities which the manager believes have above-average capital appreciation potential. This objective may be changed without shareholder approval. The fund invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally

                                       59
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invests in securities of large well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities. The fund may also invest in non-dividend paying stocks.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

   The fund seeks to maximize total return, consistent with the preservation of capital. This objective may be changed without shareholder approval. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related investments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets.
Credit quality: The fund invests primarily in fixed income securities rated below investment grade by a recognized rating agency or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as (a)junk bonds." Maturity: The fund normally maintains an average portfolio maturity of between 6 and 12 years. However, the fund may invest in individual securities of any maturity.

LEGG MASON PARTNERS VARIABLE GOVERNMENT PORTFOLIO

   The fund seeks high current return consistent with reservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and related investments. These securities include U.S. Treasury securities, and mortgage-related and asset-backed securities. Some government mortgage-related securities are backed by the full faith and credit of the U.S.

   Treasury, some are supported by the right of the issuer to borrow from the U.S. government and some are backed only by the credit of the issuer itself. The fund also may purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts.

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO

   The fund seeks long-term growth of capital. This objective may be changed without shareholder approval. The fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies with large market capitalizations and related investments. Large capitalization companies are those with total market capitalizations of $5 billion or more at the time of investment. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

   The fund seeks to maximize total return, consistent with the preservation of capital. This objective may be changed without shareholder approval. Invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. The manager has broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities:

   o  U.S. government obligations

   o  Mortgage and asset-backed

   o  Investment and non-investment securities grade U.S. and foreign corporate

   o Investment and non-investment debt grade sovereign debt, including issuers in emerging markets

The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of the fund's assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds". The fund has no specific average portfolio maturity requirement, but generally anticipates maintaining a range of 4.5 to 10 years. The fund may hold individual securities of any maturity and may at times hold a substantial portion of its assets in short-term instruments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

   The fund seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities). The fund's secondary objective is to take advantage of opportunities to achieve growth of capital and income. These objectives may be changed without shareholder approval. The fund invests in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The fund varies its allocations between equity and fixed income securities depending om the manager's view of economic and market conditions, fiscal and monetary policy and security values. However, under normal market conditions at least 40% of the fund's assets are allocatd to equity securities. The funds investments in fixed income securities are primarily investment grade but the fund may invest up to 20% of its assets in nonconvertible fixed income securities rated below investment grade by a recognized rating agency, or in unrated securities of equivalent quality. Securities rated below investment grade are commonly referred to as "junk bonds". The fund's investment s in fixed income securities may be of any maturity.

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

   The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

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THIRD AVENUE VARIABLE SERIES TRUST

   The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC, is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

THIRD AVENUE VALUE PORTFOLIO

   The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

VAN ECK WORLDWIDE ABSOLUTE RETURN FUND

   The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

VAN ECK WORLDWIDE BOND FUND

   The Van Eck Worldwide Bond Fund seeks high total return--income plus capital--appreciation--by investing globally, primarily in a variety of debt securities.

VAN ECK WORLDWIDE EMERGING MARKETS FUND

   The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

VAN ECK WORLDWIDE HARD ASSETS FUND

   The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

VAN ECK WORLDWIDE REAL ESTATE FUND

   The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

WELLS FARGO ADVANTAGE FUNDS

   The Wells Fargo Advantage Funds referenced below are managed by Wells Fargo Funds Management, LLC and is sub advised by Wells Capital Management Incorporated. The following Funds are available under the Contract:

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

   The Wells Fargo Advantage VT Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

WELLS FARGO ADVANTAGE VT DISCOVERY FUND

   The Wells Fargo Advantage VT Discovery Fund seeks long-term capital appreciation. We invest principally in securities of small- and medium-capitalization companies that we believe offer attractive opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, at the time of purchase. The range of the Russell Midcap(R) Index was $631 million to $33.8 billion, as of December 31, 2004, and is expected to change frequently. We analyze potential investment opportunities by using a disciplined investment process that emphasizes in-depth fundamental analysis across multiple dimensions such as visits with company management, suppliers/distributors, competitors and customers as well as detailed analysis of a company's financial statements. We select securities that exhibit the strongest sustainable growth characteristics such as earnings growth, returns on invested capital and competitive positioning. We may invest in any sector, and at times we may emphasize on or more particular sectors. We alsomay invest up to 25% of the Fund's assets in foreign securities through ADRs and similar investments.

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                                       62
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          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
  General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account C
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
  Reduction or Elimination of the Contingent Deferred Sales Charge Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form
# JNL-MAXIGRP-SAI-C-0506) dated May 1, 2006 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Insurance Annuity Account C (group annuity) fixed and variable annuity at the following address:

Name:___________________________________________________________________________

Mailing Address:________________________________________________________________


                                   Sincerely,

________________________________________________________________________________

                                   (Signature)
--------------------------------------------------------------------------------

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233

(C) 2006, Jefferson National Life Insurance Company      JNL-MAXIGRP-PROS-C-0506
________________________________________________________________________________

                       STATEMENT OF ADDITIONAL INFORMATION

             GROUP FLEXIBLE PREMIUM DEFERRED FIXED/VARIABLE ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2006

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account C (the "Variable Account"), dated May 1, 2006. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION                                                          B-3
General Information Regarding Jefferson National Life Insurance Company      B-3
Jefferson National Life Annuity Account C                                    B-3

EXPENSE GUARANTEE AGREEMENT                                                  B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                      B-4

PUBLISHED RATINGS                                                            B-7

ADMINISTRATION                                                               B-7

ANNUITY PROVISIONS                                                           B-7

DISTRIBUTION                                                                 B-8
Reduction or Elimination of the Contingent Deferred Sales Charge             B-8

FINANCIAL STATEMENTS                                                         B-9

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is an indirect wholly-owned subsidiary of Inviva, Inc., a Delaware company. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C:

Jefferson National Life Annuity Account C, also referred to as the "Variable Account", was established in 1980 by Voyager Life Insurance Company. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999 it was know as Great American Reserve Variable Annuity Account C. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

EXPENSE GUARANTEE AGREEMENT

At a combined Special Meeting held on December 14, 1992, the Contract Owners and participants in the Variable Account, Great American Reserve Variable Annuity Account Fund ("Annuity Fund") and Great American Reserve Variable Annuity Account D ("Account D") approved an Agreement and Plan of Reorganization and the reorganization (the "Combination") of the Variable Account, Annuity Fund, and Account D. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the 40/86 Series

Trust (formerly, the Conseco Series Trust), and the Variable Account became the continuing separate account. Also on May 1, 1993, all of the Sub-account assets of the Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond) and Money Market Portfolios of the 40/86 Series Trust. In exchange for such assets, shares of the Equity, Fixed Income and Money Market Portfolios were issued to the Equity Sub-account, Fixed Income Sub-account and Money Market Sub-account of restructured Variable Account, respectively.

The respective interests of Contract Owners and participants immediately after the Combination were equal to their former interests in the Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination. Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Jefferson National as managed separate accounts investing directly in securities. As a result of the Combination, the Variable Account invests in shares of 40/86 Series Trust. The Variable Account also invests in shares of other Funds.

Pursuant to the Combination Jefferson National issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond), and Money Market Portfolios of 40/86 Series Trust whose shares are purchased by the Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding Sub-accounts of the Variable Account, will not exceed an amount that is equal to the total amount of the same charges (1.44%, on an annual basis) that would have been imposed under the Contracts had the Combination not occurred (the "Expense Guarantee Agreement"). Currently, the mortality and expense risk fees for the 40/86 Series Trust's Equity, Fixed Income, and Money Market Sub-accounts are equal to 0.66%, 0.81%, and 0.99%, respectively.

Accordingly, Jefferson National will reimburse the appropriate Sub-accounts of the Variable Account an amount that represents the difference between the investment management fees charged the Variable Account, Annuity Fund or Account D, as applicable, prior to the Combination and the amount of such fees charged to 40/86 Series Trust, plus any other charges in excess of those that would have been incurred if the Combination had not taken place.

The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of the Variable Account are not expected to be more than before the Combination. Jefferson National will not, however, assume extraordinary or non-recurring expenses of 40/86 Series Trust, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if 40/86 Series Trust fails to qualify as a "regulated investment company" under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Jefferson National, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.


                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control of such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $4,000 for 2006 ($4,500 if age 50 or older by the end of 2006), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 for 2006 ($4,500 if age 50 or older by the end of 2006). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Inviva, Inc. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3.50% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Inviva Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

ANNUAL REPORT
TO CONTRACT OWNERS

DECEMBER 31, 2005

                                       JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2005

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C                                                                                   PAGE
Statement of Assets and Liabilities as of December 31, 2005.................................................................   2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2005.......................   8
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2004.......................  26
Notes to Financial Statements...............................................................................................  42
Report of Independent Registered Public Accounting Firms....................................................................  64

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2005
====================================================================================================================================
                                                                                      SHARES              COST              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
      40|86 Series Trust:
         Balanced Portfolio .................................................        809,761.332      $ 10,744,579      $ 11,288,072
         Equity Portfolio ...................................................      4,848,891.053        85,370,310       119,719,121
         Fixed Income Portfolio .............................................        692,199.000         6,955,635         6,838,926
         Government Securities Portfolio ....................................         42,706.857           494,528           485,150
         High Yield Portfolio ...............................................         22,584.242           230,417           211,840
         Money Market Portfolio .............................................      1,856,220.021         1,856,220         1,856,219
      AIM Variable Insurance Funds:
         Basic Value Fund ...................................................          6,167.893            69,193            75,618
         Core Stock Fund ....................................................          3,791.150            66,240            72,221
         Financial Services Fund ............................................            124.984             1,522             1,909
         Global Health Care Fund ............................................          6,399.112           120,656           130,798
         High Yield Fund ....................................................          7,636.806            48,843            46,050
         Mid Cap Core Equity Fund ...........................................          1,251.694            16,608            16,923
         Real Estate Fund ...................................................         45,692.613           842,966           962,286
         Technology Fund ....................................................            893.141            10,840            11,334
      The Alger American Fund:
         Growth Portfolio ...................................................         37,219.127         1,315,226         1,460,851
         Leveraged AllCap Portfolio .........................................         62,689.663         2,396,116         2,180,346
         MidCap Growth Portfolio ............................................         53,634.195         1,009,796         1,174,589
         Small Capitalization Portfolio .....................................         82,418.144         1,494,692         1,951,661
      Alliance Variable Products Series Fund, Inc.:
         Growth and Income Portfolio ........................................            266.699             6,072             6,635
      American Century Variable Portfolios, Inc:
         Balanced Fund ......................................................            170.209             1,250             1,277
         Income & Growth Fund ...............................................         15,015.880            97,841           112,769
         Inflation Protection ...............................................             74.364               777               763
         International Fund .................................................         78,367.924           546,468           644,968
         Value Fund .........................................................        139,549.884         1,073,767         1,144,309
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio ....................................            399.447             6,702             6,659
      The Dreyfus Socially Responsible Growth Fund, Inc. ....................        104,470.847         2,738,916         2,724,600
      Dreyfus Stock Index Fund ..............................................        378,101.665        11,840,680        12,031,194
      Dreyfus Variable Investment Fund:
         Disciplined Stock Portfolio ........................................          6,478.179           118,741           144,075
         International Value Portfolio ......................................         21,442.296           320,530           375,026
      Federated Insurance Series:
         Capital Income Fund II .............................................         40,220.585           310,224           359,572
         High Income Bond Fund II ...........................................         37,515.248           290,390           290,368
         International Equity Fund II .......................................         12,986.360           157,135           187,264
      Janus Aspen Series:
         Growth and Income Portfolio ........................................         33,276.102           435,953           584,661
         International Growth Portfolio .....................................         17,105.022           497,647           607,742
         Large Cap Growth Portfolio .........................................        251,286.316         6,197,506         5,241,833
         Mid Cap Growth Portfolio ...........................................        205,511.585         7,354,049         5,963,946
         Worldwide Growth Portfolio .........................................        349,640.571        12,687,962         9,775,949
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio .........................................         22,546.634           364,600           424,102
         Equity Portfolio ...................................................          5,873.968            62,107            64,731
         International Equity Portfolio .....................................          5,874.122            71,340            75,365
         Small Cap Portfolio ................................................         21,107.747           317,534           344,267
      Lord Abbett Series Fund, Inc:
         America's Value Portfolio ..........................................         12,182.060           165,025           169,696
         Growth and Income Portfolio ........................................         44,091.707         1,036,909         1,153,439
      Neuberger Berman Advisers Management Trust:
         Fasciano Portfolio .................................................            509.144             6,811             7,209
         Limited Maturity Bond Portfolio ....................................          9,247.623           121,958           116,890
         Mid-Cap Growth Portfolio ...........................................          2,023.160            34,419            41,030
         Partners Portfolio .................................................         25,516.422           430,157           546,307
         Regency Portfolio ..................................................          9,883.774           146,825           153,198
         Socially Responsive Portfolio ......................................            720.602            10,413            10,744
      PIMCO Variable Insurance Trust:
         Money Market Fund ..................................................        123,792.610           123,793           123,793
         Real Return Fund ...................................................         12,864.375           167,282           163,249
         Short-Term Fund ....................................................          8,757.737            88,210            88,015
         Total Return Fund ..................................................         12,262.035           129,029           125,563

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005
====================================================================================================================================
                                                                                      SHARES              COST              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2):
      Pioneer Variable Contracts Trust:
         Equity Income Portfolio ............................................          6,568.731      $    113,741      $    140,374
         Europe Portfolio ...................................................             32.943               359               369
         Fund Portfolio .....................................................          3,830.207            73,515            82,311
         High Yield Portfolio ...............................................          2,782.767            30,124            30,276
      Royce Capital Fund:
         Micro-Cap Portfolio ................................................         23,987.605           272,554           301,524
         Small-Cap Portfolio ................................................         66,117.872           592,114           639,360
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund ........................................              6.125               207               213
         Arktos Fund ........................................................          6,183.387           131,856           133,005
         Banking Fund .......................................................            171.159             5,169             5,082
         Basic Materials Fund ...............................................            816.796            22,580            22,764
         Biotechnology Fund .................................................          1,367.530            29,730            29,224
         Consumer Products Fund .............................................            779.327            25,039            24,650
         Electronics Fund ...................................................            449.201             6,127             6,145
         Energy Fund ........................................................         22,042.695           809,301           864,074
         Energy Services Fund ...............................................         17,922.656           516,232           554,169
         Financial Services Fund ............................................             88.783             2,534             2,584
         Health Care Fund ...................................................            648.808            17,909            18,277
         Internet Fund ......................................................            280.693             4,199             4,137
         Inverse Dynamic Dow 30 Fund ........................................            140.565             6,724             6,073
         Inverse Mid-Cap Fund ...............................................            411.718            15,984            16,119
         Inverse Small-Cap Fund .............................................              9.972               441               405
         Juno Fund ..........................................................            192.964             3,985             4,013
         Large-Cap Europe Fund ..............................................          1,278.613            29,294            30,482
         Large-Cap Growth Fund ..............................................            212.215             5,478             5,452
         Large-Cap Japan Fund ...............................................          5,049.784           167,038           168,764
         Large-Cap Value Fund ...............................................          4,113.085           113,173           114,755
         Long Dynamic Dow 30 Fund ...........................................          1,976.595            46,924            45,659
         Medius Fund ........................................................          1,738.096            51,767            52,404
         Mekros Fund ........................................................          4,602.800           143,417           157,140
         Mid-Cap Growth Fund ................................................          3,553.890           107,257           107,470
         Mid-Cap Value Fund .................................................          1,174.886            29,362            22,640
         Nova Fund ..........................................................          8,501.724            72,289            72,775
         OTC Fund ...........................................................         25,411.298           353,180           369,734
         Precious Metals Fund ...............................................         27,182.559           268,174           281,612
         Real Estate Fund ...................................................          1,186.607            48,286            47,821
         Retailing Fund .....................................................            184.760             5,131             5,146
         Sector Rotation Fund ...............................................             75.811               856               962
         Small-Cap Growth Fund ..............................................          2,949.794            86,827            84,482
         Small-Cap Value Fund ...............................................            479.085            12,686            12,298
         Technology Fund ....................................................             88.006             1,268             1,225
         Titan 500 Fund .....................................................             43.747               820               803
         Transportation Fund ................................................             28.991               936               946
         U.S. Government Bond Fund ..........................................          5,051.376            61,183            62,536
         U.S. Government Money Market Fund ..................................        453,011.994           453,012           453,012
         Ursa Fund ..........................................................         12,912.137            70,916            66,497
         Utilities Fund .....................................................          4,192.539            82,622            80,035
         Velocity 100 Fund ..................................................            743.014            15,949            16,636
      Salomon Brothers Variable Series Funds Inc.:
         Aggressive Growth Fund .............................................            119.377             2,570             2,785
         All Cap Fund .......................................................            832.866            13,107            14,450
         Large Cap Growth Fund ..............................................          1,061.287            11,494            13,075
         SB Government Portfolio ............................................             62.778               716               689
         Strategic Bond Fund ................................................          1,448.433            15,903            14,933
         Total Return Fund ..................................................          1,509.505            16,469            17,118
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio ...........................          6,199.601            75,140            85,059
         Global Technology Portfolio ........................................          8,482.827            89,249           114,094
      Third Avenue Variable Series Trust:
         Value Portfolio ....................................................         21,549.521           513,098           590,672

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005
====================================================================================================================================
                                                                                      SHARES              COST              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2):
      Van Eck Worldwide Insurance Trust:
         Worldwide Absolute Return Fund .....................................             83.057      $        827      $        819
         Worldwide Bond Fund ................................................         14,780.809           185,745           177,813
         Worldwide Emerging Markets Fund ....................................         19,353.385           312,035           385,326
         Worldwide Hard Assets Fund .........................................         21,990.859           465,585           610,026
         Worldwide Real Estate Fund .........................................          8,124.283           137,275           168,823
      Wells Fargo Advantage Variable Trust Funds:
         Discovery Fund .....................................................         38,914.536           482,883           558,034
         Opportunity Fund ...................................................         37,505.251           729,650           908,377
------------------------------------------------------------------------------------------------------------------------------------
            Total investments in portfolio shares ................................................................      $201,103,649
====================================================================================================================================
   Amounts receivable from Jefferson National Life Insurance Company .............................................           517,913
====================================================================================================================================
      Total assets ...............................................................................................      $201,621,562
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005
====================================================================================================================================
                                                                                       UNITS           UNIT VALUE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
      40|86 Series Trust:
         Balanced Portfolio .................................................      3,265,747.093      $   3.409808      $ 11,135,571
         Equity Portfolio - Qualified .......................................      2,244,896.246         51.236130       115,019,796
         Equity Portfolio - Nonqualified ....................................         62,856.091         40.557737         2,549,301
         Fixed Income Portfolio - Qualified .................................        816,492.431          7.964015         6,502,558
         Fixed Income Portfolio - Non qualified .............................         35,411.885          7.652005           270,972
         Government Securities Portfolio ....................................        291,457.573          1.664564           485,150
         High Yield Portfolio ...............................................        140,002.747          1.513115           211,840
         Money Market Portfolio - Qualified .................................        563,587.039          3.223995         1,817,002
         Money Market Portfolio - Non qualified .............................          4,395.921          3.223993            14,172
      AIM Variable Insurance Funds:
         Basic Value Fund ...................................................         50,989.993          1.483006            75,618
         Core Stock Fund ....................................................         64,080.666          1.127035            72,221
         Financial Services Fund ............................................          1,610.745          1.184860             1,909
         Global Health Care Fund ............................................        118,222.200          1.106373           130,798
         High Yield Fund ....................................................          4,194.004         10.980058            46,050
         Mid Cap Core Equity Fund ...........................................         11,394.243          1.485187            16,923
         Real Estate Fund ...................................................        428,834.806          2.243956           962,286
         Technology Fund ....................................................         19,691.384          0.575574            11,334
      The Alger American Fund:
         Growth Portfolio ...................................................        824,866.741          1.771014         1,460,851
         Leveraged AllCap Portfolio .........................................        621,560.656          3.352071         2,083,515
         MidCap Growth Portfolio ............................................        468,147.750          2.509013         1,174,589
         Small Capitalization Portfolio .....................................      1,250,603.276          1.560576         1,951,661
      Alliance Variable Products Series Fund, Inc.:
         Growth and Income Portfolio ........................................          5,567.993          1.191659             6,635
      American Century Variable Portfolios, Inc:
         Balanced Fund ......................................................            120.119         10.627457             1,277
         Income & Growth Fund ...............................................         93,520.087          1.205831           112,769
         Inflation Protection Fund ..........................................             71.681         10.640024               763
         International Fund .................................................        430,510.842          1.498146           644,968
         Value Fund .........................................................        538,015.049          2.126909         1,144,309
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio ....................................            577.877         11.523051             6,659
      The Dreyfus Socially Responsible Growth Fund, Inc. ....................      1,422,654.444          1.894101         2,694,651
      Dreyfus Stock Index Fund ..............................................      4,901,113.533          2.432172        11,920,351
      Dreyfus Variable Investment Fund:
         Disciplined Stock Portfolio ........................................        140,576.401          1.024886           144,075
         International Value Portfolio ......................................        248,094.075          1.511627           375,026
      Federated Insurance Series:
         Capital Income Fund II .............................................        252,834.922          1.403834           354,938
         High Income Bond Fund II ...........................................        169,371.671          1.714384           290,368
         International Equity Fund II .......................................        105,082.112          1.782070           187,264
      Janus Aspen Series:
         Growth and Income Portfolio ........................................        385,513.294          1.516579           584,661
         International Growth Portfolio .....................................        272,046.402          2.233963           607,742
         Large Cap Growth Portfolio .........................................      2,552,769.118          2.040461         5,208,826
         Mid Cap Growth Portfolio ...........................................      2,576,244.856          2.303823         5,935,212
         Worldwide Growth Portfolio .........................................      3,973,961.246          2.460001         9,775,949
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio .........................................         23,982.795         17.683601           424,102
         Equity Portfolio ...................................................         54,671.622          1.183999            64,731
         International Equity Portfolio .....................................          6,075.842         12.404017            75,365
         Small Cap Portfolio ................................................        211,292.261          1.629342           344,267
      Lord Abbett Series Fund, Inc:
         American's Value Portfolio .........................................        116,934.936          1.451199           169,696
         Growth and Income Portfolio ........................................        779,887.874          1.478981         1,153,439
      Neuberger Berman Advisers Management Trust:
         Fasciano Portfolio .................................................          5,080.949          1.418909             7,209
         Limited Maturity Bond Portfolio ....................................         89,199.278          1.310436           116,890
         Mid-cap Growth Portfolio ...........................................         41,317.969          0.993023            41,030
         Partners Portfolio .................................................        302,113.606          1.808282           546,307
         Regency Portfolio ..................................................         87,272.333          1.755404           153,198
         Socially Responsive Portfolio ......................................            896.729         11.981699            10,744

   The accompanying notes are an integral part of these financial statements

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005
====================================================================================================================================
                                                                                       UNITS           UNIT VALUE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   PIMCO Variable Insurance Trust:
      Money Market Fund .....................................................         11,565.480      $  10.178293      $    117,717
      Real Return Fund ......................................................        142,049.942          1.149236           163,249
      Short-Term Fund .......................................................          8,638.849         10.188307            88,015
      Total Return Fund .....................................................        117,574.889          1.067943           125,563
   Pioneer Variable Contracts Trust:
      Equity Income Portfolio ...............................................        126,459.832          1.110030           140,374
      Europe Portfolio ......................................................            371.844          0.992983               369
      Fund Portfolio ........................................................         83,101.737          0.990483            82,311
      High Yield Portfolio ..................................................          2,890.959         10.472719            30,276
   Royce Capital Fund:
      Micro-Cap Portfolio ...................................................        163,608.585          1.842960           301,524
      Small-Cap Portfolio ...................................................        344,285.191          1.857064           639,360
   Rydex Variable Trust:
      CLS AdvisorOne Amerigo Fund ...........................................             18.834         11.297169               213
      Arktos Fund ...........................................................         15,323.024          8.680055           133,005
      Banking Fund ..........................................................            454.802         11.174306             5,082
      Basic Materials Fund ..................................................          1,782.146         12.773425            22,764
      Biotechnology Fund ....................................................          2,875.727         10.162287            29,224
      Consumer Products Fund ................................................          2,396.373         10.286429            24,650
      Electronics Fund ......................................................            655.021          9.381536             6,145
      Energy Fund ...........................................................         51,941.005         16.635674           864,074
      Energy Services Fund ..................................................         31,145.619         17.792824           554,169
      Financial Services Fund ...............................................            219.492         11.770869             2,584
      Health Care Fund ......................................................          1,654.206         11.048610            18,277
      Internet Fund .........................................................            377.681         10.954801             4,137
      Inverse Dynamic Dow 30 Fund ...........................................            691.639          8.779983             6,073
      Inverse Mid-Cap Fund ..................................................          2,024.209          7.963008            16,119
      Inverse Small-Cap Fund ................................................             49.824          8.132595               405
      Juno Fund .............................................................          4,904.512          0.818298             4,013
      Large-Cap Europe Fund .................................................          2,398.253         12.710058            30,482
      Large-Cap Growth Fund .................................................            514.932         10.587807             5,452
      Large-Cap Japan Fund ..................................................         13,689.630         12.327880           168,764
      Large-Cap Value Fund ..................................................          9,944.371         11.539691           114,755
      Long Dynamic Dow 30 Fund ..............................................          4,335.965         10.530378            45,659
      Medius Fund ...........................................................         25,812.536          2.030161            52,404
      Mekros Fund ...........................................................         77,690.088          2.022647           157,140
      Mid-Cap Growth Fund ...................................................          8,789.061         12.227676           107,470
      Mid-Cap Value Fund ....................................................          1,861.710         12.160688            22,640
      Nova Fund .............................................................          6,187.468         11.761612            72,775
      OTC Fund ..............................................................         25,745.349         14.361211           369,734
      Precious Metals Fund ..................................................         20,481.937         13.749271           281,612
      Real Estate Fund ......................................................          3,361.952         14.224054            47,821
      Retailing Fund ........................................................            460.768         11.167306             5,146
      Sector Rotation Fund ..................................................            621.948          1.546428               962
      Small-Cap Growth Fund .................................................          6,956.439         12.144418            84,482
   Rydex Variable Trust: (continued)
      Small-Cap Value Fund ..................................................          1,040.661         11.817722            12,298
      Technology Fund .......................................................            114.367         10.710261             1,225
      Titan 500 Fund ........................................................             67.722         11.863221               803
      Transportation Fund ...................................................             69.957         13.527452               946
      U.S. Government Bond Fund .............................................         56,352.561          1.109727            62,536
      U.s. Government Money Market Fund .....................................        455,817.705          0.993845           453,012
      Ursa Fund .............................................................         94,691.299          0.702252            66,497
      Utilities Fund ........................................................          6,324.855         12.654124            80,035
      Velocity 100 Fund .....................................................          1,426.963         11.658263            16,636
   Salomon Brothers Variable Series Funds Inc.:
      Aggressive Growth Fund ................................................            236.275         11.787414             2,785
      All Cap Fund ..........................................................          1,307.716         11.050026            14,450
      Large Cap Growth Fund .................................................          1,261.346         10.365891            13,075
      SB Government Portfolio ...............................................             68.676         10.039595               689
      Strategic Bond Fund ...................................................          1,383.179         10.796309            14,933
      Total Return Fund .....................................................          1,575.296         10.866233            17,118

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005
====================================================================================================================================
                                                                                       UNITS           UNIT VALUE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
   Contract owners' deferred annuity reserves: (continued)
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio ...........................        139,873.615      $   0.608110      $     85,059
         Global Technology Portfolio ........................................        219,673.286          0.519381           114,094
      Third Avenue Variable Series Trust:
         Value Portfolio ....................................................        318,168.227          1.856477           590,672
      Van Eck Worldwide Insurance Trust:
         Worldwide Absolute Return Fund .....................................            840.217          0.974686               819
         Worldwide Bond Fund ................................................        120,025.489          1.481461           177,813
         Worldwide Emerging Markets Fund ....................................        275,976.039          1.396230           385,326
         Worldwide Hard Assets Fund .........................................        243,458.281          2.505671           610,026
         Worldwide Real Estate Fund .........................................         81,778.746          2.064388           168,823
      Wells Fargo Advantage Variable Trust Funds:
         Discovery Fund .....................................................         48,999.944         11.388471           558,034
         Opportunity Fund ...................................................        396,883.591          2.288775           908,377
------------------------------------------------------------------------------------------------------------------------------------
            Net assets attributable to contract owners' deferred annuity
            reserves ........................................................                                           $198,400,609
====================================================================================================================================

   Contract owners' annuity payment reserves:
      40|86 Series Trust:
         Balanced Portfolio .................................................                                                204,247
         Equity Portfolio - Qualified .......................................                                              2,268,273
         Fixed Income Portfolio - Qualified .................................                                                 97,581
         Money Market Portfolio- Qualified ..................................                                                 11,948
      The Alger American Fund:
         Leveraged AllCap Portfolio .........................................                                                 36,258
      The Dreyfus Socially Responsible Growth Fund, Inc. ....................                                                 33,008
      Dreyfus Stock Index Fund ..............................................                                                278,239
      Federated Insurance Series:
         Capital Income Fund II .............................................                                                  5,404
         High Income Bond Fund II ...........................................                                                 10,141
      Janus Aspen Series:
         Large Cap Growth Portfolio .........................................                                                 73,709
         Worldwide Growth Portfolio .........................................                                                125,990
      Neuberger Berman Advisers Management Trust:
         Partners Portfolio .................................................                                                 70,079
====================================================================================================================================
            Net assets attributable to contract owners' annuity payment reserves                                           3,214,877
====================================================================================================================================
Net assets attributable to contract owners' death payment reserves:
      PIMCO Variable Insurance Trust:
         Money Market Fund ..................................................                                                  6,076
====================================================================================================================================
            Net assets attributable to contract owners' death benefit reserves                                                 6,076
====================================================================================================================================
               Net assets attributable to contract owners' reserves .........                                           $201,621,562
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                             40|86 SERIES TRUST
                                                                   ----------------------------------------------------------------
                                                                                                  FIXED                  GOVERNMENT
                                                                     BALANCED       EQUITY       INCOME    FOCUS 20 (A)  SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........  $   189,445   $   560,278  $   313,292  $        --    $  17,985
Expenses:
   Mortality and expense risk fees ..............................      113,215       775,141       57,351          153        4,872
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..............................       76,230      (214,863)     255,941         (153)      13,113
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...........................       12,266     4,842,373       (4,079)      (2,694)     (13,484)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................           --            --           --           --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................           --    11,087,288           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares       12,266    15,929,661       (4,079)      (2,694)     (13,484)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................      417,640    (3,723,654)    (149,888)      (1,367)       3,127
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....  $   506,136   $11,991,144  $   101,974  $    (4,214)   $   2,756
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                           40|86 SERIES TRUST
                                                               ---------------------------------------------------------------------
                                                                                                  FIXED                  GOVERNMENT
                                                                  BALANCED        EQUITY         INCOME    FOCUS 20 (A)  SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................... $     76,230   $   (214,863)  $    255,941   $     (153)  $   13,113
   Net realized gain (loss) on investments in portfolio shares       12,266     15,929,661         (4,079)      (2,694)     (13,484)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ........................      417,640     (3,723,654)      (149,888)      (1,367)       3,127
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..      506,136     11,991,144        101,974       (4,214)       2,756
-----------------------------------------------------------------------------------------------------------------------------------
CHANGES FROM CONTRACT OWNERS TRANSACTIONS:
   Net contract purchase payments (including breakage) .......      665,388      2,629,314        250,408          489       57,734
   Contract redemptions ......................................   (1,287,465)   (11,291,564)      (871,001)        (928)     (55,898)
   Net transfers (including mortality transfers) .............     (538,565)    (2,569,078)      (132,869)     (44,239)     (52,760)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions ..................   (1,160,642)   (11,231,328)      (753,462)     (44,678)     (50,924)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............     (654,506)       759,816       (651,488)     (48,892)     (48,168)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................   11,994,324    119,077,554      7,522,599       48,892      533,318
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ........................... $ 11,339,818   $119,837,370   $  6,871,111   $       --   $  485,150
===================================================================================================================================

a)    For the period January 1, 2005 through May 31, 2005 (liquidation of fund).

   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST (CONTINUED)                                      AIM VARIABLE INSURANCE FUNDS
------------------------------ ----------------------------------------------------------------------------------------------------

   HIGH            MONEY                         CORE         FINANCIAL      GLOBAL          HIGH           MID CAP         REAL
   YIELD           MARKET      BASIC VALUE       STOCK        SERVICES    HEALTH CARE (B)    YIELD       CORE EQUITY       ESTATE
-----------------------------------------------------------------------------------------------------------------------------------
$    12,961     $    61,966    $       --     $      308     $       25    $        --    $     4,085    $        47    $     9,941

      2,118          21,624           703            736             19          1,616            437            154          7,770
-----------------------------------------------------------------------------------------------------------------------------------
     10,843          40,342          (703)          (428)             6         (1,616)         3,648           (107)         2,171
-----------------------------------------------------------------------------------------------------------------------------------


     (4,513)             --         4,725          3,650             43         17,414          1,048          1,004         92,384

      3,178              --           334             --             --             --             --            109         10,238

      7,824              --           504             --             --             --             --            400         15,095
-----------------------------------------------------------------------------------------------------------------------------------
      6,489              --         5,563          3,650             43         17,414          1,048          1,513        117,717
-----------------------------------------------------------------------------------------------------------------------------------

    (16,422)             --        (1,599)        (1,959)            30         (6,529)        (4,050)          (376)        (3,478)
-----------------------------------------------------------------------------------------------------------------------------------
$       910     $    40,342    $    3,261     $    1,263     $       79    $     9,269    $       646    $     1,030    $   116,410
===================================================================================================================================








40|86 SERIES TRUST (CONTINUED)                                      AIM VARIABLE INSURANCE FUNDS
------------------------------ ----------------------------------------------------------------------------------------------------

   HIGH            MONEY                         CORE         FINANCIAL      GLOBAL          HIGH           MID CAP         REAL
   YIELD           MARKET      BASIC VALUE       STOCK        SERVICES    HEALTH CARE (B)    YIELD       CORE EQUITY       ESTATE
-----------------------------------------------------------------------------------------------------------------------------------
$    10,843     $    40,342    $     (703)    $     (428)    $        6    $    (1,616)   $     3,648    $      (107)   $     2,171
      6,489              --         5,563          3,650             43         17,414          1,048          1,513        117,717

    (16,422)             --        (1,599)        (1,959)            30         (6,529)        (4,050)          (376)        (3,478)
-----------------------------------------------------------------------------------------------------------------------------------
        910          40,342         3,261          1,263             79          9,269            646          1,030        116,410
-----------------------------------------------------------------------------------------------------------------------------------


     18,835         123,515        13,000          1,878             31          7,129          4,081          7,361        222,681
   (117,723)       (516,423)          (68)        (7,776)          (228)       (34,168)          (268)        (3,180)       (74,889)
    135,758        (158,232)      (21,220)       (21,033)            --        (18,446)         9,304           (747)        70,183
-----------------------------------------------------------------------------------------------------------------------------------

     36,870        (551,140)       (8,288)       (26,931)          (197)       (45,485)        13,117          3,434        217,975
-----------------------------------------------------------------------------------------------------------------------------------
     37,780        (510,798)       (5,027)       (25,668)          (118)       (36,216)        13,763          4,464        334,385
-----------------------------------------------------------------------------------------------------------------------------------
    174,060       2,353,920        80,645         97,889          2,027        167,014         32,287         12,459        627,901
-----------------------------------------------------------------------------------------------------------------------------------
$   211,840     $ 1,843,122    $   75,618     $   72,221     $    1,909    $   130,798    $    46,050    $    16,923    $   962,286
===================================================================================================================================

b) Formerly AIM VIF Health Science Fund prior to its name change effective July 1, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                        AIM
                                                                      VARIABLE
                                                                   INSURANCE FUNDS
                                                                     (CONTINUED)          THE ALGER AMERICAN FUND
                                                                   ---------------   -------------------------------


                                                                                                      LEVERAGED
                                                                      TECHNOLOGY        GROWTH          ALLCAP
--------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $         --    $      3,352    $         --
Expenses:
   Mortality and expense risk fees ................................           202          14,287          21,583
--------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ................................          (202)        (10,935)        (21,583)
--------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................          (350)        (44,418)       (341,522)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            --              --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................            --              --              --
--------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .          (350)        (44,418)       (341,522)
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................        (2,189)        204,173         605,020
--------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $     (2,741)   $    148,820    $    241,915
====================================================================================================================

                                                                      THE ALGER AMERICAN FUND
                                                                   -----------------------------


                                                                       MIDCAP         SMALL
                                                                       GROWTH      CAPITALIZATION
----------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......... $         --    $         --
Expenses:
   Mortality and expense risk fees ................................       11,405          15,692
----------------------------------------------------------------------------------------------------
   Net investment income (expense) ................................      (11,405)        (15,692)
----------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................       69,893          44,471
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................           --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................       44,732              --
----------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .      114,625          44,471
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................       (8,519)        209,214
----------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....... $     94,701    $    237,993
====================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                        AIM
                                                                      VARIABLE
                                                                   INSURANCE FUNDS
                                                                     (CONTINUED)        THE ALGER AMERICAN FUND
                                                                   ---------------   -----------------------------


                                                                                                      LEVERAGED
                                                                      TECHNOLOGY        GROWTH          ALLCAP
------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $       (202)   $    (10,935)   $    (21,583)
   Net realized gain (loss) on investments in portfolio shares ....          (350)        (44,418)       (341,522)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................        (2,189)        204,173         605,020
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......        (2,741)        148,820         241,915
------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............         1,949         124,323         102,896
   Contract redemptions ...........................................        (9,800)       (271,801)       (281,095)
   Net transfers (including mortality transfers) ..................       (38,658)        (64,403)       (489,933)
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................       (46,509)       (211,881)       (668,132)
------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................       (49,250)        (63,061)       (426,217)
------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................        60,584       1,523,912       2,545,990
------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $     11,334    $  1,460,851    $  2,119,773
==================================================================================================================

                                                                      THE ALGER AMERICAN FUND
                                                                   ----------------------------


                                                                      MIDCAP         SMALL
                                                                      GROWTH     CAPITALIZATION
------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................$    (11,405)   $    (15,692)
   Net realized gain (loss) on investments in portfolio shares ....     114,625          44,471
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................      (8,519)        209,214
------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......      94,701         237,993
------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............     101,257         171,031
   Contract redemptions ...........................................    (111,116)       (132,287)
   Net transfers (including mortality transfers) ..................    (152,591)        207,561
------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................    (162,450)        246,305
------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................     (67,749)        484,298
------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................   1,242,338       1,467,363
------------------------------------------------------------------------------------------------
         Net assets, end of period ................................$  1,174,589    $  1,951,661
================================================================================================

a) For the period May 1, 2005 (inception of fund) through December 31, 2005.

   The accompanying notes are an integral part of these financial statements.

  ALLIANCE
  VARIABLE                                                                                   DREYFUS
  PRODUCTS                                                                                  INVESTMENT
   SERIES                       AMERICAN CENTURY VARIABLE PORTFOLIOS                        PORTFOLIOS
------------   -------------------------------------------------------------------------  ------------
                                                                                                           DREYFUS
                                                                                                           SOCIALLY       DREYFUS
 GROWTH AND       (A)        INCOME &       INFLATION                                     SMALL CAP      RESPONSIBLE       STOCK
   INCOME       BALANCED      GROWTH        PROTECTION     INTERNATIONAL     VALUE      STOCK INDEX (A)     GROWTH         INDEX
-----------------------------------------------------------------------------------------------------------------------------------

$         99   $      --   $      2,820    $         34    $      5,109  $     10,709    $         --   $         --   $    191,829

         110           3          1,341               8           5,043        11,999               9         28,728        118,950
-----------------------------------------------------------------------------------------------------------------------------------
         (11)         (3)         1,479              26              66        (1,290)             (9)       (28,728)        72,879
-----------------------------------------------------------------------------------------------------------------------------------


       1,033           4         13,746               8          28,463        70,020              --       (176,901)       (85,796)

          --          --             --              --              --        69,545              --             --             --

          --          --             --              --              --        54,361              --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
       1,033           4         13,746               8          28,463       193,926               0       (176,901)       (85,796)
-----------------------------------------------------------------------------------------------------------------------------------

      (1,353)         27        (10,530)            (14)         39,813      (148,517)            (43)       269,145        428,247
-----------------------------------------------------------------------------------------------------------------------------------
$       (331)  $      28   $      4,695    $         20    $     68,342  $     44,119    $        (52)  $     63,516   $    415,330
===================================================================================================================================








  ALLIANCE
  VARIABLE                                                                                   DREYFUS
  PRODUCTS                                                                                  INVESTMENT
   SERIES                       AMERICAN CENTURY VARIABLE PORTFOLIOS                        PORTFOLIOS
------------   -------------------------------------------------------------------------  ------------
                                                                                                           DREYFUS
                                                                                                           SOCIALLY       DREYFUS
 GROWTH AND       (A)        INCOME &       INFLATION                                     SMALL CAP      RESPONSIBLE       STOCK
   INCOME       BALANCED      GROWTH        PROTECTION     INTERNATIONAL     VALUE      STOCK INDEX (A)     GROWTH         INDEX
-----------------------------------------------------------------------------------------------------------------------------------

$        (11)  $      (3)  $      1,479    $         26    $         66  $     (1,290)   $         (9)  $    (28,728)  $     72,879
       1,033           4         13,746               8          28,463       193,926              --       (176,901)       (85,796)

      (1,353)         27        (10,530)            (14)         39,813      (148,517)            (43)       269,145        428,247
-----------------------------------------------------------------------------------------------------------------------------------
        (331)         28          4,695              20          68,342        44,119             (52)        63,516        415,330
-----------------------------------------------------------------------------------------------------------------------------------

         963         919         12,976           1,501          44,067       118,259           5,788        219,332        752,248
         (20)         --        (33,703)           (119)        (70,781)     (237,525)             --       (333,714)    (1,436,875)
     (15,182)        330        (12,341)           (639)        250,166        (4,070)            923       (402,169)       (69,466)
-----------------------------------------------------------------------------------------------------------------------------------

     (14,239)      1,249        (33,068)            743         223,452      (123,336)          6,711       (516,551)      (754,093)
-----------------------------------------------------------------------------------------------------------------------------------
     (14,570)      1,277        (28,373)            763         291,794       (79,217)          6,659       (453,035)      (338,763)
-----------------------------------------------------------------------------------------------------------------------------------
      21,205          --        141,142              --         353,174     1,223,526              --      3,180,694     12,537,353
-----------------------------------------------------------------------------------------------------------------------------------
$      6,635   $   1,277   $    112,769    $        763    $    644,968  $  1,144,309    $      6,659   $  2,727,659   $ 12,198,590
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                            DREYFUS VARIABLE
                                                                            INVESTMENT FUNDS
                                                                     -----------------------------

                                                                     DISCIPLINED     INTERNATIONAL
                                                                        STOCK            VALUE
-----------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $         --    $         --
Expenses:
   Mortality and expense risk fees ................................         1,436           3,710
-----------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................        (1,436)         (3,710)
-----------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................         4,856          28,843
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            --           1,703
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................            --           3,250
-----------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .         4,856          33,796
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................         4,137           9,371
-----------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $      7,557    $     39,457
=====================================================================================================


                                                                              FEDERATED INSURANCE SERIES
                                                                     ---------------------------------------------
                                                                                        HIGH
                                                                       CAPITAL         INCOME        INTERNATIONAL
                                                                      INCOME II        BOND II         EQUITY II
---------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $     17,838    $     29,367    $         --
Expenses:
   Mortality and expense risk fees ................................         3,445           3,345           1,421
---------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................        14,393          26,022          (1,421)
---------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................         5,913           8,677           9,249
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            --              --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................            --              --              --
---------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .         5,913           8,677           9,249
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................        (2,876)        (30,100)          2,053
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $     17,430    $      4,599    $      9,881
=====================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                            DREYFUS VARIABLE
                                                                            INVESTMENT FUNDS
                                                                     -----------------------------

                                                                     DISCIPLINED     INTERNATIONAL
                                                                        STOCK            VALUE
-----------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $     (1,436)   $     (3,710)
   Net realized gain (loss) on investments in portfolio shares ....         4,856          33,796
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................         4,137           9,371
-----------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......         7,557          39,457
-----------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............        17,256          25,797
   Contract redemptions ...........................................       (11,632)        (72,218)
   Net transfers (including mortality transfers) ..................       (10,356)         91,797
-----------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................        (4,732)         45,376
-----------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................         2,825          84,833
-----------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................       141,250         290,193
-----------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $    144,075    $    375,026
=====================================================================================================


                                                                              FEDERATED INSURANCE SERIES
                                                                     ---------------------------------------------
                                                                                        HIGH
                                                                       CAPITAL         INCOME        INTERNATIONAL
                                                                      INCOME II        BOND II         EQUITY II
---------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $     14,393    $     26,022    $     (1,421)
   Net realized gain (loss) on investments in portfolio shares ....         5,913           8,677           9,249
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................        (2,876)        (30,100)          2,053
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......        17,430           4,599           9,881
---------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............        12,987          20,093          11,190
   Contract redemptions ...........................................        (8,277)        (38,255)        (25,490)
   Net transfers (including mortality transfers) ..................       (11,978)        (35,292)         39,555
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................        (7,268)        (53,454)         25,255
---------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................        10,162         (48,855)         35,136
---------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................       350,180         349,364         152,128
---------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $    360,342    $    300,509    $    187,264
=====================================================================================================================

a) Formerly Janus Aspen Growth Fund prior to its name change effective May 1, 2005.

   The accompanying notes are an integral part of these financial statements.

                            JANUS ASPEN SERIES                                                LAZARD RETIREMENT SERIES
-----------------------------------------------------------------------    -------------------------------------------------------

 GROWTH AND    NTERNATIONAL    LARGE CAP       MID CAP       WORLDWIDE      EMERGING                   INTERNATIONAL
   INCOME         GROWTH       GROWTH (A)      GROWTH         GROWTH         MARKETS        EQUITY         EQUITY       SMALL CAP
----------------------------------------------------------------------------------------------------------------------------------

$      3,588   $      3,857  $     17,534   $         --   $    134,631    $       831    $       460   $        120  $         --

       5,696          2,726        53,050         58,005         99,241          2,324            696            283         4,196
----------------------------------------------------------------------------------------------------------------------------------
      (2,108)         1,131       (35,516)       (58,005)        35,390         (1,493)          (236)          (163)       (4,196)
----------------------------------------------------------------------------------------------------------------------------------


      36,229          4,395      (386,028)      (870,272)    (1,110,455)        17,915          6,459           (690)       69,908

          --             --            --             --             --          1,712             --             70         6,867

          --             --            --             --             --          8,197             --            112        22,475
----------------------------------------------------------------------------------------------------------------------------------
      36,229          4,395      (386,028)      (870,272)    (1,110,455)        27,824          6,459           (508)       99,250
----------------------------------------------------------------------------------------------------------------------------------

      25,372         87,940       570,954      1,498,801      1,499,364         54,451         (4,625)         3,917       (88,142)
----------------------------------------------------------------------------------------------------------------------------------
$     59,493   $     93,466  $    149,410   $    570,524   $    424,299    $    80,782    $     1,598   $      3,246  $      6,912
==================================================================================================================================









                            JANUS ASPEN SERIES                                                LAZARD RETIREMENT SERIES
-----------------------------------------------------------------------    -------------------------------------------------------

 GROWTH AND    NTERNATIONAL    LARGE CAP       MID CAP       WORLDWIDE      EMERGING                   INTERNATIONAL
   INCOME         GROWTH       GROWTH (A)      GROWTH         GROWTH         MARKETS        EQUITY         EQUITY       SMALL CAP
----------------------------------------------------------------------------------------------------------------------------------

$     (2,108)  $      1,131  $    (35,516)  $    (58,005)  $     35,390    $    (1,493)   $      (236)  $       (163) $     (4,196)
      36,229          4,395      (386,028)      (870,272)    (1,110,455)        27,824          6,459           (508)       99,250

      25,372         87,940       570,954      1,498,801      1,499,364         54,451         (4,625)         3,917       (88,142)
----------------------------------------------------------------------------------------------------------------------------------
      59,493         93,466       149,410        570,524        424,299         80,782          1,598          3,246         6,912
----------------------------------------------------------------------------------------------------------------------------------

      25,688        130,096       385,982        391,690        653,148         24,578          2,774          3,619        45,641
     (89,737)       (11,868)     (781,415)      (595,367)    (1,586,159)           (81)        (3,014)            --      (141,864)
     (18,456)       199,950      (415,363)      (867,532)      (924,492)       281,045        (26,921)        64,630      (105,360)
----------------------------------------------------------------------------------------------------------------------------------

     (82,505)       318,178      (810,796)    (1,071,209)    (1,857,503)       305,542        (27,161)        68,249      (201,583)
----------------------------------------------------------------------------------------------------------------------------------
     (23,012)       411,644      (661,386)      (500,685)    (1,433,204)       386,324        (25,563)        71,495      (194,671)
----------------------------------------------------------------------------------------------------------------------------------
     607,673        196,098     5,943,921      6,435,897     11,335,143         37,778         90,294          3,870       538,938
----------------------------------------------------------------------------------------------------------------------------------
$    584,661   $    607,742  $  5,282,535   $  5,935,212   $  9,901,939    $   424,102    $    64,731   $     75,365  $    344,267
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                        LORD ABBETT SERIES FUND
                                                                     ----------------------------

                                                                      AMERICA'S       GROWTH AND
                                                                        VALUE           INCOME
-----------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $      3,505    $     11,025
Expenses:
   Mortality and expense risk fees ................................         1,475          11,737
-----------------------------------------------------------------------------------------------------
   Net investment income (expense) ................................         2,030            (712)
-----------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................         6,932          82,748
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................         1,476          67,361
-----------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .         8,408         150,109
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................        (3,107)       (125,961)
-----------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $      7,331    $     23,436
=====================================================================================================

                                                                                  NEUBERGER BERMAN
                                                                              ADVISERS MANAGEMENT TRUST
                                                                     --------------------------------------------
                                                                                       LIMITED
                                                                                       MATURITY         MID-CAP
                                                                       FASCIANO          BOND           GROWTH
---------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $         --    $      3,284    $         --
Expenses:
   Mortality and expense risk fees ................................            64           1,228             301
---------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ................................           (64)          2,056            (301)
---------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................           963          (2,412)            114
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            17              --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................            16              --              --
---------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .           996          (2,412)            114
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................        (1,070)            849           4,548
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $       (138)   $        493    $      4,361
=====================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                        LORD ABBETT SERIES FUND
                                                                     ----------------------------

                                                                      AMERICA'S       GROWTH AND
                                                                        VALUE           INCOME
-----------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $      2,030    $       (712)
   Net realized gain (loss) on investments in portfolio shares ....         8,408         150,109
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................        (3,107)       (125,961)
-----------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......         7,331          23,436
-----------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............        16,324          79,329
   Contract redemptions ...........................................       (21,912)       (255,296)
   Net transfers (including mortality transfers) ..................        84,151            (206)
-----------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................        78,563        (176,173)
-----------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .......................        85,894        (152,737)
-----------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................        83,802       1,306,176
-----------------------------------------------------------------------------------------------------
      Net assets, end of period ...................................  $    169,696    $  1,153,439
=====================================================================================================

                                                                                  NEUBERGER BERMAN
                                                                              ADVISERS MANAGEMENT TRUST
                                                                     --------------------------------------------
                                                                                       LIMITED
                                                                                       MATURITY         MID-CAP
                                                                       FASCIANO          BOND           GROWTH
---------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $        (64)   $      2,056    $       (301)
   Net realized gain (loss) on investments in portfolio shares ....           996          (2,412)            114
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................        (1,070)            849           4,548
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......          (138)            493           4,361
---------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............         3,431          10,525           3,643
   Contract redemptions ...........................................            --         (34,487)            (35)
   Net transfers (including mortality transfers) ..................       (11,436)          3,189          15,422
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................        (8,005)        (20,773)         19,030
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .......................        (8,143)        (20,280)         23,391
---------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................        15,352         137,170          17,639
---------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...................................  $      7,209    $    116,890    $     41,030
=====================================================================================================================

   The accompanying notes are an integral part of these financial statements.

             NEUBERGER BERMAN                                                                                    PIONEER VARIABLE
    ADVISERS MANAGEMENT TRUST (CONTINUED)                      PIMCO VARIABLE INSURANCE TRUST                    CONTRACTS TRUST
-------------------------------------------   ----------------------------------------------------------   ------------------------

                                 SOCIALLY         MONEY          REAL           SHORT-          TOTAL         EQUITY
  PARTNERS       REGENCY        RESPONSIVE       MARKET         RETURN           TERM          RETURN         INCOME       EUROPE
-----------------------------------------------------------------------------------------------------------------------------------

$      3,995   $        120    $         --   $      1,497    $      4,633   $      1,949   $      3,597   $      2,859   $      46

       3,999          1,208              47            479           1,655            644          1,014          1,348          39
-----------------------------------------------------------------------------------------------------------------------------------
          (4)        (1,088)            (47)         1,018           2,978          1,305          2,583          1,511           7
-----------------------------------------------------------------------------------------------------------------------------------


      30,440          9,070              89             --             336           (139)          (678)         2,895        (196)

          --          3,025              --             --           1,742             --          1,111             --          --

          93          5,799              27             --              28             --            960             --          --
-----------------------------------------------------------------------------------------------------------------------------------
      30,533         17,894             116             --           2,106           (139)         1,393          2,895        (196)
-----------------------------------------------------------------------------------------------------------------------------------

      36,773         (3,908)            295             --          (4,346)          (136)        (2,983)         1,770          10
-----------------------------------------------------------------------------------------------------------------------------------
$     67,302   $     12,898    $        364   $      1,018    $        738   $      1,030   $        993   $      6,176   $    (179)
===================================================================================================================================








             NEUBERGER BERMAN                                                                                    PIONEER VARIABLE
    ADVISERS MANAGEMENT TRUST (CONTINUED)                      PIMCO VARIABLE INSURANCE TRUST                    CONTRACTS TRUST
-------------------------------------------   ----------------------------------------------------------   ------------------------

                                 SOCIALLY         MONEY          REAL           SHORT-          TOTAL         EQUITY
  PARTNERS       REGENCY        RESPONSIVE       MARKET         RETURN           TERM          RETURN         INCOME       EUROPE
-----------------------------------------------------------------------------------------------------------------------------------

$         (4)  $     (1,088)   $        (47)  $      1,018    $      2,978   $      1,305   $      2,583   $      1,511   $       7
      30,533         17,894             116             --           2,106           (139)         1,393          2,895        (196)

      36,773         (3,908)            295             --          (4,346)          (136)        (2,983)         1,770          10
-----------------------------------------------------------------------------------------------------------------------------------
      67,302         12,898             364          1,018             738          1,030            993          6,176        (179)
-----------------------------------------------------------------------------------------------------------------------------------

     102,071          3,541              91        113,940          13,964         15,431         11,718         10,262          (1)
     (35,672)        (4,971)         (1,052)       (15,438)        (34,867)       (32,162)       (23,023)        (7,646)     (9,151)
     138,571         49,786           9,896          6,038          30,509         77,764         55,123         (1,728)      9,700
-----------------------------------------------------------------------------------------------------------------------------------

     204,970         48,356           8,935        104,540           9,606         61,033         43,818            888         548
-----------------------------------------------------------------------------------------------------------------------------------
     272,272         61,254           9,299        105,558          10,344         62,063         44,811          7,064         369
-----------------------------------------------------------------------------------------------------------------------------------
     344,114         91,944           1,445         18,235         152,905         25,952         80,752        133,310          --
-----------------------------------------------------------------------------------------------------------------------------------
$    616,386   $    153,198    $     10,744   $    123,793    $    163,249   $     88,015   $    125,563   $    140,374   $     369
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                          PIONEER VARIABLE
                                                                           CONTRACTS TRUST
                                                                             (CONTINUED)
                                                                     ----------------------------
                                                                                         HIGH
                                                                         FUND          YIELD (A)
-----------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $        863    $        154
Expenses:
   Mortality and expense risk fees ................................           775              31
-----------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................            88             123
-----------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................           231              --
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................            --              --
-----------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .           231              --
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................         3,203             153
-----------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $      3,522    $        276
=====================================================================================================

                                                                                                       RYDEX
                                                                               ROYCE                  VARIABLE
                                                                            CAPITAL FUND                TRUST
                                                                     ----------------------------   --------------
                                                                                                    CLS ADVISORONE
                                                                      MICRO-CAP       SMALL-CAP       AMERIGO (A)
---------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $      1,518    $         --    $         --
Expenses:
   Mortality and expense risk fees ................................         3,195           6,526              --
---------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................        (1,677)         (6,526)             --
---------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................        (5,462)         31,209              --
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................         2,367           2,736              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................         2,221           3,889              --
---------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .          (874)         37,834              --
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................        27,571          14,598               6
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $     25,020    $     45,906    $          6
=====================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                          PIONEER VARIABLE
                                                                           CONTRACTS TRUST
                                                                             (CONTINUED)
                                                                     ----------------------------
                                                                                         HIGH
                                                                         FUND          YIELD (A)
-----------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $         88    $        123
   Net realized gain (loss) on investments in portfolio shares ....           231              --
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................         3,203             153
-----------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......         3,522             276
-----------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............         4,341              --
   Contract redemptions ...........................................        (7,125)             --
   Net transfers (including mortality transfers) ..................          (744)         30,000
-----------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................        (3,528)         30,000
-----------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................            (6)         30,276
-----------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................        82,317              --
-----------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $     82,311    $     30,276
=====================================================================================================

                                                                                                       RYDEX
                                                                               ROYCE                  VARIABLE
                                                                            CAPITAL FUND                TRUST
                                                                     ----------------------------   --------------
                                                                                                    CLS ADVISORONE
                                                                      MICRO-CAP       SMALL-CAP       AMERIGO (A)
---------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $     (1,677)   $     (6,526)   $         --
   Net realized gain (loss) on investments in portfolio shares ....          (874)         37,834              --
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................        27,571          14,598               6
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......        25,020          45,906               6
---------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............        26,282          79,733             207
   Contract redemptions ...........................................       (55,019)       (175,147)             --
   Net transfers (including mortality transfers) ..................      (106,041)        128,078              --
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................      (134,778)         32,664             207
---------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................      (109,758)         78,570             213
---------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................       411,282         560,790              --
---------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $    301,524    $    639,360    $        213
=====================================================================================================================

a) For the period May 1, 2005 (inception of fund) through December 31, 2005.

   The accompanying notes are an integral part of these financial statements.

                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                  BASIC                         CONSUMER                                      ENERGY     FINANCIAL
   ARKTOS        BANKING        MATERIALS    BIOTECHNOLOGY      PRODUCTS     ELECTRONICS       ENERGY        SERVICES     SERVICES
-----------------------------------------------------------------------------------------------------------------------------------

$         --   $          9   $          1    $         --    $        184   $         --   $        102   $         --   $      17

         231             10             17             190             195             23          5,414          2,660          17
-----------------------------------------------------------------------------------------------------------------------------------
        (231)            (1)           (16)           (190)            (11)           (23)        (5,312)        (2,660)         --
-----------------------------------------------------------------------------------------------------------------------------------


        (126)           (34)           (25)          1,137          (1,382)           155         80,157         47,118           2

          --             93             58              --             483             --         28,456             --         112

          --              3              1              --             628             --            935             --          22
-----------------------------------------------------------------------------------------------------------------------------------
        (126)            62             34           1,137            (271)           155        109,548         47,118         136
-----------------------------------------------------------------------------------------------------------------------------------

       1,149            (96)           184            (700)           (504)            18         40,235         36,852         (18)
-----------------------------------------------------------------------------------------------------------------------------------
$        792   $        (35)  $        202    $        247    $       (786)  $        150   $    144,471   $     81,310   $     118
===================================================================================================================================










                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                  BASIC                         CONSUMER                                      ENERGY     FINANCIAL
   ARKTOS        BANKING        MATERIALS    BIOTECHNOLOGY      PRODUCTS     ELECTRONICS       ENERGY        SERVICES     SERVICES
-----------------------------------------------------------------------------------------------------------------------------------

$       (231)  $         (1)  $        (16)   $       (190)   $        (11)  $        (23)  $     (5,312)  $     (2,660)  $      --
        (126)            62             34           1,137            (271)           155        109,548         47,118         136

       1,149            (96)           184            (700)           (504)            18         40,235         36,852         (18)
-----------------------------------------------------------------------------------------------------------------------------------
         792            (35)           202             247            (786)           150        144,471         81,310         118
-----------------------------------------------------------------------------------------------------------------------------------

          --            689             (1)          9,772             160             --        313,790         22,795       1,599
          --           (209)            --            (332)        (12,821)            --        (25,106)       (10,590)         --
     132,213          4,413         22,563          14,346          34,611          5,995        252,193        421,293          --
-----------------------------------------------------------------------------------------------------------------------------------

     132,213          4,893         22,562          23,786          21,950          5,995        540,877        433,498       1,599
-----------------------------------------------------------------------------------------------------------------------------------
     133,005          4,858         22,764          24,033          21,164          6,145        685,348        514,808       1,717
-----------------------------------------------------------------------------------------------------------------------------------
          --            224             --           5,191           3,486             --        178,726         39,361         867
-----------------------------------------------------------------------------------------------------------------------------------
$    133,005   $      5,082   $     22,764    $     29,224    $     24,650   $      6,145   $    864,074   $    554,169   $   2,584
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ---------------------------------------------
                                                                                                       INVERSE
                                                                        HEALTH                         DYNAMIC
                                                                         CARE          INTERNET         DOW 30
------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $         --    $         --    $         97
Expenses:
   Mortality and expense risk fees ................................           360             103             118
------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ................................          (360)           (103)            (21)
------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................         5,173           5,571          (3,283)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            --              --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................            --              --              --
------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .         5,173           5,571          (3,283)
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................          (298)            (62)           (651)
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $      4,515    $      5,406    $     (3,955)
==================================================================================================================

                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   --------------------------------

                                                                       INVERSE         INVERSE
                                                                       MID-CAP        SMALL-CAP
---------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $          7    $          9
Expenses:
   Mortality and expense risk fees ................................            71              96
---------------------------------------------------------------------------------------------------
   Net investment income (expense) ................................           (64)            (87)
---------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................           739          (3,463)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................            --              --
---------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .           739          (3,463)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................           135             (36)
---------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $        810    $     (3,586)
===================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ---------------------------------------------
                                                                                                       INVERSE
                                                                        HEALTH                         DYNAMIC
                                                                         CARE          INTERNET         DOW 30
------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $       (360)   $       (103)   $        (21)
   Net realized gain (loss) on investments in portfolio shares ....         5,173           5,571          (3,283)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................          (298)            (62)           (651)
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......         4,515           5,406          (3,955)
------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............         1,389               1              --
   Contract redemptions ...........................................          (921)           (209)             --
   Net transfers (including mortality transfers) ..................          (963)         (1,061)         10,028
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................          (495)         (1,269)         10,028
------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................         4,020           4,137           6,073
------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................        14,257              --              --
------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $     18,277    $      4,137    $      6,073
==================================================================================================================

                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   --------------------------------

                                                                       INVERSE         INVERSE
                                                                       MID-CAP        SMALL-CAP
---------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $        (64)   $        (87)
   Net realized gain (loss) on investments in portfolio shares ....           739          (3,463)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................           135             (36)
---------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......           810          (3,586)
---------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............           234              --
   Contract redemptions ...........................................            --             (20)
   Net transfers (including mortality transfers) ..................        15,075           4,011
---------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................        15,309           3,991
---------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................        16,119             405
---------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................            --              --
---------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $     16,119    $        405
===================================================================================================

The accompanying notes are an integral part of these financial statements.

                                               RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

                 LARGE-CAP      LARGE-CAP     LARGE-CAP       LARGE-CAP                    LONG DYNAMIC
    JUNO          EUROPE         GROWTH         JAPAN           VALUE         LEISURE          DOW 30        MEDIUS        MEKROS
-----------------------------------------------------------------------------------------------------------------------------------
$         --   $        136   $          5   $         --    $        900   $         --   $        625   $         --   $    3,851

         127            263             43            546             702             10            188            613        1,873
-----------------------------------------------------------------------------------------------------------------------------------
        (127)          (127)           (38)          (546)            198            (10)           437           (613)       1,978
-----------------------------------------------------------------------------------------------------------------------------------


      (4,796)           499             --         16,303           1,110            (64)         3,312         11,132       12,857

          --            198            101             --           3,810             95            197             --           --

          --             --              2             --             380             16            124             69           --
-----------------------------------------------------------------------------------------------------------------------------------
      (4,796)           697            103         16,303           5,300             47          3,633         11,201       12,857
-----------------------------------------------------------------------------------------------------------------------------------

       3,210          1,191             11            107           1,134           (114)        (1,265)        (2,252)     (15,086)
-----------------------------------------------------------------------------------------------------------------------------------
$     (1,713)  $      1,761   $         76   $     15,864    $      6,632   $        (77)  $      2,805   $      8,336   $     (251)
===================================================================================================================================








                                               RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

                 LARGE-CAP      LARGE-CAP     LARGE-CAP       LARGE-CAP                    LONG DYNAMIC
    JUNO          EUROPE         GROWTH         JAPAN           VALUE         LEISURE          DOW 30        MEDIUS        MEKROS
-----------------------------------------------------------------------------------------------------------------------------------
$       (127)  $       (127)  $        (38)  $       (546)   $        198   $        (10)  $        437   $       (613)  $    1,978
      (4,796)           697            103         16,303           5,300             47          3,633         11,201       12,857

       3,210          1,191             11            107           1,134           (114)        (1,265)        (2,252)     (15,086)
-----------------------------------------------------------------------------------------------------------------------------------
      (1,713)         1,761             76         15,864           6,632            (77)         2,805          8,336         (251)
-----------------------------------------------------------------------------------------------------------------------------------

         218             85          1,166            202           1,266             91             (2)         2,472          775
      (2,114)          (131)            --           (424)         (5,964)            --           (464)       (12,879)     (33,491)
     (19,512)        28,701          1,233        123,681         104,250         (1,522)        43,320        (19,192)     (84,529)
-----------------------------------------------------------------------------------------------------------------------------------

     (21,408)        28,655          2,399        123,459          99,552         (1,431)        42,854        (29,599)    (117,245)
-----------------------------------------------------------------------------------------------------------------------------------
     (23,121)        30,416          2,475        139,323         106,184         (1,508)        45,659        (21,263)    (117,496)
-----------------------------------------------------------------------------------------------------------------------------------
      27,134             66          2,977         29,441           8,571          1,508             --         73,667      274,636
-----------------------------------------------------------------------------------------------------------------------------------
$      4,013   $     30,482   $      5,452   $    168,764    $    114,755   $         --   $     45,659   $     52,404   $  157,140
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                               RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ---------------------------------------------
                                                                        MID-CAP        MID-CAP
                                                                        GROWTH          VALUE            NOVA
------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $         --    $        153    $        128
Expenses:
   Mortality and expense risk fees ................................           161             119             557
------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ................................          (161)             34            (429)
------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................         1,874            (358)          3,246
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            --           6,756              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................            --             925              --
------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .         1,874           7,323           3,246
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................           178          (6,722)         (1,771)
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $      1,891    $        635    $      1,046
==================================================================================================================

                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   --------------------------------
                                                                                        PRECIOUS
                                                                          OTC            METALS
---------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........   $         --    $         --
Expenses:
   Mortality and expense risk fees ................................          3,567           1,141
---------------------------------------------------------------------------------------------------
   Net investment income (expense) ................................         (3,567)         (1,141)
---------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................         27,760          31,319
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................             --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................             --              --
---------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .         27,760          31,319
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................        (26,791)         15,693
---------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......   $     (2,598)   $     45,871
===================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                             RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ---------------------------------------------
                                                                        MID-CAP        MID-CAP
                                                                        GROWTH          VALUE            NOVA
------------------------------------------------------------------------------------------------------------------
CHANGES FROM OPERATIONS:
   Net investment income (expense) ................................  $       (161)   $         34    $       (429)
   Net realized gain (loss) on investments in portfolio shares ....         1,874           7,323           3,246
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................           178          (6,722)         (1,771)
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......         1,891             635           1,046
------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............           624               1           6,337
   Contract redemptions ...........................................        (1,240)         (1,236)        (21,779)
   Net transfers (including mortality transfers) ..................       101,818          23,240            (206)
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................       101,202          22,005         (15,648)
------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................       103,093          22,640         (14,602)
------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................         4,377              --          87,377
------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $    107,470    $     22,640    $     72,775
==================================================================================================================

                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   --------------------------------
                                                                                       PRECIOUS
                                                                         OTC            METALS
---------------------------------------------------------------------------------------------------
CHANGES FROM OPERATIONS:
   Net investment income (expense) ................................  $     (3,567)   $     (1,141)
   Net realized gain (loss) on investments in portfolio shares ....        27,760          31,319
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................       (26,791)         15,693
---------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......        (2,598)         45,871
---------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............        32,128             565
   Contract redemptions ...........................................       (57,843)         (2,606)
   Net transfers (including mortality transfers) ..................       (32,605)        187,256
---------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................       (58,320)        185,215
---------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................       (60,918)        231,086
---------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................       430,652          50,526
---------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $    369,734    $    281,612
===================================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
    REAL                       SECTOR       SMALL-CAP       SMALL-CAP                       TELE-
   ESTATE      RETAILING      ROTATION        GROWTH          VALUE       TECHNOLOGY    COMMUNICATIONS    TITAN 500  TRANSPORTATION
-----------------------------------------------------------------------------------------------------------------------------------
$        894   $       --   $         --   $         --    $         --   $         --   $         --   $          1   $         --

         553           12             64            243             210             29             23            218             24
-----------------------------------------------------------------------------------------------------------------------------------
         341          (12)           (64)          (243)           (210)           (29)           (23)          (217)           (24)
-----------------------------------------------------------------------------------------------------------------------------------


       2,527          (46)         1,144            856            (579)            72            572          4,348            (35)

          --           --             --          2,724           2,699             --             --             45             --

          --           19             --            140             182             --             --             42             --
-----------------------------------------------------------------------------------------------------------------------------------
       2,527          (27)         1,144          3,720           2,302             72            572          4,435            (35)
-----------------------------------------------------------------------------------------------------------------------------------

      (1,413)          15         (1,364)        (2,345)           (272)           (43)            --            (17)            11
-----------------------------------------------------------------------------------------------------------------------------------
$      1,455   $      (24)  $       (284)  $      1,132    $      1,820   $         --   $        549   $      4,201   $        (48)
===================================================================================================================================








                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
    REAL                       SECTOR       SMALL-CAP       SMALL-CAP                       TELE-
   ESTATE      RETAILING      ROTATION        GROWTH          VALUE       TECHNOLOGY    COMMUNICATIONS    TITAN 500  TRANSPORTATION
-----------------------------------------------------------------------------------------------------------------------------------
$        341   $      (12)  $        (64)  $       (243)   $       (210)  $        (29)  $        (23)  $       (217)  $        (24)
       2,527          (27)         1,144          3,720           2,302             72            572          4,435            (35)

      (1,413)          15         (1,364)        (2,345)           (272)           (43)            --            (17)            11
-----------------------------------------------------------------------------------------------------------------------------------
       1,455          (24)          (284)         1,132           1,820             --            549          4,201            (48)
-----------------------------------------------------------------------------------------------------------------------------------

       4,981           (1)           225          6,727           7,142             (1)            --             --             (1)
      (1,841)        (192)            --         (1,555)           (462)            --             --           (604)            --
      23,913        5,363        (15,116)        78,178          (2,006)         1,226           (549)        (2,794)           995
-----------------------------------------------------------------------------------------------------------------------------------

      27,053        5,170        (14,891)        83,350           4,674          1,225           (549)        (3,398)           994
-----------------------------------------------------------------------------------------------------------------------------------
      28,508        5,146        (15,175)        84,482           6,494          1,225             --            803            946
-----------------------------------------------------------------------------------------------------------------------------------
      19,313           --         16,137             --           5,804             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
$     47,821   $    5,146   $        962   $     84,482    $     12,298   $      1,225   $         --   $        803   $        946
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ---------------------------------------------
                                                                                         U.S.
                                                                         U.S.         GOVERNMENT
                                                                      GOVERNMENT        MONEY
                                                                         BOND           MARKET           URSA
------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $        814    $      4,670    $         --
Expenses:
   Mortality and expense risk fees ................................           241           2,358             509
------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................           573           2,312            (509)
------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................         4,140              --             879
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            --              --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................            --              --              --
------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .         4,140              --             879
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................         1,282              --          (4,419)
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $      5,995    $      2,312    $     (4,049)
==================================================================================================================

                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   --------------------------------



                                                                      UTILITIES      VELOCITY 100
---------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $        577    $         --
Expenses:
   Mortality and expense risk fees ................................           699             299
---------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................          (122)           (299)
---------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................         8,311           1,481
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................            --              --
---------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .         8,311           1,481
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................        (2,662)            687
---------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $      5,527    $      1,869
===================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ---------------------------------------------
                                                                                         U.S.
                                                                         U.S.         GOVERNMENT
                                                                      GOVERNMENT        MONEY
                                                                         BOND           MARKET           URSA
------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $        573    $      2,312    $       (509)
   Net realized gain (loss) on investments in portfolio shares ....         4,140              --             879
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................         1,282              --          (4,419)
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......         5,995           2,312          (4,049)
------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............         2,059           5,020             128
   Contract redemptions ...........................................          (457)        (66,470)             --
   Net transfers (including mortality transfers) ..................        53,311         336,955          70,418
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................        54,913         275,505          70,546
------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................        60,908         277,817          66,497
------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................         1,628         175,195              --
------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $     62,536    $    453,012    $     66,497
==================================================================================================================

                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   --------------------------------



                                                                      UTILITIES      VELOCITY 100
---------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $       (122)   $       (299)
   Net realized gain (loss) on investments in portfolio shares ....         8,311           1,481
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................        (2,662)            687
---------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......         5,527           1,869
---------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............         5,051               1
   Contract redemptions ...........................................        (9,648)           (127)
   Net transfers (including mortality transfers) ..................        78,378          14,893
---------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................        73,781          14,767
---------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................        79,308          16,636
---------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................           727              --
---------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $     80,035    $     16,636
===================================================================================================

a)    For the period May 1, 2005 (inception of fund) through December 31, 2005.
b) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery).

   The accompanying notes are an integral part of these financial statements.

                                                                                                                          STRONG
                                                                                                                         VARIABLE
                                                                                                                         INSURANCE
                             SALOMON BROTHERS VARIABLE SERIES                               SELIGMAN PORTFOLIOS            FUNDS
-------------------------------------------------------------------------------------  ----------------------------    ------------

                                                                                       COMMUNICATIONS
 AGGRESSIVE                    LARGE CAP      SB           STRATEGIC        TOTAL            AND           GLOBAL        MID CAP
 GROWTH (A)      ALL CAP         GROWTH   GOVERNMENT (A)      BOND          RETURN       INFORMATION     TECHNOLOGY    GROWTH II (B)
-----------------------------------------------------------------------------------------------------------------------------------

$         --   $        123   $        2   $         31   $        701   $        338    $         --   $         --   $         --

          12            127          117              2             62            166           1,064          1,031          1,501
-----------------------------------------------------------------------------------------------------------------------------------
         (12)            (4)        (115)            29            639            172          (1,064)        (1,031)        (1,501)
-----------------------------------------------------------------------------------------------------------------------------------


           8              8           12              2              2              4           5,986            604        (27,187)

          --             --           --             --            179             23              --             --             --

          --             10           --             --            210             88              --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
           8             18           12              2            391            115           5,986            604        (27,187)
-----------------------------------------------------------------------------------------------------------------------------------

         215            404          638            (27)          (970)            96           1,040          8,335         (5,415)
-----------------------------------------------------------------------------------------------------------------------------------
$        211   $        418   $      535   $          4   $         60   $        383    $      5,962   $      7,908   $    (34,103)
===================================================================================================================================








                                                                                                                          STRONG
                                                                                                                         VARIABLE
                                                                                                                         INSURANCE
                             SALOMON BROTHERS VARIABLE SERIES                               SELIGMAN PORTFOLIOS            FUNDS
-------------------------------------------------------------------------------------  ----------------------------    ------------

                                                                                       COMMUNICATIONS
 AGGRESSIVE                    LARGE CAP      SB           STRATEGIC        TOTAL            AND           GLOBAL        MID CAP
 GROWTH (A)      ALL CAP         GROWTH   GOVERNMENT (A)      BOND          RETURN       INFORMATION     TECHNOLOGY    GROWTH II (B)
-----------------------------------------------------------------------------------------------------------------------------------

$        (12)  $         (4)  $     (115)  $         29   $        639   $        172    $     (1,064)  $     (1,031)  $     (1,501)
           8             18           12              2            391            115           5,986            604        (27,187)

         215            404          638            (27)          (970)            96           1,040          8,335         (5,415)
-----------------------------------------------------------------------------------------------------------------------------------
         211            418          535              4             60            383           5,962          7,908        (34,103)
-----------------------------------------------------------------------------------------------------------------------------------

          98          1,112        1,001            993          4,036              1           4,852          2,563         12,302
          --             --           --             --           (118)            --          (4,275)        (2,299)       (48,645)
       2,476            943          908           (308)        10,955             --         (42,746)        15,490       (542,994)
-----------------------------------------------------------------------------------------------------------------------------------

       2,574          2,055        1,909            685         14,873              1         (42,169)        15,754       (579,337)
-----------------------------------------------------------------------------------------------------------------------------------
       2,785          2,473        2,444            689         14,933            384         (36,207)        23,662       (613,440)
-----------------------------------------------------------------------------------------------------------------------------------
          --         11,977       10,631             --             --         16,734         121,266         90,432        613,440
-----------------------------------------------------------------------------------------------------------------------------------
$      2,785   $     14,450   $   13,075   $        689   $     14,933   $     17,118    $     85,059   $    114,094   $         --
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                         THIRD
                                                                        AVENUE
                                                                       VARIABLE
                                                                     SERIES TRUST   VAN ECK WORLDWIDE INSURANCE TRUST FUND
                                                                     ------------   --------------------------------------

                                                                                         ABSOLUTE
                                                                        VALUE             RETURN           BOND
----------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $      6,706      $         --    $     15,472
Expenses:
   Mortality and expense risk fees ................................         4,815                 7           2,136
----------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................         1,891                (7)         13,336
----------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................        23,148                --          (2,152)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................         5,501                --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................         5,421                --              --
----------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .        34,070                --          (2,152)
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................        33,385                 3         (20,231)
----------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $     69,346      $         (4)   $     (9,047)
======================================================================================================================

                                                                 VAN ECK WORLDWIDE INSURANCE TRUST FUND
                                                                 --------------------------------------

                                                                        EMERGING          HARD
                                                                        MARKETS          ASSETS
------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........   $      1,877    $        903
Expenses:
   Mortality and expense risk fees ................................          3,157           3,651
------------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................         (1,280)         (2,748)
------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................         55,378          47,872
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................             --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................             --              --
------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .         55,378          47,872
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................         29,271         108,463
------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......   $     83,369    $    153,587
======================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                         THIRD
                                                                        AVENUE
                                                                       VARIABLE
                                                                     SERIES TRUST    VAN ECK WORLDWIDE INSURANCE TRUST FUND
                                                                     ------------    --------------------------------------

                                                                                         ABSOLUTE
                                                                        VALUE             RETURN           BOND
-----------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $      1,891      $         (7)   $     13,336
   Net realized gain (loss) on investments in portfolio shares ....        34,070                --          (2,152)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................        33,385                 3         (20,231)
-----------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......        69,346                (4)         (9,047)
-----------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............        64,170                82           4,617
   Contract redemptions ...........................................      (108,697)             (115)        (30,878)
   Net transfers (including mortality transfers) ..................       150,815               (21)        (17,732)
-----------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................       106,288               (54)        (43,993)
-----------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................       175,634               (58)        (53,040)
-----------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................       415,038               877         230,853
-----------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $    590,672      $        819    $    177,813
=======================================================================================================================

                                                                VAN ECK WORLDWIDE INSURANCE TRUST FUND
                                                                --------------------------------------

                                                                       EMERGING          HARD
                                                                       MARKETS          ASSETS
-----------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $     (1,280)   $     (2,748)
   Net realized gain (loss) on investments in portfolio shares ....        55,378          47,872
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................        29,271         108,463
-----------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......        83,369         153,587
-----------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............        15,992          28,941
   Contract redemptions ...........................................       (52,124)        (22,179)
   Net transfers (including mortality transfers) ..................        63,247         188,280
-----------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................        27,115         195,042
-----------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................       110,484         348,629
-----------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................       274,842         261,397
-----------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $    385,326    $    610,026
=====================================================================================================

a)    For the period January 1, 2005 through May 8, 2005 (liquidation of fund).
b)    For the period April 8, 2005 (inception of fund) through December 31,
      2005.
c) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2005.

   The accompanying notes are an integral part of these financial statements.

 VAN ECK
WORLDWIDE
 INSURANCE        VARIABLE               WELLS FARGO
TRUST FUND       INSURANCE           ADVANTAGE VARIABLE
(CONTINUED)        FUNDS                 TRUST FUNDS
------------    ------------    -----------------------------
                   CHOICE
    REAL           MARKET                                        COMBINED
   ESTATE        NEUTRAL (A)    DISCOVERY (B)  OPPORTUNITY (C)     TOTAL
--------------------------------------------------------------  ------------

$      5,650    $         --    $         --    $         --    $  1,676,539

       1,807              12           4,052           9,223       1,548,447
----------------------------------------------------------------------------
       3,843             (12)         (4,052)         (9,223)        128,092
----------------------------------------------------------------------------


      27,207            (704)          7,395         117,847       3,024,960

       1,115              --              --              --         157,399

       1,561              --              --              --      11,336,886
----------------------------------------------------------------------------
      29,883            (704)          7,395         117,847      14,519,245
----------------------------------------------------------------------------

      (8,004)            603          75,152         (57,866)      1,873,114
----------------------------------------------------------------------------
$     25,722    $       (113)   $     78,495    $     50,758    $ 16,520,451
============================================================================








 VAN ECK
WORLDWIDE
 INSURANCE        VARIABLE               WELLS FARGO
TRUST FUND       INSURANCE           ADVANTAGE VARIABLE
(CONTINUED)        FUNDS                 TRUST FUNDS
------------    ------------    -----------------------------
                   CHOICE
    REAL           MARKET                                        COMBINED
   ESTATE        NEUTRAL (A)    DISCOVERY (B)  OPPORTUNITY (C)     TOTAL
--------------------------------------------------------------  ------------

$      3,843    $        (12)   $     (4,052)   $     (9,223)   $    128,092
      29,883            (704)          7,395         117,847      14,519,245

      (8,004)            603          75,152         (57,866)      1,873,114
-----------------------------------------------------------------------------
      25,722            (113)         78,495          50,758      16,520,451
-----------------------------------------------------------------------------

      26,602             739          25,027         128,984       8,654,523
     (67,563)             --         (39,755)       (172,610)    (22,079,788)
     (94,681)         (5,155)        494,267        (255,212)     (3,370,770)
-----------------------------------------------------------------------------

    (135,642)         (4,416)        479,539        (298,838)    (16,796,035)
-----------------------------------------------------------------------------
    (109,920)         (4,529)        558,034        (248,080)       (275,584)
-----------------------------------------------------------------------------
     278,743           4,529              --       1,156,457     201,897,146
-----------------------------------------------------------------------------
$    168,823    $         --    $    558,034    $    908,377    $201,621,562
=============================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                      40|86 TRUST
                                                                     ---------------------------------------------
                                                                                                         FIXED
                                                                       BALANCED         EQUITY          INCOME
------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $    230,971    $    385,455    $    350,619
Expenses:
   Mortality and expense risk fees ................................       116,212         464,511          45,449
------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................       114,759         (79,056)        305,170
------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................      (134,902)      2,784,722          (4,796)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            --              --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................            --         415,993              --
------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .      (134,902)      3,200,715          (4,796)
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation ) of
   investments in portfolio shares ................................     1,094,800      17,412,707          14,261
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $  1,074,657    $ 20,534,366    $    314,635
==================================================================================================================

                                                                               40|86 TRUST
                                                                     -----------------------------
                                                                                       GOVERNMENT
                                                                        FOCUS 20       SECURITIES
------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........   $         --    $     19,610
Expenses:
   Mortality and expense risk fees ................................            571           5,783
------------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................           (571)         13,827
------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................          9,182         (10,072)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................             --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................             --              --
------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .          9,182         (10,072)
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation ) of
   investments in portfolio shares ................................         (9,550)          6,824
------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......   $       (939)   $     10,579
======================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                      40|86 TRUST
                                                                     ---------------------------------------------
                                                                                                         FIXED
                                                                       BALANCED         EQUITY          INCOME
------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $    114,759    $    (79,056)   $    305,170
   Net realized gain (loss) on investments in portfolio shares ....      (134,902)      3,200,715          (4,796)
   Net change in unrealized appreciation (depreciation ) of
      investments in portfolio shares .............................     1,094,800      17,412,707          14,261
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......     1,074,657      20,534,366         314,635
------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............       705,709       2,774,509         293,776
   Contract redemptions ...........................................    (1,760,628)    (12,234,244)     (1,127,060)
   Net transfers ..................................................      (136,919)       (860,957)       (575,953)
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................    (1,191,838)    (10,320,692)     (1,409,237)
------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................      (117,181)     10,213,674      (1,094,602)
------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................    12,111,505     108,863,880       8,617,201
------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $ 11,994,324    $119,077,554    $  7,522,599
==================================================================================================================

                                                                               40|86 TRUST
                                                                     ----------------------------
                                                                                      GOVERNMENT
                                                                       FOCUS 20       SECURITIES
--------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $       (571)   $     13,827
   Net realized gain (loss) on investments in portfolio shares ....         9,182         (10,072)
   Net change in unrealized appreciation (depreciation ) of
      investments in portfolio shares .............................        (9,550)          6,824
--------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......          (939)         10,579
--------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............         4,728          56,645
   Contract redemptions ...........................................        (4,489)       (123,079)
   Net transfers ..................................................       (58,285)        (85,596)
--------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................       (58,046)       (152,030)
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................       (58,985)       (141,451)
--------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................       107,877         674,769
--------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $     48,892    $    533,318
==================================================================================================

a) Formerly Invesco VIF Core Equity Fund prior to its name change effective October 15, 2004.
b) Formerly Invesco VIF Financial Services Fund prior to its name change effective October 15, 2004.
c) Formerly Invesco VIF Health Sciences Fund prior to its name change effective October 15, 2004, and effective July 1, 2005 the fund was renamed Global Health Care.
d) For the period April 30, 2004 through December 31, 2004 as the result of AIM/Invesco mergers on April 30, 2004.
e) Formerly Invesco VIF Real Estate Opportunity Fund prior to its name change effective April 30, 2004.

   The accompanying notes are an integral part of these financial statements.

     40|86 SERIES TRUST
        (CONTINUED)                                                  AIM VARIABLE INSURANCE FUNDS
---------------------------   -----------------------------------------------------------------------------------------------------
   HIGH           MONEY                          CORE         FINANCIAL       HEALTH           HIGH         MID CAP         REAL
   YIELD          MARKET       BASIC VALUE     STOCK (A)     SERVICES (B)  SCIENCES (C)      YIELD (D)    CORE EQUITY    ESTATE (E)
-----------------------------------------------------------------------------------------------------------------------------------

$     11,088   $     23,013   $         --   $        830    $       14    $         --    $      1,582   $        3    $     4,258

       1,658         25,005            599          1,193            32           1,383             341           85          3,780
-----------------------------------------------------------------------------------------------------------------------------------
       9,430         (1,992)          (599)          (363)          (18)         (1,383)          1,241          (82)           478
-----------------------------------------------------------------------------------------------------------------------------------


       8,723             --            794         13,258           970           1,911           1,669          123         30,899

       5,358             --             --             --            --              --              --          275          7,909

       2,768             --             --             --            --              --              --          245          1,426
-----------------------------------------------------------------------------------------------------------------------------------
      16,849             --            794         13,258           970           1,911           1,669          643         40,334
-----------------------------------------------------------------------------------------------------------------------------------

     (12,271)            --          5,623         (9,360)         (631)          8,996           1,257          485         81,623
-----------------------------------------------------------------------------------------------------------------------------------
$     13,908   $     (1,992)  $      5,818   $      3,535    $      321    $      9,524    $      4,167   $    1,046    $   122,335
===================================================================================================================================








     40|86 SERIES TRUST
        (CONTINUED)                                                  AIM VARIABLE INSURANCE FUNDS
---------------------------   -----------------------------------------------------------------------------------------------------
   HIGH           MONEY                          CORE         FINANCIAL       HEALTH           HIGH         MID CAP         REAL
   YIELD          MARKET       BASIC VALUE     STOCK (A)     SERVICES (B)  SCIENCES (C)      YIELD (D)    CORE EQUITY    ESTATE (E)
-----------------------------------------------------------------------------------------------------------------------------------

$      9,430   $     (1,992)  $       (599)  $       (363)   $      (18)   $     (1,383)   $      1,241   $      (82)   $       478
      16,849             --            794         13,258           970           1,911           1,669          643         40,234

     (12,371)            --          5,623         (9,360)         (631)          8,996           1,257          485         81,623
-----------------------------------------------------------------------------------------------------------------------------------
      13,908         (1,992)         5,818          3,535           321           9,524           4,167        1,046        122,335
-----------------------------------------------------------------------------------------------------------------------------------

      19,741        143,367         19,546          7,701           177           5,572           8,189        6,514         51,123
      (3,191)      (548,824)           (20)       (64,929)       (4,638)        (12,496)        (29,716)          --         (2,407)
      17,257         77,090         29,738        (28,240)           --          84,299          49,647        2,009        255,107
-----------------------------------------------------------------------------------------------------------------------------------

      33,807       (328,367)        49,264        (85,468)       (4,461)         77,375          28,120        8,523        303,823
-----------------------------------------------------------------------------------------------------------------------------------
      47,715       (330,359)        55,082        (81,933)       (4,140)         86,899          32,287        9,569        426,158
-----------------------------------------------------------------------------------------------------------------------------------
     126,345      2,684,279         25,563        179,822         6,167          80,115              --        2,890        201,743
-----------------------------------------------------------------------------------------------------------------------------------
$    174,060   $  2,353,920   $     80,645   $     97,889    $    2,027    $    167,014    $     32,287   $   12,459    $   627,901
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                         AIM
                                                                       VARIABLE
                                                                    INSURANCE FUNDS
                                                                      (CONTINUED)       THE ALGER AMERICAN FUND
                                                                    ---------------  -----------------------------


                                                                                                      LEVERAGED
                                                                     TECHNOLOGY (A)     GROWTH          ALLCAP
------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $         --    $         --    $         --
Expenses:
   Mortality and expense risk fees ................................           441          15,014          26,998
------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................          (441)        (15,014)        (26,998)
------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................        (2,289)        (69,606)       (510,733)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            --              --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................            --              --              --
------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .        (2,289)        (69,606)       (510,733)
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation ) of
   investments in portfolio shares ................................         1,623         151,645         704,391
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $     (1,107)   $     67,025    $    166,660
==================================================================================================================

                                                                        THE ALGER AMERICAN FUND
                                                                    ------------------------------


                                                                        MID CAP         SMALL
                                                                        GROWTH      CAPITALIZATION
--------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $         --    $         --
Expenses:
   Mortality and expense risk fees ................................        12,541          13,016
--------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................       (12,541)        (13,016)
--------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................       101,216          16,707
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................            --              --
--------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .       101,216          16,707
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation ) of
   investments in portfolio shares ................................        36,597         188,986
--------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $    125,272    $    192,677
==================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                         AIM
                                                                       VARIABLE
                                                                    INSURANCE FUNDS
                                                                      (CONTINUED)        THE ALGER AMERICAN FUND
                                                                    ---------------  -----------------------------


                                                                                                      LEVERAGED
                                                                     TECHNOLOGY (A)     GROWTH          ALLCAP
------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $       (441)   $    (15,014)   $    (26,998)
   Net realized gain (loss) on investments in portfolio shares ....        (2,289)        (69,606)       (510,733)
   Net change in unrealized appreciation (depreciation ) of
      investments in portfolio shares .............................         1,623         151,645         704,391
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......        (1,107)         67,025         166,660
------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............         5,077         159,452         127,708
   Contract redemptions ...........................................           (20)       (157,089)       (631,671)
   Net transfers ..................................................        38,296        (170,886)       (103,249)
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................        43,353        (168,523)       (607,212)
------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................        42,246        (101,498)       (440,552)
------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................        18,338       1,625,410       2,986,542
------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $     60,584    $  1,523,912    $  2,545,990
==================================================================================================================

                                                                       THE ALGER AMERICAN FUND
                                                                    -----------------------------


                                                                       MID CAP         SMALL
                                                                       GROWTH      CAPITALIZATION
-------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................ $    (12,541)   $    (13,016)
   Net realized gain (loss) on investments in portfolio shares ....      101,216          16,707
   Net change in unrealized appreciation (depreciation ) of
      investments in portfolio shares .............................       36,567         188,986
-------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......      125,272         192,677
-------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............      112,334         116,571
   Contract redemptions ...........................................     (173,764)       (166,145)
   Net transfers ..................................................      (10,660)         50,300
-------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .......................      (72,090)            726
-------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................       53,182         193,403
-------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................    1,189,156       1,273,960
-------------------------------------------------------------------------------------------------
         Net assets, end of period ................................ $  1,242,338    $  1,467,363
=================================================================================================

a) Formerly Invesco VIF Technology Fund prior to its name change effective October 15, 2004.

   The accompanying notes are an integral part of these financial statements.

  ALLIANCE
  VARIABLE                                                                                                               FEDERATED
  PRODUCTS                                                                                    DREYFUS VARIABLE           INSURANCE
   SERIES         AMERICAN CENTURY VARIABLE PORTFOLIOS                                        INVESTMENT FUNDS            SERIES
------------  -----------------------------------------                                 ---------------------------   ------------
                                                            DREYFUS
                                                            SOCIALLY        DREYFUS
 GROWTH AND     INCOME &                                   RESPONSIBLE       STOCK      DISCIPLINED   INTERNATIONAL     CAPITAL
   INCOME        GROWTH      INTERNATIONAL    VALUE          GROWTH          INDEX         STOCK          VALUE        INCOME II
----------------------------------------------------------------------------------------------------------------------------------

$        189  $      2,844   $      2,307  $     10,527   $     12,288   $    216,384  $      1,848    $      2,724   $     13,834

         163         1,536          3,408        10,799         30,284        120,560         1,362           2,303          3,201
----------------------------------------------------------------------------------------------------------------------------------
          26         1,308         (1,101)         (272)       (17,996)        95,824           486             421         10,633
----------------------------------------------------------------------------------------------------------------------------------


         301        29,059         44,727        62,228        (14,530)      (227,790)        4,512          17,722          5,292

          --            --             --            --             --             --            --              --             --

          --            --             --         8,166             --             --            --           4,020             --
----------------------------------------------------------------------------------------------------------------------------------
         301        29,059         44,727        70,394       (114,530)      (227,790)        4,512          21,742          5,292
----------------------------------------------------------------------------------------------------------------------------------

       1,175       (11,953)        (6,419)       66,270        285,572      1,248,863         3,934          20,514         11,450
----------------------------------------------------------------------------------------------------------------------------------
$      1,502  $     18,414   $     37,207  $    136,392   $    153,046   $  1,116,897  $      8,932    $     42,677   $     27,375
==================================================================================================================================








  ALLIANCE
  VARIABLE                                                                                                               FEDERATED
  PRODUCTS                                                                                    DREYFUS VARIABLE           INSURANCE
   SERIES         AMERICAN CENTURY VARIABLE PORTFOLIOS                                        INVESTMENT FUNDS            SERIES
------------  -----------------------------------------                                 ---------------------------   ------------
                                                            DREYFUS
                                                            SOCIALLY        DREYFUS
 GROWTH AND     INCOME &                                   RESPONSIBLE       STOCK      DISCIPLINED   INTERNATIONAL     CAPITAL
   INCOME        GROWTH      INTERNATIONAL    VALUE          GROWTH          INDEX         STOCK          VALUE        INCOME II
----------------------------------------------------------------------------------------------------------------------------------

$         26  $      1,308   $     (1,101) $       (272)  $    (17,996)  $     95,824  $        486    $        421   $     10,633
         301        29,059         44,727        70,394       (114,530)      (227,790)        4,512          21,742          5,292

       1,175       (11,953)        (6,419)       66,270        285,572      1,248,863         3,934          20,514         11,450
----------------------------------------------------------------------------------------------------------------------------------
       1,502        18,414         37,207       136,392        153,046      1,116,897         8,932          42,677         27,375
----------------------------------------------------------------------------------------------------------------------------------

       1,382        12,773         21,189       164,632        258,747        729,083        15,054          41,159         18,472
      (1,881)      (44,964)       (16,643)     (253,349)      (228,735)    (1,580,765)      (35,799)        (72,353)       (39,994)
      13,951       (71,583)       (88,161)      164,512        (24,745)      (216,265)        8,666          89,479         19,949
----------------------------------------------------------------------------------------------------------------------------------

      13,452      (103,774)       (83,615)       75,795          5,267     (1,067,947)      (12,079)         58,285         (1,573)
----------------------------------------------------------------------------------------------------------------------------------
      14,954       (85,360)       (46,408)      212,187        158,313         48,950        (3,147)        100,962         25,802
----------------------------------------------------------------------------------------------------------------------------------
       6,251       226,502        399,582     1,011,339      3,022,381     12,488,403       144,397         189,231        324,378
----------------------------------------------------------------------------------------------------------------------------------
$     21,205  $    141,142   $    353,174  $  1,223,526   $  3,180,694   $ 12,537,353  $    141,250    $    290,193   $    350,180
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                           FEDERATED INSURANCE
                                                                            SERIES (CONTINUED)
                                                                     -----------------------------
                                                                         HIGH
                                                                        INCOME       INTERNATIONAL
                                                                        BOND II        EQUITY II
-----------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $     24,862    $         --
Expenses:
   Mortality and expense risk fees ................................         3,490           2,480
-----------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................        21,372          (2,480)
-----------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................        19,350          22,213
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................            --              --
-----------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .        19,350          22,213
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................        (9,950)         (2,186)
-----------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $     30,772    $     17,547
=====================================================================================================

                                                                                                       INVESCO
                                                                                                       VARIABLE
                                                                           FIRST AMERICAN             INVESTMENT
                                                                        INSURANCE PORTFOLIOS             FUNDS
                                                                     ---------------------------     --------------

                                                                      LARGE CAP        MID CAP
                                                                      GROWTH (A)      GROWTH (A)     HIGH YIELD (B)
---------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $         --    $         --    $      5,977
Expenses:
   Mortality and expense risk fees ................................            37              20             188
---------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................           (37)            (20)          5,789
---------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................          (354)            340              19
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            --              --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................            --              95              --
---------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .          (354)            435              19
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................           (94)           (448)         (4,897)
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $       (485)   $        (33)   $        911
=====================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                           FEDERATED INSURANCE
                                                                            SERIES (CONTINUED)
                                                                     -----------------------------
                                                                         HIGH
                                                                        INCOME       INTERNATIONAL
                                                                        BOND II        EQUITY II
-----------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $     21,372    $     (2,480)
   Net realized gain (loss) on investments in portfolio shares ....        19,350          22,213
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................        (9,950)         (2,186)
-----------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......        30,772          17,547
-----------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............        17,977          13,819
   Contract redemptions ...........................................      (105,070)       (110,046)
   Net transfers ..................................................         8,209         (96,943)
-----------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ............................       (78,884)       (193,170)
-----------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................       (48,112)       (175,623)
-----------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................       397,476         327,751
-----------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $    349,364    $    152,128
=====================================================================================================

                                                                                                       INVESCO
                                                                                                       VARIABLE
                                                                           FIRST AMERICAN             INVESTMENT
                                                                        INSURANCE PORTFOLIOS             FUNDS
                                                                     ---------------------------     --------------

                                                                      LARGE CAP        MID CAP
                                                                      GROWTH (A)      GROWTH (A)     HIGH YIELD (B)
-------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $        (37)   $        (20)   $      5,789
   Net realized gain (loss) on investments in portfolio shares ....          (354)            435              19
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................           (94)           (448)         (4,897)
-------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......          (485)            (33)            911
-------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............         1,275           2,003           1,239
   Contract redemptions ...........................................            --            (481)            (14)
   Net transfers ..................................................        (2,842)         (5,151)        (56,846)
-------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ............................        (1,567)         (3,629)        (55,621)
-------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................        (2,052)         (3,662)        (54,710)
-------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................         2,052           3,662          54,710
-------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $         --    $         --    $         --
===================================================================================================================

a) For the period January 1, 2004 through August 27, 2004 (liquidation of funds).
b) For the period January 1, 2004 through April 29, 2004 (fund merged into AIM High Yield).
c)    For the period May 1, 2004 (inception of fund) through December 31, 2004.
d)    Effective May 1, 2005 the fund was renamed Janus Aspen Large Cap Growth.

   The accompanying notes are an integral part of these financial statements.

                           JANUS ASPEN SERIES                                                LAZARD RETIREMENT SERIES
-------------------------------------------------------------------------   -------------------------------------------------------

                GROWTH AND    INTERNATIONAL     MID CAP       WORLDWIDE       EMERGING                   INTERNATIONAL
 GROWTH (D)       INCOME         GROWTH          GROWTH         GROWTH       MARKETS (C)      EQUITY       EQUITY (C)     SMALL CAP
-----------------------------------------------------------------------------------------------------------------------------------

$      8,507   $      3,696   $      1,286    $         --   $    115,140   $        --   $        291   $        --   $         --

      58,631          5,460          1,216          58,065        116,120            78            489             2          4,823
-----------------------------------------------------------------------------------------------------------------------------------
     (50,124)        (1,764)            70         (58,065)          (980)          (78)          (198)           (2)        (4,823)
-----------------------------------------------------------------------------------------------------------------------------------


    (393,998)        24,932          5,993        (700,788)    (1,072,310)            6            213            --         28,238

          --             --             --              --             --            --             --            --             --

          --             --             --              --             --            --             --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
    (393,998)        24,932          5,993        (700,788)    (1,072,310)            6            213            --         28,238
-----------------------------------------------------------------------------------------------------------------------------------

     633,373         34,460         17,439       1,822,268      1,468,965         5,052          5,684           108         38,972
-----------------------------------------------------------------------------------------------------------------------------------
$    189,251   $     57,628   $     23,502    $  1,063,415   $    395,675   $     4,980   $      5,699   $       106   $     62,387
===================================================================================================================================











                           JANUS ASPEN SERIES                                                LAZARD RETIREMENT SERIES
-------------------------------------------------------------------------   -------------------------------------------------------

                GROWTH AND    INTERNATIONAL     MID CAP       WORLDWIDE       EMERGING                   INTERNATIONAL
 GROWTH (D)       INCOME         GROWTH          GROWTH         GROWTH       MARKETS (C)      EQUITY       EQUITY (C)     SMALL CAP
-----------------------------------------------------------------------------------------------------------------------------------

$    (50,124)  $     (1,764)  $         70    $    (58,065)  $       (980)  $       (78)  $       (198)  $        (2)  $     (4,823)
    (393,998)        24,932          5,993        (700,788)    (1,072,310)            6            213            --         28,238

     633,373         34,460         17,439       1,822,268      1,468,965         5,052          5,684           108         38,972
-----------------------------------------------------------------------------------------------------------------------------------
     189,251         57,628         23,502       1,063,415        395,675         4,980          5,699           106         62,387
-----------------------------------------------------------------------------------------------------------------------------------

     543,464         52,942          2,336         449,531        716,744            --          2,033           869         83,647
    (702,543)       (65,829)        (1,359)       (635,966)    (1,655,540)           --         (3,073)           --        (31,400)
    (397,425)         4,447        131,069         (98,831)      (690,247)       32,798         44,334         2,895         21,581
-----------------------------------------------------------------------------------------------------------------------------------

    (556,504)        (8,440)       132,046        (285,266)    (1,629,043)       32,798         43,294         3,764         73,828
-----------------------------------------------------------------------------------------------------------------------------------
    (367,253)        49,188        155,548         778,149     (1,233,368)       37,778         48,993         3,870        136,215
-----------------------------------------------------------------------------------------------------------------------------------
   6,311,174        558,485         40,550       5,657,748     12,568,511            --         41,301            --        402,723
-----------------------------------------------------------------------------------------------------------------------------------
$  5,943,921   $    607,673   $    196,098    $  6,435,897   $ 11,335,143   $    37,778   $     90,294   $     3,870   $    538,938
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                       LORD ABBETT SERIES FUNDS
                                                                     ----------------------------

                                                                       AMERICA'S      GROWTH AND
                                                                        VALUE           INCOME
--------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $      1,293    $     10,294
Expenses:
   Mortality and expense risk fees ................................           407          11,387
--------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................           886          (1,093)
--------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................           242          31,276
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................             1              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................            51          10,464
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments in portfolio shares .......           294          41,740
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................         6,310          92,904
--------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $      7,490    $    133,551
==================================================================================================

                                                                                  NEUBERGER BERMAN
                                                                              ADVISERS MANAGEMENT TRUST
                                                                     --------------------------------------------
                                                                                       LIMITED
                                                                                       MATURITY         MID CAP
                                                                       FASCIANO          BOND           GROWTH
------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $         --    $      5,458    $         --
Expenses:
   Mortality and expense risk fees ................................            53           1,501              55
------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................           (53)          3,957             (55)
------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................             7            (943)             17
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................             1              --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................             8              --              --
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments in portfolio shares .......            16            (943)             17
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................         1,214          (3,341)          2,056
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $      1,177    $       (327)   $      2,018
==================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                       LORD ABBETT SERIES FUNDS
                                                                     ----------------------------

                                                                       AMERICA'S      GROWTH AND
                                                                        VALUE           INCOME
--------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $        886    $     (1,093)
   Net realized gain (loss) on investments in portfolio shares ....           294          41,740
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................         6,310          92,904
--------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......         7,490         133,551
--------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............        15,150         109,185
   Contract redemptions ...........................................        (1,088)       (154,835)
   Net transfers ..................................................        38,715         184,727
--------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ............................        52,777         139,077
--------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................        60,267         272,628
--------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................        23,535       1,033,548
--------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $     83,802    $  1,306,176
==================================================================================================

                                                                                  NEUBERGER BERMAN
                                                                              ADVISERS MANAGEMENT TRUST
                                                                     --------------------------------------------
                                                                                       LIMITED
                                                                                       MATURITY         MID CAP
                                                                       FASCIANO          BOND           GROWTH
------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $        (53)   $      3,957    $        (55)
   Net realized gain (loss) on investments in portfolio shares ....            16            (943)             17
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................         1,214          (3,341)          2,056
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......         1,177            (327)          2,018
------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............           194          21,540           6,374
   Contract redemptions ...........................................            --         (16,091)             --
   Net transfers ..................................................        11,211         (19,700)          8,664
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ............................        11,405         (14,251)         15,038
------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................        12,582         (14,578)         17,056
------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................         2,770         151,748             583
------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $     15,352    $    137,170    $     17,639
==================================================================================================================

a)    For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

              NEUBERGER BERMAN                                                                                   PIONEER VARIABLE
     ADVISERS MANAGEMENT TRUST (CONTINUED)                     PIMCO VARIABLE INSURANCE TRUST                     CONTRACTS TRUST
--------------------------------------------  -------------------------------------------------------  ----------------------------

                                 SOCIALLY        MONEY           REAL           SHORT         TOTAL        EQUITY
  PARTNERS        REGENCY     RESPONSIVE (A)  MARKET (A)       RETURN         TERM (A)       RETURN       INCOME           FUND
-----------------------------------------------------------------------------------------------------------------------------------

$         31    $          6    $       --    $       41    $        779    $         83   $      929  $      2,452    $        800

       2,697             272             2            24             709              45          478         1,212             895
-----------------------------------------------------------------------------------------------------------------------------------
      (2,666)           (266)           (2)           17              70              38          451         1,240             (95)
-----------------------------------------------------------------------------------------------------------------------------------


       6,591             153            --            --             222              --           63        10,492             333

          --              --            --            --           3,339              19          464            --              --

          --              --            --            --              68              40          695            --              --
-----------------------------------------------------------------------------------------------------------------------------------
       6,591             153            --            --           3,629              59        1,222        10,492             333
-----------------------------------------------------------------------------------------------------------------------------------

      46,217           9,492            36            --             287             (59)        (483)        5,198           7,823
-----------------------------------------------------------------------------------------------------------------------------------
$     50,142    $      9,379    $       34    $       17    $      3,986    $         38   $    1,190  $     16,930    $      8,061
===================================================================================================================================








              NEUBERGER BERMAN                                                                                 PIONEER VARIABLE
     ADVISERS MANAGEMENT TRUST (CONTUED)                   PIMCO VARIABLE INSURANCE TRUST                    CONTRACTS TRUST
--------------------------------------------  -------------------------------------------------------  ----------------------------

                                SOCIALLY        MONEY           REAL           SHORT          TOTAL       EQUITY
  PARTNERS        REGENCY     RESPONSIVE (A)  MARKET (A)       RETURN         TERM (A)        RETURN      INCOME           FUND
-----------------------------------------------------------------------------------------------------------------------------------

$     (2,666)   $       (266)   $       (2)   $       17    $         70    $         38   $      451  $      1,240    $        (95)
       6,591             153            --            --           3,629              59        1,222        10,492             333

      46,217           9,492            36            --             287             (59)        (483)        5,198           7,823
-----------------------------------------------------------------------------------------------------------------------------------
      50,142           9,379            34            17           3,986              38        1,190        16,930           8,061
-----------------------------------------------------------------------------------------------------------------------------------

      21,138           6,838            28        18,221          60,111          20,310       37,170         9,125           3,704
     (64,380)           (207)           --        (5,742)           (246)             --         (226)           --         (29,680)
      58,299          63,088         1,383         5,739          86,159           5,604       37,199      (139,526)          7,152
-----------------------------------------------------------------------------------------------------------------------------------

      15,057          69,719         1,411        18,218         146,024          25,914       74,143      (130,401)        (18,824)
-----------------------------------------------------------------------------------------------------------------------------------
      65,199          79,098         1,445        18,235         150,010          25,952       75,333      (113,471)        (10,763)
-----------------------------------------------------------------------------------------------------------------------------------
     278,915          12,846            --            --           2,895              --        5,419       246,781          93,080
-----------------------------------------------------------------------------------------------------------------------------------
$    344,114    $     91,944    $    1,445    $   18,235    $    152,905    $     25,952   $   80,752  $    133,310    $     82,317
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                ROYCE
                                                                             CAPITAL FUND
                                                                     ----------------------------


                                                                       MICRO-CAP       SMALL-CAP
--------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $         --    $         --
Expenses:
   Mortality and expense risk fees ................................         3,599           2,722
--------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................        (3,599)         (2,722)
--------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................         4,851          13,866
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................         4,715          13,205
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................        24,634           9,259
--------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .        34,200          36,330
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................          (679)         32,614
--------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $     29,922    $     66,222
==================================================================================================


                                                                                 RYDEX VARIABLE TRUST
                                                                     ---------------------------------------------

                                                                                                          (A)
                                                                      ARKTOS (A)      BANKING (A)    BIOTECHNOLOGY
------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $         --    $          1    $         --
Expenses:
   Mortality and expense risk fees ................................            14               1              31
------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................           (14)             --             (31)
------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................          (157)             33            (117)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            --              11              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................            --              --              --
------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .          (157)             44            (117)
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................            --               9             194
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $       (171)   $         53    $         46
==================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                ROYCE
                                                                             CAPITAL FUND
                                                                     ----------------------------


                                                                       MICRO-CAP       SMALL-CAP
--------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $     (3,599)   $     (2,722)
   Net realized gain (loss) on investments in portfolio shares ....        34,200          36,330
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................          (679)         32,614
--------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......        29,922          66,222
--------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............        33,209          79,512
   Contract redemptions ...........................................       (20,188)        (28,561)
   Net transfers ..................................................       202,293         305,631
--------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ............................       215,314         356,582
         Net increase (decrease) in net assets ....................       245,236         422,804
--------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................       166,046         137,986
--------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $    411,282    $    560,790
==================================================================================================


                                                                                 RYDEX VARIABLE TRUST
                                                                     ---------------------------------------------

                                                                                                          (A)
                                                                      ARKTOS (A)      BANKING (A)    BIOTECHNOLOGY
------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $        (14)   $         --    $        (31)
   Net realized gain (loss) on investments in portfolio shares ....          (157)             44            (117)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................            --               9             194
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......          (171)             53              46
------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............            --             213              25
   Contract redemptions ...........................................            --              --              --
   Net transfers ..................................................           171             (42)          5,120
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ............................           171             171           5,145
         Net increase (decrease) in net assets ....................            --             224           5,191
------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................            --              --              --
------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $         --    $        224    $      5,191
==================================================================================================================

1)    For the period May 1, 2004 (inception of fund) through December 31, 2004.
2)    For the period July 15, 2004 (inception of fund) through December 31,
      2004.

   The accompanying notes are an integral part of these financial statements.

                                                  RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             INVERSE
 CONSUMER                                        ENERGY        FINANCIAL         HEALTH                      DYNAMIC
PRODUCTS (A)   ELECTRONICS (A)   ENERGY (A)    SERVICES (A)   SERVICES (A)      CARE (A)     INTERNET (A)   DOW 30 (B)      JUNO
-----------------------------------------------------------------------------------------------------------------------------------

$          1    $         --    $          8   $         --   $         --    $         --   $         --  $         --  $       --

          59              --             652            172              2              43              7             1         156
-----------------------------------------------------------------------------------------------------------------------------------
         (58)             --            (644)          (172)            (2)            (43)            (7)           (1)       (156)
-----------------------------------------------------------------------------------------------------------------------------------


         578             (60)          6,744          2,334             --            (835)           161           (29)        152

          38              --              52             --             --               5             --            --          69

          --              --              --             --             --              --             --            --         186
-----------------------------------------------------------------------------------------------------------------------------------
         616             (60)          6,796          2,334             --            (830)           161           (29)        407
-----------------------------------------------------------------------------------------------------------------------------------

         116              --          14,538          1,084             68             666             --            --      (3,137)
-----------------------------------------------------------------------------------------------------------------------------------
$        674    $        (60)   $     20,690   $      3,246   $         66    $       (207)  $        154  $        (30) $   (2,886)
===================================================================================================================================









                                                  RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             INVERSE
 CONSUMER                                        ENERGY        FINANCIAL         HEALTH                      DYNAMIC
PRODUCTS (A)   ELECTRONICS (A)   ENERGY (A)    SERVICES (A)   SERVICES (A)      CARE (A)     INTERNET (A)   DOW 30 (B)      JUNO
-----------------------------------------------------------------------------------------------------------------------------------

$        (58)   $         --    $       (644)  $       (172)  $         (2)   $        (43)  $         (7) $         (1) $     (156)
         616             (60)          6,796          2,334             --            (830)           161           (29)        407

         116              --          14,538          1,084             68             666             --            --      (3,137)
-----------------------------------------------------------------------------------------------------------------------------------
         674             (60)         20,690          3,246             66            (207)           154           (30)     (2,886)
-----------------------------------------------------------------------------------------------------------------------------------

          --              --           4,612          3,397            801          13,230          2,492            33         (23)
          --              --              --             --             --              --             --            --        (120)
       2,812              60         153,424         32,718             --           1,234         (2,646)           (3)     29,290
-----------------------------------------------------------------------------------------------------------------------------------

       2,812              60         158,036         36,115            801          14,464           (154)           30      29,147
       3,486              --         178,726         39,361            867          14,257             --            --      26,261
-----------------------------------------------------------------------------------------------------------------------------------
          --              --              --             --             --              --             --            --         873
-----------------------------------------------------------------------------------------------------------------------------------
$      3,486    $         --    $    178,726   $     39,361   $        867    $     14,257   $         --  $         --  $   27,134
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                             RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ---------------------------------------------
                                                                      LARGE CAP        LARGE CAP       LARGE CAP
                                                                      EUROPE (B)       GROWTH (A)      JAPAN (B)
------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $         39    $         17    $         --
Expenses:
   Mortality and expense risk fees ................................            14               1             188
------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................            25              16            (188)
------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................           342              --             516
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................             3              20              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................             5              --              --
------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .           350              20             516
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................            (3)            (37)          1,618
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $        372    $         (1)   $      1,946
==================================================================================================================

                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   --------------------------------
                                                                       LARGE CAP
                                                                       VALUE (A)      LEISURE (B)
---------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $         35    $         --
Expenses:
   Mortality and expense risk fees ................................            17               2
---------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................            18              (2)
---------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................             1              --
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            99              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................             1              --
---------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .           101              --
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................           448             114
---------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $        567    $        112
===================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ---------------------------------------------
                                                                      LARGE CAP        LARGE CAP       LARGE CAP
                                                                      EUROPE (B)       GROWTH (A)      JAPAN (B)
------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $         25    $         16    $       (188)
   Net realized gain (loss) on investments in portfolio shares ....           350              20             516
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................            (3)            (37)          1,618
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......           372              (1)          1,946
------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............         2,591              83           2,633
   Contract redemptions ...........................................            --              --             (20)
   Net transfers ..................................................        (2,897)          2,895          24,882
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ............................          (306)          2,978          27,495
------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................            66           2,977          29,441
------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................            --              --              --
------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $         66    $      2,977    $     29,441
==================================================================================================================

                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   --------------------------------
                                                                       LARGE CAP
                                                                       VALUE (A)      LEISURE (B)
---------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $         18    $         (2)
   Net realized gain (loss) on investments in portfolio shares ....           101              --
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................           448             114
---------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......           567             112
---------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............            --              27
   Contract redemptions ...........................................            --              --
   Net transfers ..................................................         8,004           1,369
---------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ............................         8,004           1,396
---------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................         8,571           1,508
---------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................            --              --
---------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $      8,571    $      1,508
===================================================================================================

a)    For the period July 15, 2004 (inception of fund) through December 31,
      2004.
b)    For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                MID-CAP                                     PRECIOUS         REAL           SECTOR       SMALL-CAP
   MEDIUS         MEKROS       GROWTH (A)        NOVA           OTC         METALS (B)     ESTATE (B)      ROTATION      VALUE (A)
-----------------------------------------------------------------------------------------------------------------------------------

$         --   $         --   $         --   $         19   $         --   $         --   $         72   $         --   $        2

         648          2,275              2            394          3,727            150             33            125            1
----------------------------------------------------------------------------------------------------------------------------------
        (648)        (2,275)            (2)          (375)        (3,727)          (150)            39           (125)           1
----------------------------------------------------------------------------------------------------------------------------------


         396         (1,840)          (208)        13,166         59,270          1,526            218             13           --

       6,499         12,852             --             --             --             --             75             --          129

       1,674          5,219             --             --             --             --              6             --           --
----------------------------------------------------------------------------------------------------------------------------------
       8,569         16,231           (208)        13,166         59,270          1,526            299             13          129
----------------------------------------------------------------------------------------------------------------------------------

       4,599         29,592             36         (3,880)       (20,767)        (2,256)           947          1,349         (116)
----------------------------------------------------------------------------------------------------------------------------------
$     12,520   $     43,548   $       (174)  $      8,911   $     34,776   $       (880)  $      1,285   $      1,237   $       14
==================================================================================================================================








                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                MID-CAP                                     PRECIOUS         REAL           SECTOR       SMALL-CAP
   MEDIUS         MEKROS       GROWTH (A)        NOVA           OTC         METALS (B)     ESTATE (B)      ROTATION      VALUE (A)
-----------------------------------------------------------------------------------------------------------------------------------

$       (648)  $     (2,275)  $         (2)  $       (375)  $     (3,727)  $       (150)  $         39   $       (125)  $        1
       8,569         16,231           (208)        13,166         59,270          1,526            299             13          129

       4,599         29,592             36         (3,880)       (20,767)        (2,256)           947          1,349         (116)
----------------------------------------------------------------------------------------------------------------------------------
      12,520         43,548           (174)         8,911         34,776           (880)         1,285          1,237           14
----------------------------------------------------------------------------------------------------------------------------------

       1,189          3,058             --         14,373         73,359           (104)         2,420            100           --
      (1,656)        (1,933)            --         (7,113)       (37,021)            --             --             --           --
      15,620          9,547          4,551         43,554        (19,074)        51,510         15,608         10,086        5,790
----------------------------------------------------------------------------------------------------------------------------------

      15,153         10,672          4,551         50,814         17,264         51,406         18,028         10,186        5,790
----------------------------------------------------------------------------------------------------------------------------------
      27,673         54,220          4,377         59,725         52,040         50,526         19,313         11,423        5,804
----------------------------------------------------------------------------------------------------------------------------------
      45,994        220,416             --         27,652        378,612             --             --          4,714           --
----------------------------------------------------------------------------------------------------------------------------------
$     73,667   $    274,636   $      4,377   $     87,377   $    430,652   $     50,526   $     19,313   $     16,137   $    5,804
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ----------------------------------------------

                                                                                           (A)
                                                                                          TELE-           (A)
                                                                     TECHNOLOGY (A)  COMMUNICATIONS  TRANSPORTATION
-------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $         --    $         --    $         --
Expenses:
   Mortality and expense risk fees ................................            --              19               4
-------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................            --             (19)             (4)
-------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................             9            (551)           (197)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            --              --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................            --              --              --
-------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .             9            (551)           (197)
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................            --              --              --
-------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $          9    $       (570)   $       (201)
===================================================================================================================

                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   --------------------------------
                                                                                         U.S.
                                                                         U.S.         GOVERNMENT
                                                                      GOVERNMENT        MONEY
                                                                         BOND           MARKET
---------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $         30    $        603
Expenses:
   Mortality and expense risk fees ................................             9           1,901
---------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................            21          (1,298)
---------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................            (9)             --
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            25              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................             7              --
---------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .            23              --
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................            71              --
---------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $        115    $     (1,298)
===================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                             RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ----------------------------------------------

                                                                                           (A)
                                                                                          TELE-           (A)
                                                                     TECHNOLOGY (A)  COMMUNICATIONS  TRANSPORTATION
-------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $         --    $        (19)   $         (4)
   Net realized gain (loss) on investments in portfolio shares ....             9            (551)           (197)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................            --              --              --
-------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......             9            (570)           (201)
-------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............            --             (12)             --
   Contract redemptions ...........................................            --              --              --
   Net transfers ..................................................            (9)            582             201
-------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ............................            (9)            570             201
-------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................            --              --              --
-------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................            --              --              --
-------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...................................  $         --    $         --    $         --
===================================================================================================================

                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   --------------------------------
                                                                                         U.S.
                                                                         U.S.         GOVERNMENT
                                                                      GOVERNMENT        MONEY
                                                                         BOND           MARKET
---------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $         21    $     (1,298)
   Net realized gain (loss) on investments in portfolio shares ....            23              --
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................            71              --
---------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......           115          (1,298)
---------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............           904           9,026
   Contract redemptions ...........................................            --        (141,679)
   Net transfers ..................................................           609         242,390
---------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ............................         1,513         109,737
---------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................         1,628         108,439
---------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................            --          66,756
---------------------------------------------------------------------------------------------------
      Net assets, end of period ...................................  $      1,628    $    175,195
===================================================================================================

a) For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

                                                                   SALOMON BROTHERS
       RYDEX VARIABLE TRUST (CONTINUED)                         VARIABLE SERIES FUND (A)                   SELIGMAN PORTFOLIOS
---------------------------------------------  ------------------------------------------------------  ----------------------------

                                                                                                       COMMUNICATIONS
                                                              LARGE CAP    STRATEGIC        TOTAL           AND           GLOBAL
    URSA       UTILITIES (A)  VELOCITY 100 (A)    ALL CAP      GROWTH         BOND          RETURN      INFORMATION     TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------------

$         --   $          8    $         --    $       58   $         18  $         --   $        296   $         --   $         --

          39              3              24            31             36             1             56          1,323            932
-----------------------------------------------------------------------------------------------------------------------------------
         (39)             5             (24)           27            (18)           (1)           240         (1,323)          (932)
-----------------------------------------------------------------------------------------------------------------------------------


          19             --             538             1              1            19              2         13,650          1,912

          --             --              --            --             --            --             30             --             --

          --             --              --            --             --            --            242             --             --
-----------------------------------------------------------------------------------------------------------------------------------
          19             --             538             1              1            19            274         13,650          1,912
-----------------------------------------------------------------------------------------------------------------------------------

          --             76              --           939            943            --            553         (1,547)           200
-----------------------------------------------------------------------------------------------------------------------------------
$        (20)  $         81    $        514    $      967   $        926  $         18   $      1,067   $     10,780   $      1,180
===================================================================================================================================








                                                                   SALOMON BROTHERS
       RYDEX VARIABLE TRUST (CONTINUED)                         VARIABLE SERIES FUND (A)                   SELIGMAN PORTFOLIOS
---------------------------------------------  ------------------------------------------------------  ----------------------------

                                                                                                       COMMUNICATIONS
                                                              LARGE CAP    STRATEGIC        TOTAL           AND           GLOBAL
    URSA       UTILITIES (A)  VELOCITY 100 (A)    ALL CAP      GROWTH         BOND          RETURN      INFORMATION     TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------------

$        (39)  $          5    $        (24)   $       27   $        (18) $         (1)  $        240   $     (1,323)  $       (932)
          19             --             538             1              1            19            274         13,650          1,912

          --             76              --           939            943            --            553         (1,547)           200
-----------------------------------------------------------------------------------------------------------------------------------
         (20)            81             514           967            926            18          1,067         10,780          1,180
-----------------------------------------------------------------------------------------------------------------------------------

          --             --              --         1,010             --            27             --         13,285          5,058
          --             --              --            --             --            --             --        (67,298)       (14,023)
          20            646            (514)           --          9,705           (45)        15,667         (3,995)           475
-----------------------------------------------------------------------------------------------------------------------------------

          20            646            (514)        1,010          9,705           (18)        15,667        (58,008)        (8,490)
-----------------------------------------------------------------------------------------------------------------------------------
          --            727              --         1,977         10,631            --         16,734        (47,228)        (7,310)
-----------------------------------------------------------------------------------------------------------------------------------
          --             --              --            --             --            --             --        168,494         97,742
-----------------------------------------------------------------------------------------------------------------------------------
$         --   $        727    $         --    $    1,977   $     10,631  $         --   $     16,734   $    121,266   $     90,432
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                        STRONG                          THIRD
                                                                       VARIABLE                         AVENUE
                                                                      INSURANCE                        VARIABLE
                                                                        FUNDS                        SERIES TRUST
                                                                     -------------                   ------------
                                                                                         STRONG
                                                                        MID CAP       OPPORTUNITY
                                                                     GROWTH II (A)    FUND II (B)       VALUE
---------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $         --    $         --    $      1,820
Expenses:
   Mortality and expense risk fees ................................         5,761           9,305           3,346
---------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................        (5,761)         (9,305)         (1,526)
---------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................       (29,150)         22,942          19,690
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            --              --             752
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................            --              --           2,731
---------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .       (29,150)         22,942          23,173
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................       131,285         139,333          36,414
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $     96,374    $    152,970    $     58,061
=====================================================================================================================

                                                                          VAN ECK WORLDWIDE
                                                                           INSURANCE TRUST
                                                                     ----------------------------

                                                                       ABSOLUTE
                                                                        RETURN           BOND
-----------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $         --    $     26,336
Expenses:
   Mortality and expense risk fees ................................             8           2,812
-----------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................            (8)         23,524
-----------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............................            --          (8,234)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .............................            13              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................            --              --
-----------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares .            13          (8,234)
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................           (17)         (3,327)
-----------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......  $        (12)   $     11,963
=====================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                        STRONG                          THIRD
                                                                       VARIABLE                         AVENUE
                                                                      INSURANCE                        VARIABLE
                                                                        FUNDS                        SERIES TRUST
                                                                     -------------                   ------------
                                                                                         STRONG
                                                                        MID CAP       OPPORTUNITY
                                                                     GROWTH II (A)    FUND II (B)       VALUE
---------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $     (5,761)   $     (9,305)   $     (1,526)
   Net realized gain (loss) on investments in portfolio shares ....       (29,150)         22,942          23,173
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................       131,285         139,333          36,414
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......        96,374         152,970          58,061
---------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............        57,731         129,976          42,132
   Contract redemptions ...........................................       (55,521)        (48,765)        (86,223)
   Net transfers ..................................................       (73,083)        133,759         200,482
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ............................       (70,873)        214,970         156,391
---------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................        25,501         367,940         214,452
---------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................       587,939         788,517         200,586
---------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $    613,440    $  1,156,457    $    415,038
=====================================================================================================================

                                                                          VAN ECK WORLDWIDE
                                                                           INSURANCE TRUST
                                                                     ----------------------------

                                                                       ABSOLUTE
                                                                        RETURN           BOND
-----------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $         (8)   $     23,524
   Net realized gain (loss) on investments in portfolio shares ....            13          (8,234)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................           (17)         (3,327)
-----------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......           (12)         11,963
-----------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............            --           7,610
   Contract redemptions ...........................................            --        (123,310)
   Net transfers ..................................................            --          54,441
-----------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ............................            --         (61,259)
-----------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................           (12)        (49,296)
-----------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................           889         280,149
-----------------------------------------------------------------------------------------------------
         Net assets, end of period ................................  $        877    $    230,853
=====================================================================================================


a) Effective April 8, 2005, the fund was merged into Wells Fargo Advantage Discovery.
b) Effective April 8, 2005, the fund was renamed Wells Fargo Advantage Opportunity.

   The accompanying notes are an integral part of these financial statements.

                                                 VARIABLE
            VAN ECK WORLDWIDE                    INSURANCE
     INSURANCE TRUST FUNDS (CONTINUED)             FUNDS
--------------------------------------------    ------------
                                                   CHOICE
  EMERGING          HARD            REAL           MARKET         COMBINED
   MARKETS         ASSETS          ESTATE          NEUTRAL          TOTAL
----------------------------------------------------------------------------

$      1,248    $      1,182    $        907    $         --    $  1,505,013

       2,161           1,918           1,450             105       1,225,344
-----------------------------------------------------------------------------
        (913)           (736)           (543)           (105)        279,669
-----------------------------------------------------------------------------


      40,853          60,460          21,193          (2,045)        283,628

          --              --              --              42          56,000

          --              --              --              --         488,003
-----------------------------------------------------------------------------
      40,853          60,460          21,193          (2,003)        827,631
-----------------------------------------------------------------------------

       5,079         (23,743)         30,550            (586)     25,847,052
-----------------------------------------------------------------------------
$     45,019    $     35,981    $     51,200    $     (2,694)   $ 26,954,352
=============================================================================









                                                 VARIABLE
            VAN ECK WORLDWIDE                    INSURANCE
     INSURANCE TRUST FUNDS (CONTINUED)             FUNDS
--------------------------------------------    ------------
                                                   CHOICE
  EMERGING          HARD            REAL           MARKET         COMBINED
   MARKETS         ASSETS          ESTATE          NEUTRAL          TOTAL
----------------------------------------------------------------------------

$       (913)   $       (736)   $       (543)   $       (105)   $    279,669
      40,853          60,460          21,193          (2,003)        827,631

       5,079         (23,743)         30,550            (586)     25,847,052
----------------------------------------------------------------------------
      45,019          35,981          51,200          (2,694)     26,954,352
----------------------------------------------------------------------------

       8,234          36,824          19,611           4,220       8,680,763
      (8,245)        (31,807)        (16,562)             --     (23,592,754
      52,851         (81,387)        170,509          (2,582)       (663,208
----------------------------------------------------------------------------

      52,840         (76,370)        173,558           1,638     (15,575,199
----------------------------------------------------------------------------
      97,859         (40,389)        224,758          (1,056)     11,379,153
----------------------------------------------------------------------------
     176,983         301,786          53,985           5,585     190,517,993
----------------------------------------------------------------------------
$    274,842    $    261,397    $    278,743    $      4,529    $201,897,146
============================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2005 AND 2004

(1) GENERAL

      Jefferson National Life Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust which invested solely in shares of the Balanced, Equity, Fixed Income, Government Securities and Money Market Portfolios of the 40|86 Series Trust, a diversified open-end management investment company. Thereafter, additional investment options were offered.

      The operations of Account C are included in the operations of Jefferson National Life Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., a wholly-owned subsidiary of Inviva, Inc., a New York based insurance holding company.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

      Currently, however, there are no legal proceedings to which Account C is a party or to which the assets of Account C are subject. Neither the Company nor Inviva Securities Corporation, the distributor of the Account C's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account C.

      On August 9, 2004, the Company and Inviva, of which the Company is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements involving its products. The market timing arrangements were in place when Inviva acquired the Company in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

      On August 9, 2004, the Company and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require the Company or Inviva to make any additional payments.

      The following investment subaccounts are available to new investors currently:

40|86 SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio
AIM VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Stock Fund Series I
   Financial Services Fund Series I
   Global Health Care Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Real Estate Fund Series I
   Technology Fund Series I
THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Value Fund
THE DREYFUS INVESTMENT PORTFOLIOS
   Dreyfus Small Cap Stock Index Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio
FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   International Equity Fund II
JANUS ASPEN SERIES
   Growth and Income Portfolio
   International Growth Portfolio
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Portfolio
   Equity Portfolio
   International Equity Portfolio
   Small Cap Portfolio
LORD ABBETT SERIES FUND, INC.
   America's Value Portfolio
   Growth and Income Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

DECEMBER 31, 2005 AND 2004

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Fasciano Portfolio
   High Income Bond Portfolio
   Limited Maturity Bond Portfolio
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Socially Responsive Portfolio
PIMCO VARIABLE INSURANCE TRUST
   Money Market Portfolio
   Real Return Bond Portfolio
   Short-Term Portfolio
   Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST
   Core Bond Portfolio
   Equity Income Portfolio
   Europe Portfolio
   Fund Portfolio
   High Yield Portfolio
   Mid Cap Value Portfolio
   Money Market Portfolio
POTOMAC INSURANCE TRUST
   Dynamic VP HY Bond Fund
ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio
RYDEX VARIABLE TRUST
   CLS AdvisorOne Amerigo Fund
   CLS AdvisorOne Clermont Fund
   Arktos Fund
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Commodities Fund
   Consumer Products Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Financial Services Fund
   Health Care Fund
   Internet Fund
   Inverse Dynamic Dow 30 Fund
   Inverse Mid-Cap Fund
   Inverse Small-Cap Fund
   Juno Fund
   Large-Cap Europe Fund
   Large-Cap Growth Fund
   Large-Cap Japan Fund
   Large-Cap Value Fund
   Leisure Fund
   Long Dynamic Dow 30 Fund
   Medius Fund
   Mekros Fund
   Mid-Cap Growth Fund
   Mid-Cap Value Fund
   Nova Fund
   OTC Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Sector Rotation Fund
   Small-Cap Growth Fund
   Small-Cap Value Fund
   Strengthening Dollar Fund
   Technology Fund
   Telecommunications Fund
   Titan 500 Fund
   Transportation Fund
   U.S. Government Bond Fund
   U.S. Government Money Market Fund
   Ursa Fund
   Utilities Fund
   Velocity 100 Fund
   Weakening Dollar Fund
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC. (SERIES I)
   Aggressive Growth Fund
   All Cap Fund
   High Yield Bond Fund
   Large Cap Growth Fund
   SB Government Portfolio
   Strategic Bond Fund
   Total Return Fund
SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio
THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Absolute Return Fund
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
   Discovery Fund
   Opportunity Fund

      The  preparation  of financial  statements in conformity  with  accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005 AND 2004

cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments that are restricted as to resale.

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3.5 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $36,132,824 and $18,247,435 for the years ended December 31, 2005 and 2004, respectively. The aggregate proceeds from sales of investments in portfolio shares were $41,824,442 and $33,299,314 for the years ended December 31, 2005 and 2004, respectively.

(4) DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

      The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the Equity, Fixed Income, and Money Market portfolios of the 40|86 Series Trust which are
0.66 percent, 0.81 percent and 0.99 percent, respectively. These fees were $1,548,447 and $1,225,344 for the years ended December 31, 2005 and 2004, respectively.

      Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. The annual contract fee and surrender charges were $125,393 and $359,788 for the years ended December 31, 2005 and 2004, respectively.

(5) FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account C.

      The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

DECEMBER 31, 2005

                                                                                 NET ASSETS                  INVESTMENT
                                                        UNITS                    ----------      TOTAL         INCOME        EXPENSE
                                                       (000S)      UNIT VALUE      (000S)        RETURN         RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced Portfolio
     December 31, 2005...........................      3,266         $ 3.41     $ 11,288             4.60%      1.67%         1.00%
     December 31, 2004...........................      3,625           3.26       11,994             9.72%      1.99%         1.00%
     December 31, 2003...........................      4,013           2.97       11,925            22.06%      2.30%         1.00%
     December 31, 2002...........................      4,288           2.43       10,437           -13.77%      3.02%         1.00%
     December 31, 2001...........................      5,430           2.82       15,328            -7.54%      3.11%         1.00%
   Equity Portfolio - Qualified
     December 31, 2005...........................      2,245          51.24      117,170            10.72%      0.48%         0.66%
     December 31, 2004...........................      2,469          46.28      116,503            20.43%      0.55%         0.66%
     December 31, 2003...........................      2,718          38.43      104,459            36.30%      0.24%         0.64%
     December 31, 2002...........................      3,332          28.20       93,956           -13.97%      0.28%         0.64%
     December 31, 2001...........................      4,643          32.78      152,183           -10.88%      0.68%         0.64%
   Equity Portfolio - Nonqualified
     December 31, 2005...........................         63          40.56        2,549            10.70%      0.48%         0.66%
     December 31, 2004...........................         70          36.64        2,575            20.44%      0.55%         0.66%
     December 31, 2003...........................         74          30.42        2,244            36.30%      0.24%         0.64%
     December 31, 2002...........................         84          22.32        1,870           -13.97%      0.28%         0.64%
     December 31, 2001...........................        111          25.95        2,871           -10.88%      0.68%         0.64%
   Fixed Income Portfolio - Qualified
     December 31, 2005...........................        816           7.96        6,567             1.40%      4.41%         0.81%
     December 31, 2004...........................        914           7.85        7,251             4.14%      6.25%         0.81%
     December 31, 2003...........................      1,096           7.54        8,264             8.52%      4.64%         0.74%
     December 31, 2002...........................      1,277           6.95        8,872             3.91%      6.58%         0.74%
     December 31, 2001...........................      1,777           6.69       11,879             8.03%      5.84%         0.74%
   Fixed Income Portfolio - Nonqualified
     December 31, 2005...........................         35           7.65          271             1.46%      4.41%         0.81%
     December 31, 2004...........................         36           7.54          272             4.10%      6.25%         0.81%
     December 31, 2003...........................         38           7.24          273             8.52%      4.64%         0.74%
     December 31, 2002...........................         41           6.67          271             3.91%      6.58%         0.74%
     December 31, 2001...........................         67           6.42          430             8.03%      5.84%         0.74%
   Government Securities Portfolio
     December 31, 2005...........................        291           1.66          485             0.61%      3.68%         1.00%
     December 31, 2004...........................        323           1.65          533             1.29%      3.39%         1.00%
     December 31, 2003...........................        414           1.63          675             0.35%      3.38%         1.00%
     December 31, 2002...........................        600           1.62          974             8.24%      3.91%         1.00%
     December 31, 2001...........................        447           1.50          671             5.07%      4.54%         1.00%
   High Yield Portfolio
     December 31, 2005...........................        140           1.51          212             0.00%      6.09%         1.00%
     December 31, 2004...........................        115           1.51          174             9.52%      6.69%         1.00%
     December 31, 2003...........................         92           1.38          126            26.12%      6.47%         1.00%
     December 31, 2002...........................         68           1.09           75             4.41%     10.16%         1.00%
     December 31, 2001...........................         27           1.05           28             2.14%     11.73%         1.00%
   Money Market Portfolio - Qualified
     December 31, 2005...........................        564           3.22        1,842             1.90%      2.83%         0.99%
     December 31, 2004...........................        731           3.16        2,326            -0.22%      0.91%         0.99%
     December 31, 2003...........................        836           3.17        2,648            -0.36%      0.63%         0.99%
     December 31, 2002...........................      1,151           3.18        3,658             0.25%      1.26%         0.99%
     December 31, 2001...........................      1,738           3.17        5,508             2.94%      3.90%         0.99%
   Money Market Portfolio - Nonqualified
     December 31, 2005...........................          4           3.22           14             1.90%      2.83%         0.99%
     December 31, 2004...........................          4           3.16           28            -0.22%      0.91%         0.99%
     December 31, 2003...........................          2           3.17            7            -0.36%      0.63%         0.99%
     December 31, 2002...........................         52           3.18          165             0.25%      1.26%         0.99%
     December 31, 2001...........................         28           3.17           87             2.94%      3.90%         0.99%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                 NET ASSETS                  INVESTMENT
                                                        UNITS                    ----------      TOTAL         INCOME        EXPENSE
                                                       (000S)      UNIT VALUE      (000S)        RETURN         RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
     December 31, 2005...........................         51         $ 1.48     $     76             4.23%      0.00%         1.00%
     December 31, 2004...........................         57           1.42           81             9.68%      0.00%         1.00%
     December 31, 2003...........................         20           1.29           25            29.48%      0.00%         1.00%
     Inception May 1, 2003.......................         --           0.99           --               N/A        N/A           N/A
   Core Stock Fund
     December 31, 2005...........................         64           1.13           72             2.73%      0.42%         1.00%
     December 31, 2004...........................         89           1.10           98             3.07%      0.70%         1.00%
     December 31, 2003...........................        168           1.07          180            21.38%      1.67%         1.00%
     December 31, 2002...........................        118           0.88          104           -19.92%      1.41%         1.00%
     December 31, 2001...........................         84           1.10           93            -9.88%      2.06%         1.00%
   Financial Services Fund
     December 31, 2005...........................          2           1.18            2             4.42%      1.32%         1.00%
     December 31, 2004...........................          2           1.13            2             7.59%      0.44%         1.00%
     December 31, 2003...........................          6           1.05            6            28.29%      0.53%         1.00%
     December 31, 2002...........................          5           0.82            4           -15.75%      1.08%         1.00%
     December 31, 2001...........................          1           0.97            1            -3.59%      1.00%         1.00%
   Global Health Care Fund
     December 31, 2005...........................        118           1.11          131             7.77%      0.00%         1.00%
     December 31, 2004...........................        162           1.03          167             6.16%      0.00%         1.00%
     December 31, 2003...........................         83           0.97           80            26.51%      0.00%         1.00%
     December 31, 2002...........................         31           0.77           24           -25.20%      0.00%         1.00%
     December 31, 2001...........................          5           1.03            5             2.02%      1.33%         1.00%
   High Yield Fund
     December 31, 2005...........................          4          10.98           46             1.67%      9.31%         1.00%
     December 31, 2004...........................          3          10.80           32             8.32%      4.64%         1.00%
     Inception May 1, 2004.......................         --           9.97           --               N/A        N/A           N/A
   Mid Cap Core Equity Fund
     December 31, 2005...........................         11           1.49           17             6.43%      0.30%         1.00%
     December 31, 2004...........................          9           1.40           13            12.56%      0.04%         1.00%
     December 31, 2003...........................          2           1.24            3            24.90%      0.00%         1.00%
     Inception May 1, 2003.......................         --           0.99           --               N/A        N/A           N/A
   Real Estate Fund
     December 31, 2005...........................        429           2.24          962            13.13%      1.27%         1.00%
     December 31, 2004...........................        316           1.98          628            34.95%      1.13%         1.00%
     December 31, 2003...........................        137           1.47          202            37.44%      2.19%         1.00%
     December 31, 2002...........................         84           1.07           89             5.32%      2.62%         1.00%
     December 31, 2001...........................         --           1.01           --             1.06%      0.00%         1.00%
   Technology Fund
     December 31, 2005...........................         20           0.58           11             1.75%      0.00%         1.00%
     December 31, 2004...........................        106           0.57           61             3.78%      0.00%         1.00%
     December 31, 2003...........................         33           0.55           18            43.84%      0.00%         1.00%
     December 31, 2002...........................          1           0.38            1           -47.38%      0.00%         1.00%
     December 31, 2001...........................         --           0.73           --           -29.22%      0.00%         1.00%
THE ALGER AMERICAN FUND:
   Growth Portfolio
     December 31, 2005...........................        825           1.77        1,461            10.63%      0.23%         1.00%
     December 31, 2004...........................        954           1.60        1,524             4.67%      0.00%         1.00%
     December 31, 2003...........................      1,063           1.53        1,625            33.82%      0.00%         1.00%
     December 31, 2002...........................      1,198           1.14        1,368           -33.66%      0.04%         1.00%
     December 31, 2001...........................      1,753           1.72        3,018           -12.70%      0.23%         1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

DECEMBER 31, 2005

                                                                                 NET ASSETS                  INVESTMENT
                                                        UNITS                    ----------      TOTAL         INCOME        EXPENSE
                                                       (000S)      UNIT VALUE      (000S)        RETURN         RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: (continued)
   Leveraged AllCap Portfolio
     December 31, 2005...........................        622         $ 3.35     $  2,180            13.18%      0.00%         1.00%
     December 31, 2004...........................        826           2.96        2,546             7.17%      0.00%         1.00%
     December 31, 2003...........................      1,038           2.76        2,867            33.39%      0.00%         1.00%
     December 31, 2002...........................      1,322           2.07        2,737           -34.57%      0.01%         1.00%
     December 31, 2001...........................      1,652           3.16        5,228           -16.77%      0.00%         1.00%
   MidCap Growth Portfolio
     December 31, 2005...........................        468           2.51        1,175             8.66%      0.00%         1.00%
     December 31, 2004...........................        538           2.31        1,242            12.04%      0.00%         1.00%
     December 31, 2003...........................        577           2.06        1,189            46.32%      0.00%         1.00%
     December 31, 2002...........................        446           1.41          629           -30.24%      0.00%         1.00%
     December 31, 2001...........................        411           2.02          829            -7.46%      7.07%         1.00%
   Small Capitalization Portfolio
     December 31, 2005...........................      1,251           1.56        1,952            15.56%      0.00%         1.00%
     December 31, 2004...........................      1,088           1.35        1,467            15.53%      0.00%         1.00%
     December 31, 2003...........................      1,090           1.17        1,274            40.93%      0.00%         1.00%
     December 31, 2002...........................      1,081           0.83          897           -26.96%      0.00%         1.00%
     December 31, 2001...........................      1,407           1.14        1,597           -30.22%      0.05%         1.00%
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
     December 31, 2005...........................          6           1.19            7             3.48%      0.90%         1.00%
     December 31, 2004...........................         19           1.15           21            10.57%      1.16%         1.00%
     December 31, 2003...........................          6           1.04            6            31.19%      0.47%         1.00%
     December 31, 2002...........................          1           0.79            1           -22.83%      0.86%         1.00%
     December 31, 2001...........................          7           1.03            8             2.27%      0.00%         1.00%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
     December 31, 2005...........................         --          10.63            1             5.88%      0.00%         1.00%
     Inception May 1, 2005.......................         --          10.04           --               N/A        N/A           N/A
   Income & Growth Fund
     December 31, 2005...........................         94           1.21          113             4.31%      2.10%         1.00%
     December 31, 2004...........................        121           1.16          141            11.48%      1.85%         1.00%
     December 31, 2003...........................        218           1.04          226            28.08%      0.88%         1.00%
     December 31, 2002...........................        134           0.81          109           -20.17%      1.12%         1.00%
     December 31, 2001...........................        227           1.02          231            -9.27%      0.91%         1.00%
   Inflation Protection Fund
     December 31, 2005...........................         --          10.64            1             0.57%      4.15%         1.00%
     December 31, 2004...........................         --          10.58           --             5.38%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.04           --               N/A        N/A           N/A
   International Fund
     December 31, 2005...........................        431           1.50          645            11.94%      1.01%         1.00%
     December 31, 2004...........................        264           1.34          353            14.11%      0.68%         1.00%
     December 31, 2003...........................        340           1.17          399            23.27%      0.60%         1.00%
     December 31, 2002...........................        217           0.95          207           -21.17%      0.71%         1.00%
     December 31, 2001...........................        179           1.21          216           -29.88%      0.07%         1.00%
   Value Fund
     December 31, 2005...........................        538           2.13        1,144             3.90%      0.89%         1.00%
     December 31, 2004...........................        598           2.05        1,224            13.45%      0.97%         1.00%
     December 31, 2003...........................        560           1.81        1,011            27.68%      1.14%         1.00%
     December 31, 2002...........................        667           1.42          944           -13.49%      0.94%         1.00%
     December 31, 2001...........................        621           1.64        1,017            11.69%      0.88%         1.00%
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
     December 31, 2005...........................          1          11.52            7            13.72%      0.00%         1.00%
     Inception May 1, 2005.......................         --          10.13           --               N/A        N/A           N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                 NET ASSETS                  INVESTMENT
                                                        UNITS                    ----------      TOTAL         INCOME        EXPENSE
                                                       (000S)      UNIT VALUE      (000S)        RETURN         RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     December 31, 2005...........................      1,423         $ 1.89     $  2,725             2.16%      0.00%         1.00%
     December 31, 2004...........................      1,705           1.85        3,181             5.36%      0.41%         1.00%
     December 31, 2003...........................      1,702           1.76        2,988            24.75%      0.12%         1.00%
     December 31, 2002...........................      1,648           1.41        2,320           -29.65%      0.21%         1.00%
     December 31, 2001...........................      1,926           2.00        3,854           -23.35%      0.06%         1.00%
DREYFUS STOCK INDEX FUND
     December 31, 2005...........................      4,901           2.43       12,031             3.40%      1.61%         1.00%
     December 31, 2004...........................      5,282           2.35       12,537             9.70%      1.79%         1.00%
     December 31, 2003...........................      5,751           2.14       12,319            27.09%      1.49%         1.00%
     December 31, 2002...........................      6,282           1.69       10,589           -23.14%      1.29%         1.00%
     December 31, 2001...........................      8,337           2.19       18,283           -13.06%      1.08%         1.00%
DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock Portfolio
     December 31, 2005...........................        141           1.02          144             5.15%      0.00%         1.00%
     December 31, 2004...........................        145           0.97          141             6.34%      1.36%         1.00%
     December 31, 2003...........................        158           0.91          144            22.30%      0.86%         1.00%
     December 31, 2002...........................        166           0.75          124           -23.39%      0.56%         1.00%
     December 31, 2001...........................        318           0.97          309           -14.14%      0.53%         1.00%
   International Value Portfolio
     December 31, 2005...........................        248           1.51          375            11.03%      0.00%         1.00%
     December 31, 2004...........................        213           1.36          290            18.43%      1.18%         1.00%
     December 31, 2003...........................        165           1.15          189            35.00%      1.71%         1.00%
     December 31, 2002...........................         87           0.85           74           -13.10%      0.97%         1.00%
     December 31, 2001...........................         53           0.98           51           -14.09%      1.51%         1.00%
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
     December 31, 2005...........................        253           1.40          360             5.26%      5.17%         1.00%
     December 31, 2004...........................        259           1.33          350             8.49%      4.32%         1.00%
     December 31, 2003...........................        261           1.23          319            19.47%      6.01%         1.00%
     December 31, 2002...........................        275           1.03          282           -24.71%      5.44%         1.00%
     December 31, 2001...........................        318           1.36          433           -14.58%      3.09%         1.00%
   High Income Bond Fund II
     December 31, 2005...........................        169           1.71          290             1.18%      8.76%         1.00%
     December 31, 2004...........................        207           1.69          349             9.57%      7.12%         1.00%
     December 31, 2003...........................        256           1.54          395            21.00%      7.22%         1.00%
     December 31, 2002...........................        281           1.27          358             0.36%      9.79%         1.00%
     December 31, 2001...........................        455           1.27          578             0.37%     10.25%         1.00%
   International Equity Fund II
     December 31, 2005...........................        105           1.78          187             7.88%      0.00%         1.00%
     December 31, 2004...........................         92           1.65          152            12.92%      0.00%         1.00%
     December 31, 2003...........................        224           1.46          328            30.55%      0.00%         1.00%
     December 31, 2002...........................        145           1.12          162           -23.53%      0.00%         1.00%
     December 31, 2001...........................        232           1.46          340           -30.13%      5.54%         1.00%
JANUS ASPEN SERIES:
   Growth and Income Portfolio
     December 31, 2005...........................        386           1.52          585            11.76%      0.63%         1.00%
     December 31, 2004...........................        446           1.36          608            10.53%      0.68%         1.00%
     December 31, 2003...........................        454           1.23          558            20.31%      1.35%         1.00%
     Inception March 21, 2003....................         --           1.02           --               N/A        N/A           N/A
   International Growth Portfolio
     December 31, 2005...........................        272           2.23          608            30.41%      1.40%         1.00%
     December 31, 2004...........................        115           1.71          196            18.07%      1.06%         1.00%
     December 31, 2003...........................         28           1.45           41            42.89%      2.49%         1.00%
     Inception March 21, 2003....................         --           1.01           --               N/A        N/A           N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

DECEMBER 31, 2005

                                                                                 NET ASSETS                  INVESTMENT
                                                        UNITS                    ----------      TOTAL         INCOME        EXPENSE
                                                       (000S)      UNIT VALUE      (000S)        RETURN         RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
   Large Cap Growth Portfolio
     December 31, 2005...........................      2,553         $ 2.04     $  5,242             3.03%      0.33%         1.00%
     December 31, 2004...........................      2,989           1.98        5,944             3.67%      0.15%         1.00%
     December 31, 2003...........................      3,284           1.91        6,271            30.42%      0.09%         1.00%
     December 31, 2002...........................      3,348           1.46        4,903           -27.24%      0.00%         1.00%
     December 31, 2001...........................      4,139           2.01        8,331           -25.49%      0.07%         1.00%
   Mid Cap Growth Portfolio
     December 31, 2005...........................      2,576           2.30        5,964            11.11%      0.00%         1.00%
     December 31, 2004...........................      3,092           2.07        6,436            19.43%      0.00%         1.00%
     December 31, 2003...........................      3,247           1.73        5,627            33.76%      0.00%         1.00%
     December 31, 2002...........................      3,594           1.30        4,657           -28.65%      0.00%         1.00%
     December 31, 2001...........................      4,024           1.82        7,308           -40.06%      0.00%         1.00%
   Worldwide Growth Portfolio
     December 31, 2005...........................      3,974           2.46        9,776             4.68%      1.35%         1.00%
     December 31, 2004...........................      4,823           2.35       11,335             3.87%      0.99%         1.00%
     December 31, 2003...........................      5,528           2.26       12,507            22.76%      1.13%         1.00%
     December 31, 2002...........................      6,526           1.84       12,028           -26.24%      0.84%         1.00%
     December 31, 2001...........................      8,496           2.50       21,232           -23.21%      0.47%         1.00%
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
     December 31, 2005...........................         24          17.68          424            39.32%      0.35%         1.00%
     December 31, 2004...........................          3          12.69           38            29.23%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.82           --               N/A        N/A           N/A
   Equity Portfolio
     December 31, 2005...........................         55           1.18           65             1.72%      0.66%         1.00%
     December 31, 2004...........................         78           1.16           90            10.98%      0.60%         1.00%
     December 31, 2003...........................         39           1.05           41            22.78%      0.69%         1.00%
     December 31, 2002...........................         37           0.85           32           -17.09%      0.07%         1.00%
     December 31, 2001...........................         46           1.03           47            -8.39%      0.79%         1.00%
   International Equity Portfolio
     December 31, 2005...........................          6          12.40           75             9.54%      0.42%         1.00%
     December 31, 2004...........................         --          11.32            4            14.00%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.93           --               N/A        N/A           N/A
   Small Cap Portfolio
     December 31, 2005...........................        211           1.63          344             3.16%      0.00%         1.00%
     December 31, 2004...........................        341           1.58          539            13.57%      0.00%         1.00%
     December 31, 2003...........................        289           1.39          403            35.86%      0.00%         1.00%
     December 31, 2002...........................        302           1.02          310           -18.50%      0.00%         1.00%
     December 31, 2001...........................        125           1.26          157            17.44%      7.24%         1.00%
LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
     December 31, 2005...........................        117           1.45          170             2.84%      2.36%         1.00%
     December 31, 2004...........................         59           1.41           84            15.12%      3.18%         1.00%
     December 31, 2003...........................         19           1.22           24            22.49%      7.42%         1.00%
     Inception May 1, 2003.......................         --           0.99           --               N/A        N/A           N/A
   Growth and Income Portfolio
     December 31, 2005...........................        780           1.48        1,154             2.07%      0.94%         1.00%
     December 31, 2004...........................        903           1.45        1,306            11.77%      0.90%         1.00%
     December 31, 2003...........................        797           1.30        1,034            29.71%      0.76%         1.00%
     December 31, 2002...........................        676           1.00          676           -18.85%      0.75%         1.00%
     December 31, 2001...........................        314           1.23          387            -7.65%      0.83%         1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                 NET ASSETS                  INVESTMENT
                                                        UNITS                    ----------      TOTAL         INCOME        EXPENSE
                                                       (000S)      UNIT VALUE      (000S)        RETURN         RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano Portfolio
     December 31, 2005...........................          5         $ 1.42     $      7             2.16%      0.00%         1.00%
     December 31, 2004...........................         11           1.39           15            10.54%      0.00%         1.00%
     December 31, 2003...........................          2           1.26            3            25.24%      0.14%         1.00%
     Inception May 1, 2003.......................         --           1.00           --               N/A        N/A           N/A
   High Income Bond Portfolio
     December 31, 2005...........................         --          10.35           --             3.50%      0.00%         1.00%
     Inception May 1, 2005.......................         --          10.00           --               N/A        N/A           N/A
   Limited Maturity Bond Portfolio
     December 31, 2005...........................         89           1.31          117             0.77%      2.67%         1.00%
     December 31, 2004...........................        105           1.30          137            -0.59%      3.64%         1.00%
     December 31, 2003...........................        116           1.31          152             1.40%      4.73%         1.00%
     December 31, 2002...........................         97           1.29          125             4.29%      3.25%         1.00%
     December 31, 2001...........................         63           1.24           78             7.69%     12.53%         1.00%
   Mid-Cap Growth Portfolio
     December 31, 2005...........................         41           0.99           41            12.50%      0.00%         1.00%
     December 31, 2004...........................         20           0.88           18            14.91%      0.00%         1.00%
     December 31, 2003...........................          1           0.77           --            26.80%      0.00%         1.00%
     December 31, 2002...........................          1           0.60            1           -30.04%      0.00%         1.00%
     December 31, 2001...........................         --           0.86           --           -14.32%      0.00%         1.00%
   Partners Portfolio
     December 31, 2005...........................        302           1.81          546            16.77%      0.99%         1.00%
     December 31, 2004...........................        222           1.55          344            18.00%      0.01%         1.00%
     December 31, 2003...........................        212           1.31          279            33.75%      0.00%         1.00%
     December 31, 2002...........................        229           0.98          225           -24.90%      0.70%         1.00%
     December 31, 2001...........................        428           1.31          560            -3.80%      0.37%         1.00%
   Regency Portfolio
     December 31, 2005...........................         87           1.76          153            11.39%      0.10%         1.00%
     December 31, 2004...........................         58           1.58           92            20.91%      0.02%         1.00%
     December 31, 2003...........................         10           1.31           13            30.54%      0.00%         1.00%
     Inception May 1, 2003.......................         --           1.00           --               N/A        N/A           N/A
   Socially Responsive Portfolio
     December 31, 2005...........................          1          11.98           11             5.74%      0.00%         1.00%
     December 31, 2004...........................         --          11.33            1            13.07%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.02           --               N/A        N/A           N/A
PIMCO VARIABLE INSURANCE TRUST:
   Money Market Portfolio
     December 31, 2005...........................         12          10.18          124             1.80%      3.09%         1.00%
     December 31, 2004...........................          2          10.00           18             0.00%      1.71%         1.00%
     Inception May 1, 2004.......................         --          10.00           --               N/A        N/A           N/A
   Real Return Portfolio
     December 31, 2005...........................        142           1.15          163             0.88%      2.79%         1.00%
     December 31, 2004...........................        134           1.14          153             8.11%      1.10%         1.00%
     December 31, 2003...........................          3           1.05            3             5.07%      0.75%         1.00%
     Inception May 1, 2003.......................         --           1.00           --               N/A        N/A           N/A
   Short-Term Portfolio
     December 31, 2005...........................          9          10.19           88             1.49%      3.00%         1.00%
     December 31, 2004...........................          3          10.04           26             0.40%      1.84%         1.00%
     Inception May 1, 2004.......................         --          10.00           --               N/A        N/A           N/A
   Total Return Portfolio
     December 31, 2005...........................        118           1.07          126             1.90%      3.53%         1.00%
     December 31, 2004...........................         77           1.05           81             3.56%      1.94%         1.00%
     December 31, 2003...........................          5           1.01            5             1.29%      2.53%         1.00%
     Inception May 1, 2003.......................         --           1.00           --               N/A        N/A           N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

DECEMBER 31, 2005

                                                                                 NET ASSETS                  INVESTMENT
                                                        UNITS                    ----------      TOTAL         INCOME        EXPENSE
                                                       (000S)      UNIT VALUE      (000S)        RETURN         RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond Portfolio
     December 31, 2005...........................         --         $10.00     $     --             0.00%      0.00%         1.00%
     Inception July 15, 2005.....................         --          10.00           --               N/A        N/A           N/A
   Equity Income Portfolio
     December 31, 2005...........................        126           1.11          140             4.72%      2.11%         1.00%
     December 31, 2004...........................        125           1.06          133            14.61%      2.02%         1.00%
     December 31, 2003...........................        267           0.92          247            21.05%      2.15%         1.00%
     December 31, 2002...........................        181           0.76          138           -16.88%      2.04%         1.00%
     December 31, 2001...........................        307           0.92          283            -6.85%      1.82%         1.00%
   Europe Portfolio
     December 31, 2005...........................         --           0.99           --             6.45%      1.17%         1.00%
     December 31, 2004...........................         --           0.93           --            16.99%      0.00%         1.00%
     December 31, 2003...........................         --           0.79           --            31.60%      0.67%         1.00%
     December 31, 2002...........................         --           0.60           --           -19.87%      0.00%         1.00%
     December 31, 2001...........................         --           0.75           --           -24.20%      2.70%         1.00%
   Fund Portfolio
     December 31, 2005...........................         83           0.99           82             5.32%      1.11%         1.00%
     December 31, 2004...........................         87           0.94           82             9.31%      0.89%         1.00%
     December 31, 2003...........................        108           0.86           93            22.21%      0.91%         1.00%
     December 31, 2002...........................         97           0.70           68           -20.06%      0.85%         1.00%
     December 31, 2001...........................         88           0.88           78           -10.51%      0.89%         1.00%
   High Yield Portfolio
     December 31, 2005...........................          3          10.47           30             4.70%      3.31%         1.00%
     Inception May 1, 2005.......................         --          10.00           --               N/A        N/A           N/A
   Mid Cap Value Portfolio
     December 31, 2005...........................         --          10.93           --             8.65%      0.00%         1.00%
     Inception May 1, 2005.......................         --          10.06           --               N/A        N/A           N/A
   Money Market Portfolio
     December 31, 2005...........................         --          10.12           --             1.20%      0.00%         1.00%
     Inception May 1, 2005.......................         --          10.00           --               N/A        N/A           N/A
POTOMAC INSURANCE TRUST:
   Dynamic VP HY Bond Fund
     December 31, 2005...........................         --          10.46           --             3.98%      0.00%         1.00%
     Inception May 1, 2005.......................         --          10.06           --               N/A        N/A           N/A
ROYCE CAPITAL FUND:
   Micro-Cap Fund
     December 31, 2005...........................        164           1.84          302            10.18%      0.48%         1.00%
     December 31, 2004...........................        247           1.67          411            12.86%      0.00%         1.00%
     December 31, 2003...........................        112           1.48          166            47.20%      0.00%         1.00%
     Inception May 1, 2003.......................         --           1.00           --               N/A        N/A           N/A
   Small-Cap Fund
     December 31, 2005...........................        344           1.86          639             7.51%      0.00%         1.00%
     December 31, 2004...........................        325           1.73          561            23.87%      0.00%         1.00%
     December 31, 2003...........................         99           1.40          138            39.92%      0.00%         1.00%
     Inception May 1, 2003.......................         --           0.99           --               N/A        N/A           N/A
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
     December 31, 2005...........................         --          11.30           --            12.55%      0.00%         1.00%
     Inception May 1, 2005.......................         --          10.04           --               N/A        N/A           N/A
   CLS AdvisorOne Clermont Fund
     December 31, 2005...........................         --          10.56           --             5.28%      0.00%         1.00%
     Inception May 1, 2005.......................         --          10.03           --               N/A        N/A           N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                 NET ASSETS                  INVESTMENT
                                                        UNITS                    ----------      TOTAL         INCOME        EXPENSE
                                                       (000S)      UNIT VALUE      (000S)        RETURN         RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Arktos Fund
     December 31, 2005...........................         15         $ 8.68     $    133             0.23%      0.00%         1.00%
     December 31, 2004...........................         --           8.66           --           -14.34%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.11           --               N/A        N/A           N/A
   Banking Fund
     December 31, 2005...........................         --          11.17            5            -3.79%      0.89%         1.00%
     December 31, 2004...........................         --          11.61           --            14.95%      1.00%         1.00%
     Inception May 1, 2004.......................         --          10.10           --               N/A        N/A           N/A
   Basic Materials Fund
     December 31, 2005...........................          2          12.77           23             2.98%      0.06%         1.00%
     December 31, 2004...........................         --          12.40           --            24.37%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.97           --               N/A        N/A           N/A
   Biotechnology Fund
     December 31, 2005...........................          3          10.16           29             9.60%      0.00%         1.00%
     December 31, 2004...........................          1           9.27            5            -5.41%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.80           --               N/A        N/A           N/A
   Commodities Fund
     December 31, 2005...........................         --           9.64           --            -4.08%      0.00%         1.00%
     Inception October 21, 2005..................         --          10.05           --               N/A        N/A           N/A
   Consumer Products Fund
     December 31, 2005...........................          2          10.29           25            -1.34%      0.93%         1.00%
     December 31, 2004...........................         --          10.43            3             3.27%      0.02%         1.00%
     Inception May 1, 2004.......................         --          10.10           --               N/A        N/A           N/A
   Electronics Fund
     December 31, 2005...........................          1           9.38            6             2.85%      0.00%         1.00%
     December 31, 2004...........................         --           9.12           --            -6.37%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.74           --               N/A        N/A           N/A
   Energy Fund
     December 31, 2005...........................         52          16.64          864            37.18%      0.02%         1.00%
     December 31, 2004...........................         15          12.13          179            18.57%      0.01%         1.00%
     Inception May 1, 2004.......................         --          10.23           --               N/A        N/A           N/A
   Energy Services Fund
     December 31, 2005...........................         31          17.79          554            46.78%      0.00%         1.00%
     December 31, 2004...........................          3          12.12           39            19.17%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.17           --               N/A        N/A           N/A
   Financial Services Fund
     December 31, 2005...........................         --          11.77            3             2.35%      1.02%         1.00%
     December 31, 2004...........................         --          11.50            1            14.43%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.05           --               N/A        N/A           N/A
   Health Care Fund
     December 31, 2005...........................          2          11.05           18             9.51%      0.00%         1.00%
     December 31, 2004...........................          1          10.09           14             0.20%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.07           --               N/A        N/A           N/A
   Internet Fund
     December 31, 2005...........................         --          10.95            4            -2.41%      0.00%         1.00%
     December 31, 2004...........................         --          11.22           --            14.61%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.79           --               N/A        N/A           N/A
   Inverse Dynamic Dow 30 Fund
     December 31, 2005...........................          1           8.78            6             0.57%      0.82%         1.00%
     December 31, 2004...........................         --           8.73           --           -13.39%      0.00%         1.00%
     Inception July 15, 2004.....................         --          10.08           --               N/A        N/A           N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

DECEMBER 31, 2005

                                                                                 NET ASSETS                  INVESTMENT
                                                        UNITS                    ----------      TOTAL         INCOME        EXPENSE
                                                       (000S)      UNIT VALUE      (000S)        RETURN         RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Inverse Mid-Cap Fund
     December 31, 2005...........................          2         $ 7.96     $     16            -9.13%      0.10%         1.00%
     December 31, 2004...........................         --           8.76           --           -11.87%      0.00%         1.00%
     Inception July 15, 2004.....................         --           9.94           --               N/A        N/A           N/A
   Inverse Small-Cap Fund
     December 31, 2005...........................         --           8.13           --            -4.01%      0.09%         1.00%
     December 31, 2004...........................         --           8.47           --           -14.96%      0.00%         1.00%
     Inception July 15, 2004.....................         --           9.96           --               N/A        N/A           N/A
   Juno Fund
     December 31, 2005...........................          5           0.82            4            -5.75%      0.00%         --
     December 31, 2004...........................         31           0.87           27           -11.78%      0.00%         1.00%
     December 31, 2003...........................          1           0.99            1            -1.38%      0.00%         1.00%
     Inception May 1, 2003.......................         --           0.99           --               N/A        N/A           N/A
   Large-Cap Europe Fund
     December 31, 2005...........................          2          12.71           30             5.30%      0.51%         1.00%
     December 31, 2004...........................         --          12.07           --            19.39%      2.79%         1.00%
     Inception May 1, 2004.......................         --          10.11           --               N/A        N/A           N/A
   Large-Cap Growth Fund
     December 31, 2005...........................          1          10.59            5             0.76%      0.12%         1.00%
     December 31, 2004...........................         --          10.51            3             5.52%     17.00%         1.00%
     Inception July 15, 2004.....................         --           9.96           --               N/A        N/A           N/A
   Large-Cap Japan Fund
     December 31, 2005...........................         14          12.33          169            19.13%      0.00%         1.00%
     December 31, 2004...........................          3          10.35           30             4.76%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.88           --               N/A        N/A           N/A
   Large-Cap Value Fund
     December 31, 2005...........................         10          11.54          115             3.13%      1.27%         1.00%
     December 31, 2004...........................          1          11.19            9            12.35%      2.06%         1.00%
     Inception July 15, 2004.....................         --           9.96           --               N/A        N/A           N/A
   Leisure Fund
     December 31, 2005...........................         --          10.87           --            -5.81%      0.00%         1.00%
     December 31, 2004...........................         --          11.54            2            15.17%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.02           --               N/A        N/A           N/A
   Long Dynamic Dow 30 Fund
     December 31, 2005...........................          4          10.53           46            -4.79%      3.27%         1.00%
     December 31, 2004...........................         --          11.06           --            11.49%      0.00%         1.00%
     Inception July 15, 2004.....................         --           9.92           --               N/A        N/A           N/A
   Medius Fund
     December 31, 2005...........................         26           2.03           52            12.78%      0.00%         1.00%
     December 31, 2004...........................         41           1.80           74            21.09%      0.00%         1.00%
     December 31, 2003...........................         31           1.49           46            48.66%      0.00%         1.00%
     Inception May 1, 2003.......................         --           0.99           --               N/A        N/A           N/A
   Mekros Fund
     December 31, 2005...........................         78           2.02          157             2.54%      2.06%         1.00%
     December 31, 2004...........................        140           1.97          275            24.21%      0.00%         1.00%
     December 31, 2003...........................        139           1.59          220            58.38%     22.47%         1.00%
     Inception May 1, 2003.......................         --           1.00           --               N/A        N/A           N/A
   Mid-Cap Growth Fund
     December 31, 2005...........................          9          12.23          108            10.38%      0.00%         1.00%
     December 31, 2004...........................         --          11.08            4            10.14%      0.00%         1.00%
     Inception July 15, 2004.....................         --          10.06           --               N/A        N/A           N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                 NET ASSETS                  INVESTMENT
                                                        UNITS                    ----------      TOTAL         INCOME        EXPENSE
                                                       (000S)      UNIT VALUE      (000S)        RETURN         RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Mid-Cap Value Fund
     December 31, 2005...........................          2         $12.16     $     23             7.23%      1.27%         1.00%
     December 31, 2004...........................         --          11.34           --            12.95%      0.00%         1.00%
     Inception July 15, 2004.....................         --          10.04           --               N/A        N/A           N/A
   Nova Fund
     December 31, 2005...........................          6          11.76           73             2.89%      0.23%         1.00%
     December 31, 2004...........................          8          11.43           87            13.51%      0.05%         1.00%
     December 31, 2003...........................          3          10.07           28            37.81%      0.00%         1.00%
     December 31, 2002...........................          2           7.31           15           -36.37%     12.94%         1.00%
     December 31, 2001...........................          2          11.48           21           -24.34%     19.13%         1.00%
   OTC Fund
     December 31, 2005...........................         26          14.36          370             0.07%      0.00%            --
     December 31, 2004...........................         30          14.35          431             8.29%      0.00%         1.00%
     December 31, 2003...........................         29          13.25          379            43.97%      0.00%         1.00%
     December 31, 2002...........................         30           9.20          273           -39.46%      0.00%         1.00%
     December 31, 2001...........................         25          15.20          388           -35.82%      0.00%         1.00%
   Precious Metals Fund
     December 31, 2005...........................         20          13.75          282            19.67%      0.00%         1.00%
     December 31, 2004...........................          4          11.49           51            14.90%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.00           --               N/A        N/A           N/A
   Real Estate Fund
     December 31, 2005...........................          3          14.22           48             6.04%      1.61%         1.00%
     December 31, 2004...........................          1          13.41           19            32.90%      2.18%         1.00%
     Inception May 1, 2004.......................         --          10.09           --               N/A        N/A           N/A
   Retailing Fund
     December 31, 2005...........................         --          11.17            5             4.49%      0.00%         1.00%
     December 31, 2004...........................         --          10.69           --             7.01%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.99           --               N/A        N/A           N/A
   Sector Rotation Fund
     December 31, 2005...........................          1           1.55            1            13.14%      0.00%         1.00%
     December 31, 2004...........................         12           1.37           16             9.32%      0.00%         1.00%
     December 31, 2003...........................          4           1.25            5            25.01%      0.00%         1.00%
     Inception May 1, 2003.......................         --           1.00           --               N/A        N/A           N/A
   Small-Cap Growth Fund
     December 31, 2005...........................          7          12.14           84             5.11%      0.00%         1.00%
     December 31, 2004...........................         --          11.55           --            14.81%      0.00%         1.00%
     Inception July 15, 2004.....................         --          10.06           --               N/A        N/A           N/A
   Small-Cap Value Fund
     December 31, 2005...........................          1          11.82           12             2.60%      0.00%         1.00%
     December 31, 2004...........................          1          11.52            6            14.74%      2.00%         1.00%
     Inception July 15, 2004.....................         --          10.04           --               N/A        N/A           N/A
   Strengthening Dollar Fund
     December 31, 2005...........................         --          10.36           --             2.37%      0.00%         1.00%
     Inception October 21, 2005..................         --          10.12           --               N/A        N/A           N/A
   Technology Fund
     December 31, 2005...........................         --          10.71            1             2.10%      0.00%         1.00%
     December 31, 2004...........................         --          10.49           --             6.61%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.84           --               N/A        N/A           N/A
   Telecommunications Fund
     December 31, 2005...........................         --          10.88           --             0.18%      0.00%         1.00%
     December 31, 2004...........................         --          10.86           --             9.81%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.89           --               N/A        N/A           N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

DECEMBER 31, 2005

                                                                                 NET ASSETS                  INVESTMENT
                                                        UNITS                    ----------      TOTAL         INCOME        EXPENSE
                                                       (000S)      UNIT VALUE      (000S)        RETURN         RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Titan 500 Fund
     December 31, 2005...........................         --         $11.86     $      1             2.33%      0.00%         1.00%
     December 31, 2004...........................         --          11.59           --            15.32%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.05           --               N/A        N/A           N/A
   Transportation Fund
     December 31, 2005...........................         --          13.53            1             7.47%      0.00%         1.00%
     December 31, 2004...........................         --          12.59           --            25.65%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.02           --               N/A        N/A           N/A
   U.S. Government Bond Fund
     December 31, 2005...........................         56           1.11           63             6.73%      3.33%         1.00%
     December 31, 2004...........................          2           1.04            2             7.29%      3.33%         1.00%
     December 31, 2003...........................         --           0.97           --            -2.92%    N/A             1.00%
     Inception May 1, 2003.......................         --           0.99           --               N/A        N/A           N/A
   U.S. Government Money Market Fund
     December 31, 2005...........................        456           0.99          453             1.02%      1.97%         1.00%
     December 31, 2004...........................        178           0.98          175            -1.17%      0.32%         1.00%
     December 31, 2003...........................         67           0.99           67            -0.98%      0.00%         1.00%
     December 31, 2002...........................          1           1.00            1            -0.53%      0.51%         1.00%
     December 31, 2001...........................          2           1.01            2             0.66%      1.40%         1.00%
   Ursa Fund
     December 31, 2005...........................         95           0.70           66            -1.41%      0.00%         1.00%
     December 31, 2004...........................         --           0.71           --           -11.70%      0.00%         1.00%
     December 31, 2003...........................         --           0.80           --           -19.48%    N/A             1.00%
     Inception May 1, 2003.......................         --           0.99           --               N/A        N/A           N/A
   Utilities Fund
     December 31, 2005...........................          6          12.65           80             9.43%      0.82%         1.00%
     December 31, 2004...........................         --          11.56            1            14.91%      2.67%         1.00%
     Inception May 1, 2004.......................         --          10.06           --               N/A        N/A           N/A
   Velocity 100 Fund
     December 31, 2005...........................          1          11.66           17            -3.95%      0.00%         1.00%
     December 31, 2004...........................         --          12.14           --            24.26%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.77           --               N/A        N/A           N/A
   Weakening Dollar Fund
     December 31, 2005...........................         --           9.67           --            -2.13%      0.00%         1.00%
     Inception October 21, 2005..................         --           9.88           --               N/A        N/A           N/A
SALOMON BROTHERS VARIABLE SERIES FUNDS:
   Aggressive Growth Fund
     December 31, 2005...........................         --          11.79            3            17.55%      0.00%         1.00%
     Inception May 1, 2005.......................         --          10.03           --               N/A        N/A           N/A
   All Cap Fund
     December 31, 2005...........................          1          11.05           15             2.98%      0.96%         1.00%
     December 31, 2004...........................          1          10.73           12             6.55%      1.87%         1.00%
     Inception May 1, 2004.......................         --          10.07           --               N/A        N/A           N/A
   High Yield Bond Fund
     December 31, 2005...........................         --          10.58           --             5.69%      0.00%         1.00%
     Inception May 1, 2005.......................         --          10.01           --               N/A        N/A           N/A
   Large Cap Growth Fund
     December 31, 2005...........................          1          10.37           13             4.22%      0.02%         1.00%
     December 31, 2004...........................          1           9.95           11             0.40%      0.50%         1.00%
     Inception May 1, 2004.......................         --           9.91           --               N/A        N/A           N/A
   SB Government Portfolio
     December 31, 2005...........................         --          10.04            1             0.40%     14.22%         1.00%
     Inception May 1, 2005.......................         --          10.00           --               N/A        N/A           N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                 NET ASSETS                  INVESTMENT
                                                        UNITS                    ----------      TOTAL         INCOME        EXPENSE
                                                       (000S)      UNIT VALUE      (000S)        RETURN         RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS: (continued)
   Strategic Bond Fund
     December 31, 2005...........................          1         $10.80     $     15             1.50%     11.12%         1.00%
     December 31, 2004...........................         --          10.64           --             6.40%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.00           --               N/A        N/A           N/A
   Total Return Fund
     December 31, 2005...........................          2          10.87           17             2.35%      2.03%         1.00%
     December 31, 2004...........................          2          10.62           17             5.99%      5.29%         1.00%
     Inception May 1, 2004.......................         --          10.02           --               N/A        N/A           N/A
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
     December 31, 2005...........................        140           0.61           85             7.02%      0.00%         1.00%
     December 31, 2004...........................        212           0.57          121             9.52%      0.00%         1.00%
     December 31, 2003...........................        324           0.52          168            42.62%      0.00%         1.00%
     December 31, 2002...........................        321           0.36          117           -36.87%      0.00%         1.00%
     December 31, 2001...........................        301           0.58          174             4.02%      0.00%         1.00%
   Global Technology Portfolio
     December 31, 2005...........................        220           0.52          114             6.12%      0.00%         1.00%
     December 31, 2004...........................        186           0.49           90             3.65%      0.00%         1.00%
     December 31, 2003...........................        207           0.47           98            34.70%      0.00%         1.00%
     December 31, 2002...........................        220           0.35           77           -32.47%      0.00%         1.00%
     December 31, 2001...........................        100           0.52           52           -22.98%      0.21%         1.00%
THIRD AVENUE VARIABLE SERIES FUNDS:
   Value Portfolio:
     December 31, 2005...........................        318           1.86          591            13.41%      1.39%         1.00%
     December 31, 2004...........................        254           1.64          415            19.00%      0.54%         1.00%
     December 31, 2003...........................        146           1.38          201            37.81%      0.13%         1.00%
     Inception May 1, 2003.......................         --           0.99           --               N/A        N/A           N/A
VAN ECK WORLDWIDE INSURANCE TRUST:
   Worldwide Absolute Return Fund
     December 31, 2005...........................          1           0.97            1            -1.02%      0.00%         1.00%
     December 31, 2004...........................          1           0.98            1            -1.54%      0.00%         1.00%
     December 31, 2003...........................          1           1.00            1            -0.47%      0.00%         1.00%
     Inception May 1, 2003.......................         --           0.99           --               N/A        N/A           N/A
   Worldwide Bond Fund.
     December 31, 2005...........................        120           1.48          178            -3.90%      7.23%         1.00%
     December 31, 2004...........................        150           1.54          231             7.85%      9.37%         1.00%
     December 31, 2003...........................        196           1.43          280            16.99%      1.97%         1.00%
     December 31, 2002...........................        191           1.22          233            20.45%      0.00%         1.00%
     December 31, 2001...........................         25           1.01           25            -6.06%      3.81%         1.00%
   Worldwide Emerging Markets Fund
     December 31, 2005...........................        276           1.40          385            30.84%      0.59%         1.00%
     December 31, 2004...........................        257           1.07          275            24.82%      0.58%         1.00%
     December 31, 2003...........................        206           0.86          177            52.66%      0.10%         1.00%
     December 31, 2002...........................        137           0.56           77            -3.87%      0.26%         1.00%
     December 31, 2001...........................        175           0.58          102            -2.79%      0.00%         1.00%
   Worldwide Hard Assets Fund
     December 31, 2005...........................        243           2.51          610            50.30%      0.25%         1.00%
     December 31, 2004...........................        157           1.67          261            22.84%      0.62%         1.00%
     December 31, 2003...........................        222           1.36          302            43.64%      0.30%         1.00%
     December 31, 2002...........................        104           0.95           99            -3.81%      0.49%         1.00%
     December 31, 2001...........................        108           0.98          106           -11.35%      1.34%         1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

DECEMBER 31, 2005

                                                                                 NET ASSETS                  INVESTMENT
                                                        UNITS                    ----------      TOTAL         INCOME        EXPENSE
                                                       (000S)      UNIT VALUE      (000S)        RETURN         RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST: (continued)
   Worldwide Real Estate Fund
     December 31, 2005...........................         82         $ 2.06     $    169            19.77%      3.13%         1.00%
     December 31, 2004...........................        162           1.72          279            34.61%      0.63%         1.00%
     December 31, 2003...........................         42           1.28           54            33.16%      1.88%         1.00%
     December 31, 2002...........................         47           0.96           45            -5.43%      2.00%         1.00%
     December 31, 2001...........................         42           1.02           43             4.28%      2.01%         1.00%
WELLS FARGO ADVANTAGE VARIABLE TRUST FUND:
   Discovery Fund
     December 31, 2005...........................         49          11.39          558            15.05%      0.00%         1.00%
     Inception April 8, 2005.....................         --           9.90           --               N/A        N/A           N/A
   Opportunity Fund
     December 31, 2005...........................        397           2.29          908             7.01%      0.00%         1.00%
     December 31, 2004...........................        540           2.14        1,156            16.89%      0.00%         1.00%
     December 31, 2003...........................        431           1.83          789            35.64%      0.08%         1.00%
     December 31, 2002...........................        547           1.35          738           -27.55%      0.44%         1.00%
     December 31, 2001...........................        436           1.86          813            -4.67%      3.01%         1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

(6) UNIT PROGRESSION

      The changes in units outstanding for the year ended December 31, 2005, were as follows:

                                                                             NUMBER                                       NUMBER
                                                                            OF UNITS                                     OF UNITS
                                                                            BEGINNING        UNITS          UNITS           END
                                                                NOTES      OF THE YEAR     PURCHASED      REDEEMED        OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced................................................                3,625,473.5      363,241.7    (722,968.1)    3,265,747.1
   Equity..................................................                2,539,015.8      133,758.5    (365,022.0)    2,307,752.3
   Fixed Income............................................                  950,224.3       65,144.7    (163,464.7)      851,904.3
   Focus 20................................................        a         157,375.6        4,599.9    (161,975.5)             --
   Government Securities...................................                  322,706.8      181,085.9    (212,335.1)      291,457.6
   High Yield..............................................                  115,198.8      150,663.8    (125,859.9)      140,002.7
   Money Market............................................                  735,279.4      397,448.9    (564,745.4)      567,982.9
AIM VARIABLE INSURANCE FUNDS:
   Basic Value.............................................                   56,761.9       18,484.8     (24,256.7)       50,990.0
   Core Stock..............................................                   88,877.4        8,417.5     (33,214.2)       64,080.7
   Financial Services......................................                    1,793.9           27.1        (210.3)        1,610.7
   Global Health Care......................................        b         161,636.8       79,736.9    (123,151.5)      118,222.2
   High Yield..............................................                    2,990.4        2,446.3      (1,242.7)        4,194.0
   Mid Cap Core............................................                    8,909.1        9,488.3      (7,003.2)       11,394.2
   Real Estate.............................................                  316,478.8      285,165.1    (172,809.1)      428,834.8
   Technology..............................................                  106,479.5       25,195.5    (111,983.6)       19,691.4
THE ALGER AMERICAN FUND:
   Growth..................................................                  954,457.9      182,144.8    (311,736.0)      824,866.7
   Leveraged AllCap........................................                  826,061.6       57,494.3    (261,995.2)      621,560.7
   Midcap Growth...........................................                  538,399.8      113,915.1    (184,167.1)      468,147.8
   Small Capitalization....................................                1,088,097.8      354,750.1    (192,244.6)    1,250,603.3
ALLIANCE VARIABLE PRODUCT SERIES, INC:
   Growth and Income.......................................                   18,474.9          835.8     (13,742.7)        5,568.0
AMERICAN CENTURY VARIABLE PORTFOLIO, INC:
   Balanced................................................        c                --          149.4         (29.3)          120.1
   Income & Growth.........................................                  121,253.9       13,664.4     (41,398.2)       93,520.1
   Inflation Protection....................................                         --          225.3        (153.6)           71.7
   International...........................................                  264,336.6      271,839.1    (105,664.9)      430,510.8
   Value...................................................                  598,220.2      169,812.6    (230,017.8)      538,015.0
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index...................................        c                --          578.3          (0.4)          577.9
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND:..................                1,705,116.9      272,840.3    (555,302.8)    1,422,654.4
DREYFUS STOCK INDEX FUND:..................................                5,281,900.2      551,089.1    (931,875.8)    4,901,113.5
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock.......................................                  144,993.4       20,985.1     (25,402.1)      140,576.4
   International Value.....................................                  212,668.0      116,351.4     (80,925.3)      248,094.1
FEDERATED INSURANCE SERIES:
   Capital Income II.......................................                  258,864.5       25,362.5     (31,392.1)      252,834.9
   High Income Bond II.....................................                  206,846.6       35,071.5     (72,546.4)      169,371.7
   International Equity II.................................                   92,190.9       38,956.9     (26,065.7)      105,082.1
JANUS ASPEN SERIES:
   Growth and Income.......................................                  445,635.9       39,401.9     (99,524.5)      385,513.3
   International Growth....................................                  114,975.1      188,145.1     (31,073.8)      272,046.4
   Large Cap Growth........................................        d       2,989,380.1      244,680.0    (681,291.0)    2,552,769.1
   Mid Cap Growth..........................................                3,091,725.7      310,745.5    (826,226.3)    2,576,244.9
   Worldwide Growth........................................                4,822,438.1      413,182.4  (1,261,659.3)    3,973,961.2
LAZARD RETIREMENT SERIES:
   Emerging Markets........................................                    2,977.7       35,674.6     (14,669.5)       23,982.8
   Equity..................................................                   78,055.7       22,161.0     (45,545.1)       54,671.6
   International Equity....................................                      341.8        8,469.4      (2,735.4)        6,075.8
   Small Cap...............................................                  340,571.5       35,586.2    (164,865.4)      211,292.3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

DECEMBER 31, 2005

                                                                             NUMBER                                       NUMBER
                                                                            OF UNITS                                     OF UNITS
                                                                            BEGINNING        UNITS          UNITS           END
                                                                NOTES      OF THE YEAR     PURCHASED      REDEEMED        OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND:
   America's Value.........................................                   59,337.4       97,148.5     (39,551.0)      116,934.9
   Growth and Income.......................................                  902,783.5      160,826.0    (283,721.6)      779,887.9
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano................................................                   11,022.8        2,841.5      (8,783.4)        5,080.9
   Ltd. Mat. Bond..........................................                  105,130.8       26,122.4     (42,053.9)       89,199.3
   Mid-Cap Growth..........................................                   20,003.0       22,763.0      (1,448.0)       41,318.0
   Partners................................................                  222,409.8      150,505.4     (70,801.6)      302,113.6
   Regency.................................................                   58,081.0       61,639.7     (32,448.4)       87,272.3
   Socially Responsive.....................................                      127.6          889.0        (119.9)          896.7
PIMCO VARIABLE INSURANCE TRUST:
   Money Market............................................                    1,823.0       19,414.1      (9,671.6)       11,565.5
   Real Return.............................................                  134,482.8      101,210.4     (93,643.3)      142,049.9
   Short Term..............................................                    2,585.5        9,236.7      (3,183.4)        8,638.8
   Total Return............................................                   76,696.0       69,689.3     (28,810.4)      117,574.9
PIONEER VARIABLE CONTRACTS TRUST:
   Equity Income...........................................                  125,467.1       10,986.0      (9,993.3)      126,459.8
   Europe..................................................                         --       10,058.3      (9,686.5)          371.8
   Fund....................................................                   87,166.8        4,564.8      (8,629.9)       83,101.7
   High Yield..............................................        c                --        2,891.0            --         2,891.0
ROYCE CAPITAL FUND:
   Micro Cap...............................................                  246,601.7       30,541.6    (113,534.7)      163,608.6
   Small Cap...............................................                  324,573.6      236,687.1    (216,975.5)      344,285.2
RYDEX VARIABLE TRUST:
   Arktos..................................................                         --       46,024.3     (30,701.3)       15,323.0
   Banking.................................................                       19.3          454.7         (19.2)          454.8
   Basic Materials.........................................                         --        1,789.9          (7.8)        1,782.1
   Biotechnology...........................................                      559.6       17,985.2     (15,669.1)        2,875.7
   CLS AdvisorOne Amerigo..................................        c                --           18.8            --            18.8
   Consumer Products.......................................                      334.2        6,276.0      (4,213.8)        2,396.4
   Electronics.............................................                         --        1,548.0        (893.0)          655.0
   Energy..................................................                   14,736.6       80,769.7     (43,565.3)       51,941.0
   Energy Services.........................................                    3,248.1       58,313.9     (30,416.4)       31,145.6
   Financial Services......................................                       75.3          144.2            --           219.5
   Health Services.........................................                    1,413.6       35,611.3     (35,370.7)        1,654.2
   Internet................................................                         --        8,789.5      (8,411.8)          377.7
   Inverse Dynamic Dow 30..................................                         --       22,019.2     (21,327.6)          691.6
   Inverse Mid-Cap.........................................                         --       15,972.4     (13,948.2)        2,024.2
   Inverse Small-Cap.......................................                         --       20,266.4     (20,216.6)           49.8
   Juno....................................................                   31,110.4       12,877.0     (39,082.9)        4,904.5
   Large-Cap Europe........................................                        5.5        3,554.5      (1,161.7)        2,398.3
   Large-Cap Growth........................................                      283.3          239.2          (7.6)          514.9
   Large-Cap Japan.........................................                    2,845.5       49,138.3     (38,294.2)       13,689.6
   Large-Cap Value.........................................                      766.2       38,440.3     (29,262.1)        9,944.4
   Leisure.................................................                      130.7            7.3        (138.0)             --
   Long Dynamic Dow 30.....................................                         --       14,270.3      (9,934.3)        4,336.0
   Medius..................................................                   40,980.8      150,791.9    (165,960.2)       25,812.5
   Mekros..................................................                  139,697.1      165,883.6    (227,890.6)       77,690.1
   Mid-Cap Growth..........................................                      395.0       15,274.3      (6,880.2)        8,789.1
   Mid-Cap Value...........................................                         --        8,574.7      (6,713.0)        1,861.7
   Nova....................................................                    7,646.9       30,792.4     (32,251.8)        6,187.5
   OTC.....................................................                   30,019.8       37,641.2     (41,915.7)       25,745.3
   Precious Metals.........................................                    4,398.3       53,734.8     (37,651.2)       20,481.9
   Real Estate.............................................                    1,440.4        8,612.4      (6,690.8)        3,362.0
   Retailing...............................................                         --          553.6         (92.8)          460.8
   Sector Rotation.........................................                   11,747.9          521.5     (11,647.5)          621.9
   Small-Cap Growth........................................                         --       14,652.0      (7,695.6)        6,956.4
   Small-Cap Value.........................................                      503.9       11,257.4     (10,720.6)        1,040.7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                             NUMBER                                       NUMBER
                                                                            OF UNITS                                     OF UNITS
                                                                            BEGINNING        UNITS          UNITS           END
                                                                NOTES      OF THE YEAR     PURCHASED      REDEEMED        OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST (continued):
   Technology..............................................                         --       11,885.2     (11,770.8)          114.4
   Telecommunications......................................                         --        1,571.4      (1,571.4)             --
   Titan 500...............................................                         --       12,448.2     (12,380.5)           67.7
   Transportation..........................................                         --        6,731.3      (6,661.3)           70.0
   U.S. Government Bond....................................                    1,564.8      216,709.4    (161,921.6)       56,352.6
   U.S. Government Money Market............................                  178,039.5    1,297,645.8  (1,019,867.6)      455,817.7
   Ursa....................................................                         --      138,517.4     (43,826.1)       94,691.3
   Utilities...............................................                       62.9       26,680.6     (20,418.6)        6,324.9
   Velocity 100............................................                         --       11,514.1     (10,087.1)        1,427.0
SALOMON BROTHERS VARIABLE SERIES FUNDS:
   Aggressive Growth.......................................        c                --          243.7          (7.4)          236.3
   All Cap Value I.........................................                    1,116.5          191.2            --         1,307.7
   SB Government...........................................        c                --           99.2         (30.5)           68.7
   Large Cap Growth I......................................                    1,068.5          194.5          (1.7)        1,261.3
   Strategic Bond I........................................                         --        1,394.3         (11.1)        1,383.2
   Total Return I..........................................                    1,575.3             --            --         1,575.3
SELIGMAN PORTFOLIO, INC:
   Communications & Information............................                  212,289.1        9,126.7     (81,542.2)      139,873.6
   Global Technology.......................................                  186,087.6       39,998.1      (6,412.4)      219,673.3
STRONG VARIABLE INSURANCE FUNDS:
   Mid Cap Growth II.......................................        e         359,224.8       10,707.2    (369,932.0)             --
THIRD AVENUE VARIABLE SERIES TRUST:
   Value...................................................                  253,721.8      174,136.5    (109,690.1)      318,168.2
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return.........................................                      892.8          958.2      (1,010.8)          840.2
   Bond....................................................                  149,603.1       17,288.4     (46,866.0)      120,025.5
   Emerging Markets........................................                  257,252.7      312,200.2    (293,476.9)      275,976.0
   Hard Assets.............................................                  156,657.1      203,008.4    (116,207.2)      243,458.3
   Real Estate.............................................                  161,770.1       39,729.4    (119,720.8)       81,778.7
VARIABLE INSURANCE FUNDS:
   Choice Market Neutral Fund..............................        f           5,550.4          911.7      (6,462.1)             --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS:
   Discovery...............................................        g                --       59,055.0     (10,055.1)       48,999.9
   Opportunity.............................................        h         539,704.6       89,688.5    (232,509.5)      396,883.6
-----------------------------------------------------------------------------------------------------------------------------------
                                    TOTALS                                38,524,019.2    9,882,466.6 (13,536,741.1)   34,869,744.7
===================================================================================================================================

a)    For the period January 1, 2005 through May 31, 2005 (liquidation of fund).
b) Formerly AIM VIF Health Science Fund prior to its name change effective July 1, 2005.
c)    For the period May 4, 2005 (inception of fund) through December 31, 2005.
d) Formerly Janus Aspen Growth Fund prior to its name change effective May 1, 2005.
e) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery).
f)    For the period January 1, 2005 through May 8, 2005 (liquidation of fund).
g)    For the period  April 8, 2005  (inception  of fund)  through  December 31,
      2005.
h) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

DECEMBER 31, 2005

(6) UNIT PROGRESSION

      The changes in units outstanding for the year ended December 31, 2004, were as follows:

                                                                             NUMBER                                       NUMBER
                                                                            OF UNITS                                     OF UNITS
                                                                            BEGINNING        UNITS          UNITS           END
                                                                NOTES      OF THE YEAR     PURCHASED      REDEEMED        OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced................................................                4,013,589.5      339,052.1    (727,168.1)    3,625,473.5
   Equity..................................................                2,791,903.3      131,649.0    (384,536.5)    2,539,015.8
   Fixed Income............................................                1,133,895.2       78,427.9    (262,098.8)      950,224.3
   Focus 20................................................                  333,514.2       42,694.9    (218,833.5)      157,375.6
   Government Securities...................................                  414,230.9      129,334.1    (220,858.2)      322,706.8
   High Yield..............................................                   91,637.0       92,386.2     (68,824.4)      115,198.8
   Money Market............................................                  838,405.7    1,050,306.1  (1,153,432.4)      735,279.4
AIM VARIABLE INSURANCE FUNDS:
   Basic Value.............................................                   19,744.1       42,561.3      (5,543.5)       56,761.9
   Core Stock..............................................        a         168,492.6       21,879.9    (101,495.1)       88,877.4
   Financial Services......................................        b           5,872.3          162.0      (4,240.4)        1,793.9
   Health Sciences.........................................        c          82,572.1       95,601.7     (16,537.0)      161,636.8
   High Yield..............................................        d                --        6,434.8      (3,444.4)        2,990.4
   Mid Cap Core Equity.....................................                    2,323.8        8,058.5      (1,473.2)        8,909.1
   Real Estate.............................................        e         137,496.8      267,639.8     (88,657.8)      316,478.8
   Technology..............................................        f          33,386.5      194,481.7    (121,388.7)      106,479.5
THE ALGER AMERICAN FUND:
   Growth..................................................                1,063,276.4      191,959.5    (300,778.0)      954,457.9
   Leveraged AllCap........................................                1,038,001.0      142,941.0    (354,880.4)      826,061.6
   MidCap Growth...........................................                  576,759.3      314,723.1    (353,082.6)      538,399.8
   Small Capitalization....................................                1,090,232.1      260,849.0    (262,983.3)    1,088,097.8
ALLIANCE VARIABLE PRODUCT SERIES, INC:
   Growth and Income.......................................                    6,010.1       14,321.3      (1,856.5)       18,474.9
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Income & Growth.........................................                  217,674.3       31,087.8    (127,508.2)      121,253.9
   International...........................................                  340,277.0      159,366.0    (235,306.4)      264,336.6
   Value...................................................                  559,711.0      287,033.2    (248,524.0)      598,220.2
DREYFUS SOCIALLY RESPONSIBLE GROWTH........................                1,701,703.9      312,490.4    (309,077.4)    1,705,116.9
DREYFUS STOCK INDEX........................................                5,750,564.5      760,098.0  (1,228,762.3)    5,281,900.2
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock.......................................                  158,295.4       28,184.1     (41,486.1)      144,993.4
   International Value.....................................                  164,785.5      134,978.8     (87,096.3)      212,668.0
FEDERATED INSURANCE SERIES:
   Capital Income II.......................................                  260,607.8       32,343.6     (34,086.9)      258,864.5
   High Income Bond II.....................................                  256,317.6       57,019.9    (106,490.9)      206,846.6
   International Equity II.................................                  224,295.2       20,939.2    (153,043.5)       92,190.9
FIRST AMERICAN INSURANCE PORTFOLIOS:
   Large Cap Growth........................................        g           2,931.9        8,279.4     (11,211.3)             --
   Mid Cap Growth..........................................        g           4,677.6        4,300.6      (8,978.2)             --
INVESCO VARIABLE INVESTMENT FUNDS:
   High Yield..............................................        j          59,596.4        5,253.1     (64,849.5)             --
JANUS ASPEN SERIES:
   Growth..................................................        k       3,283,713.5      409,276.5    (703,609.9)    2,989,380.1
   Growth and Income.......................................                  453,889.7      128,128.2    (136,382.0)      445,635.9
   International Growth....................................                   27,998.5      214,236.6    (127,260.0)      114,975.1
   Mid Cap Growth..........................................                3,246,648.4      512,102.4    (667,025.1)    3,091,725.7
   Worldwide Growth........................................                5,528,028.5      489,630.8  (1,195,221.2)    4,822,438.1
LAZARD RETIREMENT SERIES, INC:
   Emerging Markets........................................        h                --        2,979.3          (1.6)        2,977.7
   Equity..................................................                   39,514.8       41,421.2      (2,880.3)       78,055.7
   International Equity....................................        h                --          341.8            --           341.8
   Small Cap...............................................                  289,465.3      151,470.0    (100,363.8)      340,571.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005


                                                                             NUMBER                                       NUMBER
                                                                            OF UNITS                                     OF UNITS
                                                                            BEGINNING        UNITS          UNITS           END
                                                                NOTES      OF THE YEAR     PURCHASED      REDEEMED        OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC:
   America's Value.........................................                   19,214.9       40,978.6        (856.1)       59,337.4
   Growth and Income.......................................                  796,708.9      297,605.9    (191,531.3)      902,783.5
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano................................................                    2,202.8        8,870.2         (50.2)       11,022.8
   Limited Maturity Bond...................................                  116,039.1       19,923.9     (30,832.2)      105,130.8
   Midcap Growth...........................................                      761.5       20,545.2      (1,303.7)       20,003.0
   Partners................................................                  212,337.0       59,769.5     (49,696.7)      222,409.8
   Regency.................................................                    9,830.6       48,559.4        (309.0)       58,081.0
   Socially Responsive.....................................        h                --          127.6            --           127.6
PIMCO VARIABLE INSURANCE TRUST:
   Money Market............................................        h                --        2,397.2        (574.2)        1,823.0
   Real Return.............................................                    2,745.5      173,472.6     (41,735.3)      134,482.8
   Short Term..............................................        h                --        2,590.7          (5.2)        2,585.5
   Total Return............................................                    5,344.2      102,196.6     (30,844.8)       76,696.0
PIONEER VARIABLE CONTRACTS TRUST:
   Equity Income...........................................                  266,825.4       12,360.3    (153,718.6)      125,467.1
   Fund....................................................                  108,242.1       39,982.8     (61,058.1)       87,166.8
ROYCE CAPITAL FUND:
   Micro Cap...............................................                  112,213.2      358,078.6    (223,690.1)      246,601.7
   Small Cap...............................................                   98,795.8      361,626.0    (135,848.2)      324,573.6
RYDEX VARIABLE TRUST
   Arktos..................................................        h                --       11,233.6     (11,233.6)             --
   Banking.................................................        h                --           78.6         (59.3)           19.3
   Biotechnology...........................................        h                --        1,974.9      (1,415.3)          559.6
   Consumer Products.......................................        h                --        3,726.9      (3,392.7)          334.2
   Electronics.............................................        h                --          950.5        (950.5)             --
   Energy..................................................        h                --       18,789.6      (4,053.0)       14,736.6
   Energy Services.........................................        h                --        6,024.7      (2,776.6)        3,248.1
   Financial Services......................................        h                --           95.1         (19.8)           75.3
   Health Care.............................................        h                --        3,751.5      (2,337.9)        1,413.6
   Internet................................................        h                --          353.6        (353.6)             --
   Inverse Dynamic Dow 30..................................        i                --          172.4        (172.4)             --
   Juno....................................................                      885.2       48,983.8     (18,758.6)       31,110.4
   Large Cap Europe........................................        h                --        6,760.5      (6,755.0)            5.5
   Large Cap Growth........................................        i                --          283.3            --           283.3
   Large Cap Japan.........................................        h                --        9,734.1      (6,888.6)        2,845.5
   Large Cap Value.........................................        i                --          766.2            --           766.2
   Leisure.................................................        h                --          130.7            --           130.7
   Medius..................................................                   30,940.8       17,967.6      (7,927.6)       40,980.8
   Mekros..................................................                  138,969.8      518,364.9    (517,637.6)      139,697.1
   Mid Cap Growth..........................................        i                --          785.5        (390.5)          395.0
   Nova....................................................                    2,746.2       15,585.7     (10,685.0)        7,646.9
   OTC.....................................................                   28,571.1       29,840.3     (28,391.6)       30,019.8
   Precious Metals.........................................        h                --        6,843.7      (2,445.4)        4,398.3
   Real Estate.............................................        h                --        1,692.8        (252.4)        1,440.4
   Sector Rotation.........................................                    3,761.9        8,004.7         (18.7)       11,747.9
   Small Cap Value.........................................        i                --          503.9            --           503.9
   Technology..............................................        h                --        2,558.7      (2,558.7)             --
   Telecommunications......................................        h                --       12,239.7     (12,239.7)             --
   Transportation..........................................        h                --        2,457.2      (2,457.2)             --
   U.S. Government Bond....................................                         --        1,987.9        (423.1)        1,564.8
   U.S. Government Money Market............................                   67,324.1      850,679.2    (739,963.8)      178,039.5
   Ursa....................................................                         --      160,653.4    (160,653.4)             --
   Utilities...............................................        h                --           62.9            --            62.9
   Velocity 100............................................        h                --        4,382.2      (4,382.2)             --

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED

DECEMBER 31, 2005

                                                                            NUMBER                                        NUMBER
                                                                           OF UNITS                                      OF UNITS
                                                                           BEGINNING        UNITS           UNITS           END
                                                                NOTES     OF THE YEAR     PURCHASED       REDEEMED        OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:
   All Cap.................................................        h                --        1,116.5            --         1,116.5
   Large Cap Growth........................................        h                --        1,068.5            --         1,068.5
   Strategic Bond..........................................        h                --          198.3        (198.3)             --
   Total Return............................................        h                --        1,575.3            --         1,575.3
SELIGMAN PORTFOLIOS, INC:
   Communications and Information..........................                 323,736.8      149,109.1     (260,556.8)      212,289.1
   Global Technology.......................................                 206,753.9       15,158.4      (35,824.7)      186,087.6
STRONG VARIABLE INSURANCE FUNDS:
   Mid Cap Growth II.......................................        l        406,151.9       55,779.3     (102,706.4)      359,224.8
STRONG OPPORTUNITY II......................................        m        430,701.5      215,664.4     (106,661.3)      539,704.6
THIRD AVENUE VARIABLE SERIES FUNDS:
   Value...................................................                 145,552.7      212,571.4     (104,402.3)      253,721.8
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return.........................................                     892.8             --             --           892.8
   Bond....................................................                 196,186.3       70,125.0     (116,708.2)      149,603.1
   Emerging Markets........................................                 206,465.8      277,369.4     (226,582.5)      257,252.7
   Hard Assets.............................................                 221,992.2      158,262.8     (223,597.9)      156,657.1
   Real Estate.............................................                  42,249.3      268,432.9     (148,912.1)      161,770.1
VARIABLE INSURANCE FUNDS:
   Choice Market Neutral Fund..............................                   5,485.5       32,602.0      (32,537.1)        5,550.4
-----------------------------------------------------------------------------------------------------------------------------------
                                    TOTALS                               40,622,668.5   11,972,963.5  (14,071,612.8)   38,524,019.2
===================================================================================================================================


a) Formerly Invesco VIF Core Equity Fund prior to its name change effective October 15, 2004.
b) Formerly Invesco VIF Financial Services Fund prior to its name change effective October 15, 2004.
c) Formerly Invesco VIF Health Sciences Fund prior to its name change effective October 15, 2004 and effective July 15, 2005 the fund was renamed Global Health Care.
d) For the period April 30, 2004 through December 31, 2004 as a result of the AIM/Invesco mergers on April 30, 2004.
e) Formerly Invesco VIT Real Estate Opportunity prior to its name change effective April 30, 2004.
f) Formerly Invesco VIT Technology prior to its name change effective October 15, 2004.
g) For the period January 1, 2004 through August 27, 2004 (liquidation of funds).
h)    For the period May 1, 2004 through December 31, 2004 (Inception of funds).
i) For the period July 15, 2004 through December 31, 2004 (Inception of funds).
j) For the period January 1, 2004 through April 29, 2004 (fund merged into AIM High Yield).
k)    Effective May 1, 2005 the fund was renamed Janus Aspen Large Cap Growth.
l) Effective April 8, 2005 the fund was merged into Wells Fargo Advantage Discovery.
m)    Effective  April  8,  2005  the fund was  renamed  Wells  Fargo  Advantage
      Opportunity.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NEW YORK, NEW YORK

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account C as of December 31, 2005, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and others. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account C as of December 31, 2005, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO Seidman, LLP

New York, New York
February 24, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

      We have audited the statements of operations and changes in net assets of Jefferson National Life Annuity Account C (the "Account"), for the year ended December 31, 2004, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the results of operations and changes in net assets of Jefferson National Life Annuity Account C, for the year ended December 31, 2004, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

New York, New York
March 28, 2005

                                  JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

                                  SPONSOR

                                  Jefferson National Life Insurance Company

                                  DISTRIBUTOR

                                  Inviva Securities Corporation

                                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

                                  BDO Seidman, LLP - For the year ended
                                  12/31/05
                                  Ernst & Young LLP - For the year ended
                                  12/31/04

                                     PART C


OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The financial statements of Jefferson National Life Insurance Company at December 31, 2005 and 2004, and for the years then ended.

The financial statements of Jefferson National Life Annuity Account C at December 31, 2005 and for each of the two years in the period ended December 31, 2005.

(b)    Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C - GROUP MAXIFLEX

(1)    (a)           Resolution of Board of Directors of the Company        (10)
                     authorizing the establishment of the Separate
                     Account.

       (b)           Resolution Changing the Name of the Separate Account    (1)

(2)                  Not Applicable.

(3)    (a)    (i)    Form of Principal Underwriter's Agreement of the        (1)
                     Company on behalf of the Separate Account and Inviva
                     Securities Corporation.

              (ii)   Form of Amendment to Principal Underwriters Agent.      (1)

       (b)           Form of Selling Agreement                               (1)

(4)    (a)           Form of Contract. (32-4000C)                            (1)

       (b)           Form of Contract Amendments for Separate Account        (1)
                     Change.

(5)                  Form of Application for Individual Annuity Contract.    (1)
                     (JNL-6000)

(6)    (a)           Amended and Restated Articles of Incorporation of       (1)
                     Conseco Variable Insurance Company.

       (b)           Amended and Restated By-Laws of the Company.            (1)

(7)                  Not Applicable.

(8)    (a)           Form of Participation Agreement dated October 23,       (1)
                     2002 with Conseco Series Trust and Conseco Equity
                     Sales, Inc. and amendments thereto dated September
                     10, 2003 and February 1, 2001.

              (i)    Form of Amendment dated May 1, 2006 to the             (13)
                     Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.

       (b)    (i)    Form of Participation Agreement by and among A I M      (3)
                     Distributors, Inc., Jefferson National Life Insurance
                     Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated
                     May 1, 2003.

              (ii)   Form of Amendment dated April 6, 2004 to the            (1)
                     Participation Agreement by and among A I M
                     Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated
                     May 1, 2003.

              (iii)  Form of Amendment dated May 1, 2006 to the             (13)
                     Participation Agreement by and among A I M
                     Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated
                     May 1, 2003.

       (c)    (i)    Form of Participation Agreement among the Alger         (4)
                     American Fund, Great American Reserve Insurance
                     Company and Fred Alger and Company, Inc. dated
                     March 31, 1995.

              (ii)   Form of Amendment dated November 5, 1999 to the         (5)
                     Participation Agreement among the Alger American
                     Fund, Great American Reserve Insurance Company and
                     Fred Alger and Company, Inc. dated March 31, 1995.

              (iii)  Form of Amendment dated January 31, 2001 to the         (5)
                     Participation Agreement among the Alger American
                     Fund, Great American Reserve Insurance Company and
                     Fred Alger and Company, Inc. dated March 31, 1995.

              (iv)   Form of Amendments August 4, 2003 and March 22, 2004    (1)
                     to the Participation Agreementamong the Alger
                     American Fund, Great American Reserve Insurance
                     Company and Fred Alger and Company, Inc. dated
                     March 31, 1995.

              (v)    Form of Amendment dated May 1, 2006 to the             (13)
                     Participation Agreement among the Alger American
                     Fund, Jefferson National Life Insurance Company and
                     Fred Alger and Company, Inc. dated March 31, 1995.

       (d)    (i)    Form of Participation Agreement between Great           (4)
                     American Reserve Insurance Company and American
                     Century Investment Services as of 1997.

              (ii)   Form of Amendment dated November 15, 1997 to the        (5)
                     Participation Agreement between Great American
                     Reserve Insurance Company and American Century
                     Investment Services as of 1997.

              (iii)  Form of Amendment dated December 31, 1997 to the        (5)
                     Participation Agreement between Great American
                     Reserve Insurance Company and American Century
                     Investment Services as of 1997.

              (iv)   Form of Amendment dated January 13, 2000 to the         (5)
                     Participation Agreement between Great American
                     Reserve Insurance Company and American Century
                     Investment Services as of 1997.

              (v)    Form of Amendment dated February 9, 2001 to the         (5)
                     Participation Agreement between Great American
                     Reserve Insurance Company and American Century
                     Investment Services as of 1997.

              (vi)   Form of Amendments dated July 31, 2003 and March 25,    (1)
                     2004 to the Participation Agreement between Great
                     American Reserve Insurance Company and American
                     Century Investment Services as of 1997.

              (vii)  Form of Amendment dated May 1, 2005 to the             (11)
                     Participation Agreement between Jefferson National
                     Life Insurance Company and American Century
                     Investment Services as of 1997.

              (viii) Form of Amendment dated May 1, 2006 to the             (13)
                     Participation Agreement between Jefferson National
                     Life Insurance Company and American Century
                     Investment Services as of 1997.

       (e)    (i)    Form of Participation Agreement dated May 1, 1995 by    (5)
                     and among Conseco Variable Insurance Company, Dreyfus
                     Variable Investment Fund, The Dreyfus Socially
                     Responsible Growth Fund, Inc., Dreyfus Life and
                     Annuity Index Fund, Inc. and Dreyfus Investment
                     Portfolios.

              (ii)   Form of Amendment dated March 21, 2002 to the           (5)
                     Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus
                     Variable Investment Fund, The Dreyfus Socially
                     Responsible Growth Fund, Inc., Dreyfus Life and
                     Annuity Index Fund, Inc. and Dreyfus Investment
                     Portfolios.

              (iii)  Form of Amendment dated May 1, 2003 to the              (1)
                     Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus
                     Variable Investment Fund, The Dreyfus Socially
                     Responsible Growth Fund, Inc., Dreyfus Life and
                     Annuity Index Fund, Inc. and Dreyfus Investment
                     Portfolios.

              (iv)   Form of Amendment dated 2004 to the Participation       (1)
                     Agreement dated May 1, 1995 by and among Conseco
                     Variable Insurance Company, Dreyfus Variable
                     Investment Fund, The Dreyfus Socially Responsible
                     Growth Fund, Inc., Dreyfus Life and Annuity Index
                     Fund, Inc. and Dreyfus Investment Portfolios.

              (v)    Form of Amendment dated May 1, 2005 to the             (11)
                     Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company,
                     Dreyfus Variable Investment Fund, The Dreyfus
                     Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

       (f)    (i)    Form of Participation Agreement dated March 6, 1995     (4)
                     by and among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities
                     Corp.

              (ii)   Form of Amendment dated 1999 to the Participation       (5)
                     Agreement dated March 6, 1995 by and among Conseco
                     Variable Insurance Company, Federated Insurance
                     Series and Federated Securities Corp.

              (iii)  Form of Amendment dated January 31, 2001 to the         (5)
                     Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

              (iv)   Form of Amendment dated 2004 to the Participation       (1)
                     Agreement dated March 6, 1995 by and among Conseco
                     Variable Insurance Company, Federated Insurance
                     Series and Federated Securities Corp.

              (v)    Form of Amendment dated May 1, 2006 to the             (13)
                     Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company,
                     Federated Insurance Series and Federated Securities
                     Corp.

       (g)    (i)    Form of Participation Agreement by and among First      (6)
                     American Insurance Portfolios, Inc., First American
                     Asset Management and Conseco Variable Insurance
                     Company dated 2001.

              (ii)   Form of Amendment dated April 25, 2001 to the           (5)
                     Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset
                     Management and Conseco Variable Insurance Company dated 2001.

              (iii)  Form of Amendment dated May 1, 2003 to the              (1)
                     Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset
                     Management and Conseco Variable Insurance Company dated 2001.

       (h)    (i)    Form of Participation Agreement among Janus Aspen       (1)
                     Series and Jefferson National Life Insurance Company dated May 1, 2003 and Form of Amendment dated July
                     2003 thereto.

              (ii)   Form of Amendment dated May 1, 2005 to the             (11)
                     Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company dated
                     May 1, 2003.

              (iii)  Form of Amendment dated May 1, 2006 to the             (13)
                     Participation Agreement among Janus Aspen Series,
                     Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

       (i)    (i)    Form of Participation Agreement among Lazard            (1)
                     Retirement Series, Inc., Lazard Asset Management,
                     LLC, Inviva Securities Corporation and Jefferson
                     National Life Insurance Company dated May 1, 2003.

              (ii)   Form of Amendment dated March 21, 2004 to the           (1)
                     Participation Agreement among Lazard Retirement
                     Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

       (j)    (i)    Form of Participation Agreement dated April 10, 1997    (4)
                     by and among Lord, Abbett & Co. and Great American
                     Reserve Insurance Company.

              (ii)   Form of Amendment dated December 1, 2001 to the         (7)
                     Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

              (iii)  Form of Amendment dated May 1, 2003 to the              (1)
                     Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

       (k)    (i)    Form of Participation Agreement dated April 30, 1997    (5)
                     by and among Neuberger&Berman Advisers Management
                     Trust, Advisers Managers Trust, Neuberger&Berman
                     Management Incorporated and Great American Reserve
                     Insurance Company.

              (ii)   Form of Amendment dated May 1, 2000 to the              (5)
                     Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                     Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company.

              (iii)  Form of Amendment dated January 31, 2001 to the         (5)
                     Participation Agreement dated April 30, 1997 by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman
                     Management Incorporated and Conseco Variable
                     Insurance Company.

              (iv)   Form of Amendment dated May 1, 2004 to the              (8)
                     Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                     Neuberger Berman Management Incorporated and
                     Jefferson National Life Insurance Company.

              (v)    Form of Amendment dated April 4, 2004 to the            (1)
                     Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                     Neuberger Berman Management Incorporated and
                     Jefferson National Life Insurance Company.

              (vi)   Form of Amendment dated May 1, 2005 to the             (11)
                     Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                     Neuberger Berman Management Incorporated and
                     Jefferson National Life Insurance Company.

              (vii)  Form of Amendment dated May 1, 2006 to the             (13)
                     Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                     Neuberger Berman Management Incorporated and
                     Jefferson National Life Insurance Company.

       (l)    (i)    Form of Participation Agreement dated May 1, 2003 by    (1)
                     and among PIMCO Variable Insurance Trust, PIMCO
                     Advisors Distributors LLC and Jefferson National Life
                     Insurance Company and amended dated April 13, 2004 thereto.

              (ii)   Form of Amendment dated May 1, 2005 to the             (11)
                     Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life
                     Insurance Company.

              (iii)  Form of Amendment dated May 1, 2006 to the             (13)
                     Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life
                     Insurance Company.

       (m)    (i)    Form of Participation Agreement dated May 1, 2003       (1)
                     among Pioneer Variable Contract Trust, Jefferson
                     National Life Insurance Company, Pioneer Investment
                     Management, Inc. and Pioneer Funds Distributor, Inc.

              (ii)   Form of Amendment to the Participation Agreement       (11)
                     dated May 1, 2003 among Pioneer Variable Contract
                     Trust, Jefferson National Life Insurance Company,
                     Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

              (iii)  Form of amendment to Participation Agreement dated     (13)
                     May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                     Distributor, Inc.

       (n)           Form of Participation Agreement dated May 1, 2003 by    (1)
                     and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and
                     Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto.

              (i)    Form of amendment to Participation Agreement dated     (13)
                     May 1, 2006 among Royce Capital Fund, Royce &
                     Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.

       (o)    (i)    Form of Participation Agreement dated March 24, 2000    (9)
                     by and among Conseco Variable Insurance Company,
                     RYDEX Variable Trust and PADCO Financial Services,
                     Inc.

              (ii)   Form of Amendment dated April 13, 2004 to the Form of   (1)
                     Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX
                     Variable Trust and PADCO Financial Services, Inc.

              (iii)  Form of Amendment dated May 1, 2005 to the Form of     (11)
                     Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company,
                     RYDEX Variable Trust and PADCO Financial Services,
                     Inc.

              (iv)   Form of Amendment dated May 1, 2006 to the Form of     (13)
                     Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company,
                     RYDEX Variable Trust and PADCO Financial Services,
                     Inc.

       (p)    (i)    Form of Participation Agreement dated April 2004        (1)
                     between Jefferson National Life Insurance Company and
                     Citigroup Global Markets Inc.

              (ii)   Form of Amendment dated May 1, 2005 to the             (11)
                     Participation Agreement dated April 2004 between
                     Jefferson National Life Insurance Company and
                     Citigroup Global Markets Inc.

       (q)    (i)    Form of Participation Agreement dated May 1, 2000 by    (6)
                     and among Seligman Portfolios, Inc., Seligman
                     Advisors, Inc. and Conseco Variable Insurance
                     Company.

              (ii)   Form of Amendment dated January 31, 2001 to the         (5)
                     Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,
                     Inc. and Conseco Variable Insurance Company.

              (iii)  Form of Amendment dated August 5, 2003 to the           (1)
                     Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,
                     Inc. and Conseco Variable Insurance Company.

              (iv)   Form of Amendment dated 2004 to the Participation       (1)
                     Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

              (v)    Form of Amendment dated May 1, 2006 to the             (13)
                     Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,
                     Inc. and Jefferson National Life Insurance Company.

       (r)    (i)    Form of Participation Agreement dated April 30, 1997    (5)
                     by and among Great American Reserve Insurance
                     Company, Strong Variable Insurance Funds, Inc.,
                     Strong Special Fund II, Inc, Strong Capital
                     Management, Inc. and Strong Funds Distributors, Inc.

              (ii)   Form of Amendment dated December 11, 1997 to            (5)
                     Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company,
                     Strong Variable Insurance Funds, Inc., Strong
                     Opportunity Funds II, Inc., Strong Capital
                     Management, Inc. and Strong Funds Distributors, Inc.

              (iii)  Form of Amendment dated December 14. 1999 to            (5)
                     Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                     Variable Insurance Funds, Inc., Strong Opportunity
                     Fund II, Inc., Strong Capital Management, Inc. and
                     Strong Investments, Inc.

              (iv)   Form of Amendment dated March 1, 2001 to                (5)
                     Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                     Variable Insurance Funds, Inc., Strong Opportunity
                     Fund II, Inc., Strong Capital Management, Inc. and
                     Strong Investments, Inc.

              (v) Form of Amendments dated December 2, 2003 and April 5, (1) 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company,
                     Strong Variable Insurance Funds, Inc., Strong
                     Opportunity Fund II, Inc., Strong Capital Management,
                     Inc. and Strong Investments, Inc.

       (s)    (i)    Form of Participation Agreement dated May 1, 2003       (8)
                     with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.

              (ii)   Form of Amendment dated April 6, 2004 to the            (1)
                     Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson
                     National Life Insurance Company.

       (t)    (i)    Form of Participation Agreement dated February 29,      (5)
                     2000 by and among Conseco Variable Insurance
                     Company, Van Eck Worldwide Insurance Trust and Van
                     Eck Associates Corporation.

              (ii)   Form of Amendment dated January 31, 2001 to             (5)
                     Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

              (iii)  Form of Amendment dated January 31, 2001 to             (5)
                     Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

              (iv)   Form of Amendment dated May 1, 2003 to Participation    (8)
                     Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates
                     Corporation and Jefferson National Life Insurance
                     Company.

       (u)    (i)    Form of Participation Agreement between Jefferson       (1)
                     National Life Insurance Company, Bisys Fund Services
                     LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

              (ii)   Form of Amendment dated 2004 to the Participation       (1)
                     Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1,
                     2003.

       (v)    (i)    Form of Participation Agreement between Jefferson      (11)
                     National Life Insurance Company, Wells Fargo Funds
                     Distributor, LLC and Wells Fargo Variable Trust date
                     April 8, 2005.

              (ii)   Form of Amendment dated May 1, 2006 to Participation   (13)
                     Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells
                     Fargo Variable Trust dated April 8, 2005.

       (w)    (i)    Form of Participation Agreement between Jefferson      (11)
                     National Life Insurance Company, Rafferty Asset
                     Management, LLC and Potomac Insurance Trust dated
                     May 1, 2005.

              (ii)   Form of Amendment dated May 1, 2006 to Participation   (13)
                     Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

       (x)    (i)    Form of Participation Agreement between Jefferson      (13)
                     National Life Insurance Company, Alliance Capital
                     Management L.P. and AllianceBernstein Investment
                     Research and Management, Inc. dated May 1, 2006.

(9)                  Opinion and Consent of Counsel.                        (13)

(10)                 Opinion and Consent of Outside Auditors.               (13)

(11)                 Financial Statements omitted from Item 23 above.        N/A

(12)                 Initial Capitalization Agreement.                       N/A

(13)          (i)    Powers of Attorney.                                     (1)

              (ii)   Powers of Attorney- Laurence Greenberg                 (12)

              (iii)  Powers of Attorney - Robert Jefferson                  (13)

(1) Incorporated herein by reference to Post-Effective Amendment Nos 15 and 38 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos 033-61122 and 811-04819) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000486)

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000128).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 22 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-98-000128).

(11) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 39 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002834).

(12) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(13)   Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                             POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                   Director, Chairman of the Board
Tracey Hecht Smilow              Director
Laurence P. Greenberg            Director, Chief Executive Officer and President
Timothy D. Rogers                Chief Financial Officer and Treasurer
Craig A. Hawley (1)              General Counsel and Secretary
David Lau (1)                    Chief Operating Officer
Brian Heaphy                     Director--Mergers & Acquisitions
Jeff Fritsche                    Tax Director
Dean C. Kehler (2)               Director
Robert Jefferson (3)             Director


(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2)    The business address of this director is 425 Lexington Avenue, New York
10017.

(3) The business address of this director is ACE INA Holdings, Two Liberty Place, 1601 Chestnut Street, TL56C, Philadelphia, Pennsylvania 19103.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.


                                                            ORGANIZATIONAL CHART


---------------------
  SMILOW & HECHT
AND FAMILY MEMBERS(1)
---------------------
    | 100%
-------      ------------     ---------    ---------   --------     ---------   -------
INVIVA,      INVIVA, INC.     SERIES A     SERIES B    SERIES C     SERIES D    SECURED
L.L.C.       MANAGEMENT       PREFERRED    PREFERRED   PREFERRED    PREFERRED   NOTES
(CA)            AND            STOCK(3)     STOCK(4)   STOCK(5)     STOCK(6)    -------
             EMPLOYEES(2)     ---------    ---------   ---------    ---------      |
------       ------------         |            |           |             |         |
  | 73%           | 27%           |            |           |             |         |
---------------------------------------------------------------------------------------
                              INVIVA, INC.
                                  (DE)
---------------------------------------------------------------------------------------
                                   | 100%
----------------------------------------------------------------------------------------------------------------------
   |              |                |            |          |            |           |           |          |         |
---------    -----------      ----------   ---------   ---------    ---------   ---------  ---------  ---------  ---------
 LIFCO         INVIVA             JNF       INVIVA      INVIVA       INVIVA      INVIVA     INVIVA     INVIVA     INVIVA
HOLDING      SECURITIES         HOLDING    INSURANCE   STATUTORY    STATUTORY   STATUTORY  STATUTORY  STATUTORY  STATUTORY
COMPANY,     CORPORATION       COMPANY,     AGENCY,     TRUST I     TRUST III   TRUST IV    TRUST V    TRUST VI   TRUST VII
INC. (DE)       (DE)           INC. (DE)   INC. (DE)    (DE)(7)      (CT)(7)     (DE)(7)    (DE)(7)    (DE)(7)    (DE)(7)
---------    -----------      ----------   ---------   ---------    ---------   ---------  ---------  ---------  ---------
   |                          100% |
   |                          ----------
   | 100%                     JEFFERSON
   |                          NATIONAL
   |                          FINANCIAL
   |                          CORP. (DE)
   |                          ----------
   |                                |
---------------------------   ---------------------------------
THE AMERICAN LIFE INSURANCE   JEFFERSON NATIONAL LIFE INSURANCE
  COMPANY OF NEW YORK (NY)               COMPANY (TX)
---------------------------   ---------------------------------


(1) Smilow and Hecht are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership:
     Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth
     B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred(together, the "Series A") both of which are non-voting. The majority of the Series A is held by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members; (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding company, Inc.

(7) Each of these statutory trusts was created in order to consummate Inviva's participation in a pooled private placement offering of Trust Preferred Securities. Inviva, Inc. owns, in each case, all of the common stock of the trust.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 28, 2006, the number of The MaxiFlex Group contracts funded by Jefferson National Life Annuity Account C was 2,087 of which 2,069 were qualified contracts and 18 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account H
Jefferson National Life Annuity Account I
Jefferson National Life Annuity Account J

(b) Inviva Securities Corporation ("ISC") is the principal underwriter for the Contracts. The following persons are the officers and directors of ISC. The principal business address for each officer and director of ISC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated.

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


NAME                                    POSITIONS AND OFFICES
Craig A. Hawley                         President, General Counsel and Secretary
Robert B. Jefferson*                    Director*
Edward J. O'Brien, IV                   Chief Financial Officer

* The principal business address for Robert Jefferson is ACE INA Holdings, Two Liberty Place, 1601 Chestnut Street, TL56C, Philadelphia, PA 19103.

(c)    ISC retains no compensation or commissions from the registrant.



                   NET UNDERWRITING   COMPENSATION
NAME OF PRINCIPAL    DISCOUNTS AND  ON REDEMPTION OR   BROKERAGE
UNDERWRITER           COMMISSIONS    ANNUITIZATION    COMMISSIONS   COMPENSATION
Inviva Securities        None             None            None          None
Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

C) The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas and/or Florida Optional Retirement Program (each a "Program") in accordance with the following conditions:

(1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of (a) - (d) above.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 17 and 40 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 20th day of April, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:  /s/ Laurence P. Greenberg*

Name: Laurence P. Greenberg

Title:  CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                            TITLE                        DATE
/s/ David A. Smilow*            Chairman of the Board                    4/20/06
Name: David Smilow

/s/ Tracey Hecht Smilow*        Director                                 4/20/06
Name:  Tracey Hecht Smilow

/s/ Laurence P. Greenberg*      Director, Chief Executive Officer        4/20/06
Name: Laurence Greenberg        and President

/s/ Timothy D. Rogers*          Chief Financial Officer and Treasurer    4/20/06
Name: Timothy D. Rogers

/s/ Dean C. Kehler*             Director                                 4/20/06
Name: Dean C. Kehler

/s/ Robert Jefferson*           Director                                 4/20/06
Name: Robert Jefferson

/s/ Craig A. Hawley*                                                     4/20/06
Name:  Craig A. Hawley
Attorney in Fact

                                  EXHIBIT INDEX

(8)    (a)    (i)    Form of Amendment dated May 1, 2006 to the Participation
                     Agreement dated October 23, 2002 by and among 40|86 Series
                     Trust, 40|86 Advisors, Inc. and Jefferson National Life
                     Insurance Company

       (b)    (iii)  Form of Amendment dated May 1, 2006 to the Participation
                     Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

       (c)    (v)    Form of Amendment dated May 1, 2006 to the Participation
                     Agreement among the Alger American Fund, Jefferson National
                     Life Insurance Company and Fred Alger and Company, Inc.
                     dated March 31, 1995.

       (d)    (viii) Form of Amendment dated May 1, 2006 to the Participation
                     Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.

       (f)    (v)    Form of Amendment dated May 1, 2006 to the Participation
                     Agreement dated March 6, 1995 by and among Jefferson
                     National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.

       (h)    (iii)  Form of Amendment dated May 1, 2006 to the Participation
                     Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

       (k)    (vii)  Form of Amendment dated May 1, 2006 to the Participation
                     Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

       (l)    (iii)  Form of Amendment dated May 1, 2006 to the Participation
                     Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

       (m)    (iii)  Form of amendment to Participation Agreement dated May 1,
                     2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

       (n)    (i)    Form of amendment to Participation Agreement dated May 1,
                     2006 among Royce Capital Fund, Royce & Associates, LLC and
                     Jefferson National Life Insurance Company and Inviva
                     Securities Corporation.

       (o)    (iv)   Form of Amendment dated May 1, 2006 to the Form of
                     Participation Agreement dated March 24, 2000 by and among
                     Jefferson National Life Insurance Company, RYDEX Variable
                     Trust and PADCO Financial Services, Inc.

       (q)    (v)    Form of Amendment dated May 1, 2006 to the Participation
                     Agreement dated May 1, 2000 by and among Seligman
                     Portfolios, Inc., Seligman Advisors, Inc. and Jefferson
                     National Life Insurance Company.

       (v)    (ii)   Form of Amendment dated May 1, 2006 to Participation
                     Agreement between Jefferson National Life Insurance
                     Company, Wells Fargo Funds Distributor, LLC and Wells Fargo
                     Variable Trust dated April 8, 2005.

       (w)    (ii)   Form of Amendment dated May 1, 2006 to Participation
                     Agreement between Jefferson National Life Insurance
                     Company, Rafferty Asset Management, LLC and Potomac
                     Insurance Trust dated May 1, 2005.

       (x)    (i)    Form of Participation Agreement between Jefferson National
                     Life Insurance Company, Alliance Capital Management L.P.
                     and AllianceBernstein Investment Research and Management,
                     Inc. dated May 1, 2006.

(9)                  Opinion and Consent of Counsel.

(10)                 Consent of Independent Registered Public Accounting Firm.

(13)   (a)    (iii)  Powers of Attorney - for Robert Jefferson